[GRAPHIC]

SECURITY FUNDS(SM)

SEMI-ANNUAL REPORT

MARCH 31, 2003

-  SECURITY EQUITY FUND

   -  ENHANCED INDEX SERIES

   -  EQUITY SERIES

   -  GLOBAL SERIES

   -  INTERNATIONAL SERIES

   -  LARGE CAP GROWTH SERIES

   -  MID CAP VALUE SERIES

   -  SELECT 25(R) SERIES

   -  SMALL CAP GROWTH SERIES

   -  SOCIAL AWARENESS SERIES

   -  TECHNOLOGY SERIES

-  SECURITY LARGE CAP VALUE FUND

-  SECURITY MID CAP GROWTH FUND

[SECURITY DISTRIBUTORS, INC. LOGO]

A Member of The Security Benefit Group of Companies

                              SECURITY EQUITY FUND
                          SECURITY LARGE CAP VALUE FUND
                          SECURITY MID CAP GROWTH FUND

                                 MARCH 31, 2003

                               SEMI-ANNUAL REPORT

                                TABLE OF CONTENTS

Commentary from the Security Funds' Chairman of the Board ...................  1

Commentary from the Security Funds' President ...............................  2

Security Equity Fund:

   Enhanced Index Series .................................................... 18

   Equity Series ............................................................ 15

   Global Series ............................................................  6

   International Series ..................................................... 11

   Large Cap Growth Series .................................................. 26

   Mid Cap Value Series .....................................................  3

   Select 25(R) Series ......................................................  5

   Small Cap Growth Series .................................................. 13

   Social Awareness Series ..................................................  9

   Technology Series ........................................................ 28

Security Large Cap Value Fund ............................................... 31

Security Mid Cap Growth Fund ................................................ 29

Statements of Assets and Liabilities ........................................ 33

Statements of Operations .................................................... 36

Statements of Changes in Net Assets ......................................... 39

Financial Highlights ........................................................ 45

Notes to Financial Statements ............................................... 70

Director Disclosure ......................................................... 81

[THE SECURITY BENEFIT GROUP OF COMPANIES(SM) LOGO]

- CHAIRMAN OF THE BOARD'S COMMENTARY

  MAY 15, 2003

[PHOTO OF JOHN CLELAND]
John Cleland

TO OUR SHAREHOLDERS:

Over the last six months, the attention of investors has been dominated by global events far removed from economic and monetary fundamentals, which in the long run, determine the direction of the financial markets. As war with Iraq increasingly dominated the headlines, the markets' volatility became more apparent. Short-term rallies, driven by news about global events, were followed by equally sharp sell-offs when perceptions turned negative. It was a particularly difficult time for investors to draw meaningful conclusions about the short-term outlook for the equity markets.

At times like these it is important for investors to remind themselves that investing is a long-term process. It is easy to lose sight of that fact when one's focus is distracted by the markets' performance over the last three years. We should remember that this time period is nothing more than a mirror image of the previous three years' returns, which were substantially in excess of historic averages and reflective of the unwinding of both the economic and market bubbles created with those years' excesses.

As we look at current conditions, we remind ourselves that interest rates are at historically low levels, inflation remains largely absent from the global economic environment, and economic growth appears to be occurring, albeit at a rather slow pace. These are conditions that have historically been attractive for the equity markets, although it should be recognized that valuations, while reasonably attractive, are not necessarily cheap, when compared to historical valuations. This would suggest that the climate for equity investment has improved and should be attractive over the remainder of the year. We continue to believe that conditions are favorable for long-term gains to occur.

Additionally, we believe that a dollar cost averaging strategy will pay dividends for the patient investor and that attractive opportunities continue to exist.(1) We should not lose sight of the fact that the United States is the only global superpower. While this creates enormous challenges, it does create an opportunity for the free market system and democracy to flourish, and this is a climate that is attractive over time for investors.

As always, thank you for your investment confidence, and we invite your questions and comments.

Sincerely,

/s/ John Cleland

John Cleland
Chairman, The Security Funds

(1)Dollar cost averaging does not assure profits or protect against loss in a declining market.

--------------------------------------------------------------------------------

- PRESIDENT'S COMMENTARY

  MAY 15, 2003

[PHOTO OF JAMES SCHMANK]
James Schmank

TO OUR SHAREHOLDERS:

2002 IN RETROSPECT

The financial markets continued to struggle over the six-month period ended March 31, 2003, which is covered by this report. The six-month period saw 2002 ending on a pessimistic note with the S & P 500, a major equity market barometer, down 22%. Few economists predicted the degree of weakness that still existed in the markets as 2002 began, and no one expected the fraudulent corporate accounting events that shook the confidence of investors during the year. Continued threats of terrorism and the reemergence of war prospects in the Middle East only exacerbated the very negative environment for financial markets during this period.

Despite the general pall of the markets, resilient consumers spent carefully and benefited from the low interest rate environment maintained by the Federal Reserve. But increasing unemployment kept optimism in check, and demand for goods and services remained soft. Business profits continued to be elusive, while pressure remained to keep prices low due to the lack of demand and continued cheap imports. 2002 was the third consecutive year of negative market performance for equities; this hasn't occurred since 1941!

EXPECTATIONS FOR 2003

2003 started with an air of enthusiasm, with moderately improving economic reports amid continued strength in housing and big-ticket sales, such as autos. With a watchful eye on the Middle East, we began to feel more optimistic that the domestic economy was firming. Unfortunately, we could not avoid the outbreak of war in Iraq late in the first quarter of 2003. A swift U.S. victory, which appears likely, should allow some stability in the markets, ease pressure on oil prices and ultimately allow some traction to the economy. We foresee a gradual recovery and strengthening during 2003, but expect only moderate, single-digit returns as the economy slowly rebuilds. Achieving such returns in this environment will be difficult, but we believe that it is in just these kinds of conditions that active portfolio management such as that provided by Security Management Company LLC, offers the best opportunity for the return and risk controls that most investors are seeking.

PLANNING IS KEY

Clearly, these are extremely difficult times in which to invest. It is during these difficult times that we continue to stress certain fundamentals of investing:

   -  Develop a plan and stay with it

   -  Maintain a broad, diversified portfolio

   -  Systematically buy into the market(1)

   -  Maintain a long term focus in your investing

The role of your financial representative is important during these times. Too many investors make significant changes to their portfolios out of fear at exactly the wrong time. Financial success is achieved over time through discipline and planning. The demand for financial advice is growing every day, and you are wise to be working with your representative.

YOUR CONFIDENCE IS APPRECIATED AND RESPECTED

I applaud your selection of the Security Funds family of mutual funds for your investment portfolios. Our funds are professionally managed within defined risk parameters, contain diverse holdings and, we believe, are well positioned for this financial environment. We truly appreciate and respect the confidence you have placed in our firm.

Sincerely,

/s/ James R. Schmank

James R. Schmank

(1) Systematic investing does not assure profits or protect against loss in a declining market.

--------------------------------------------------------------------------------

- SCHEDULE OF INVESTMENTS

MARCH 31, 2003
(UNAUDITED)

SECURITY EQUITY FUND -
MID CAP VALUE SERIES

                                                             PRINCIPAL
                                                             AMOUNT OR
                                                               NUMBER            MARKET
CONVERTIBLE BONDS                                             OF SHARES          VALUE
-----------------------------------------------------------------------------------------
PHARMACEUTICALS - 2.1%
Hollis Eden Pharmaceuticals,
  7.50% - 2006 ........................................       $1,000,000       $1,029,833
Ligand Pharmaceuticals,
  6.00% - 2007 ........................................       $1,250,000        1,609,375
                                                                               ----------
                                                                                2,639,208

TELECOMMUNICATIONS - 1.3%
Ciena Corporation,
  3.75% - 2008 ........................................       $2,250,000        1,687,500
                                                                               ----------
  Total convertible bonds - 3.4% .......................................        4,326,708

PREFERRED STOCK - 0.2%
----------------------
DIVERSIFIED METALS & MINING
Arch Coal, Inc. .......................................            4,600          269,100

COMMON STOCKS
-------------
AGRICULTURAL PRODUCTS - 3.0%
Archer-Daniels-Midland Company ........................          280,000        3,024,000
Sylvan, Inc.* .........................................           91,000          887,250
                                                                               ----------
                                                                                3,911,250

AIR FREIGHT & COURIERS - 0.9%
Airnet Systems, Inc.* .................................          168,000          384,720
Stonepath Group PIPE*(1) ..............................          480,000          715,200
                                                                               ----------
                                                                                1,099,920

APPLICATION SOFTWARE - 0.5%
Lightspan, Inc.* ......................................          533,550          346,808
Ulticom, Inc* .........................................           37,400          240,108
                                                                               ----------
                                                                                  586,916

AUTO PARTS & EQUIPMENT - 0.1%
Motorcar Parts & Accessories, Inc.* ...................           50,000          110,000

BANKS - 3.8%
Iberiabank Corporation ................................           20,100          818,070
NetBank, Inc. .........................................          120,000        1,114,800
Wilmington Trust Corporation ..........................           48,200        1,339,960
Zions Bancorporation ..................................           38,000        1,625,640
                                                                               ----------
                                                                                4,898,470

BIOTECHNOLOGY - 0.5%
Protein Design Labs, Inc.* ............................           81,000          599,400

BROADCASTING & CABLE TV - 0.2%
Cinar Corporation (Cl. B)* ............................           86,000          258,000

CATALOG RETAIL - 1.8%
Coldwater Creek, Inc.* ................................          242,250        2,298,952

CONSTRUCTION & ENGINEERING - 5.9%
Chicago Bridge & Iron
  Company N.V .........................................          240,000        3,897,600
Dycom Industries, Inc.* ...............................           25,800          266,514
Quanta Services, Inc.* ................................          340,000        1,088,000
Shaw Group, Inc.* .....................................          233,100        2,342,655
                                                                               ----------
                                                                                7,594,769

                                                                 NUMBER          MARKET
COMMON STOCKS (CONTINUED)                                      OF SHARES         VALUE
-----------------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES - 1.3%
Angelica Corporation ..................................           99,300       $1,693,065

DIVERSIFIED FINANCIAL SERVICES - 3.5%
A.G. Edwards, Inc. ....................................           66,000        1,709,400
American Capital Strategies, Ltd. .....................          124,000        2,777,600
                                                                               ----------
                                                                                4,487,000

DIVERSIFIED METALS & MINING - 2.9%
Arch Coal, Inc. .......................................          114,000        2,167,140
Phelps Dodge Corporation* .............................           50,000        1,624,000
                                                                               ----------
                                                                                3,791,140

ELECTRIC UTILITES - 6.3%
Black Hills Corporation ...............................           91,400        2,512,586
KFX, Inc. PIPE*(1) ....................................          760,000        1,808,800
Unisource Energy Corporation ..........................          217,200        3,757,560
                                                                               ----------
                                                                                8,078,946

ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.2%
Maxwell Technologies, Inc.* ...........................          284,600        1,775,904
Powell Industries, Inc.* ..............................           75,300        1,049,682
                                                                               ----------
                                                                                2,825,586

EMPLOYMENT SERVICES - 0.4%
Labor Ready, Inc.* ....................................           91,400          520,980

ENVIRONMENTAL SERVICES - 2.1%
Republic Services, Inc.* ..............................           59,000        1,170,560
TRC Companies, Inc.* ..................................          120,000        1,574,400
                                                                               ----------
                                                                                2,744,960

FERTILIZERS & AGRICULTURAL CHEMICALS - 2.2%
Potash Corporation of
  Saskatchewan, Inc. ..................................           45,000        2,781,000

FOOTWEAR - 2.2%
Brown Shoe Company, Inc. ..............................          107,000        2,896,490

HEALTH CARE DISTRIBUTORS & SERVICES - 0.8%
NDCHealth Corporation .................................           62,600        1,049,802

HEALTH CARE EQUIPMENT - 2.4%
Inamed Corporation* ...................................           87,000        3,111,990

HOME FURNISHINGS - 1.1%
Furniture Brands International, Inc.* .................           29,800          582,888
Mohawk Industries, Inc.* ..............................           18,000          862,920
                                                                               ----------
                                                                                1,445,808

INDUSTRIAL MACHINERY - 1.6%
SPX Corporation* ......................................           62,000        2,117,920

INTEGRATED OIL & GAS - 2.5%
Murphy Oil Corporation ................................           74,000        3,268,580

IT CONSULTING & SERVICES - 7.8%
Acxiom Corporation*(2) ................................          274,500        4,619,835
Computer Sciences Corporation* ........................          135,000        4,394,250
Keane, Inc.* ..........................................          125,000        1,022,500
                                                                               ----------
                                                                               10,036,585

--------------------------------------------------------------------------------
                            3  SEE ACCOMPANYING NOTES.

- SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2003
(UNAUDITED)

SECURITY EQUITY FUND -
MID CAP VALUE SERIES (CONTINUED)

                                                                 NUMBER          MARKET
COMMON STOCKS (CONTINUED)                                      OF SHARES         VALUE
-----------------------------------------------------------------------------------------
LEISURE PRODUCTS - 0.4%
Midway Games, Inc.* ...................................          173,000       $  572,630

MULTI-UTILITIES - 1.5%
Williams Companies, Inc. ..............................          428,000        1,960,240

NETWORKING EQUIPMENT - 2.3%
Adaptec, Inc.* ........................................          484,000        2,918,520

OIL & GAS DRILLING - 3.9%
Nabors Industries, Ltd.* ..............................           53,000        2,113,110
National-Oilwell, Inc.* ...............................           97,000        2,171,830
Pride International, Inc.* ............................           60,000          809,400
                                                                               ----------
                                                                                5,094,340

OIL & GAS EQUIPMENT & SERVICES - 4.6%
Key Energy Services, Inc.* ............................          280,000        2,822,400
Newpark Resources, Inc.* ..............................          222,200        1,006,566
Tidewater, Inc. .......................................           72,000        2,067,840
                                                                               ----------
                                                                                5,896,806

OIL & GAS EXPLORATION & PRODUCTION - 3.5%
Callon Petroleum Company* .............................          118,300          503,958
Evergreen Resources, Inc.* ............................           65,000        2,945,150
Ocean Energy, Inc. ....................................           55,000        1,100,000
                                                                               ----------
                                                                                4,549,108

OIL & GAS REFINING & MARKETING - 0.6%
TransMontaigne, Inc.* .................................          197,000          829,370

PACKAGED FOODS - 2.5%
Hain Celestial Group, Inc.* ...........................           34,400          519,784
Hormel Foods Corporation ..............................          125,000        2,646,250
                                                                               ----------
                                                                                3,166,034

PHARMACEUTICALS - 1.1%
Ligand Pharmaceuticals, Inc
  (Cl. B)* ............................................          226,800        1,471,932

PROPERTY & CASUALTY INSURANCE - 5.4%
Cincinnati Financial Corporation ......................           30,000        1,052,100
MBIA, Inc. ............................................           18,750          724,500
W.R. Berkley Corporation ..............................          120,000        5,142,000
                                                                               ----------
                                                                                6,918,600

RESTAURANTS - 0.4%
Checkers Drive-In
  Restaurants, Inc.* ..................................           82,000          465,760

SEMICONDUCTORS - 0.9%
IXYS Corporation* .....................................          210,000        1,110,900

SPECIALTY CHEMICALS - 1.3%
Material Sciences Corporation* ........................           85,700          862,999
Minerals Technologies, Inc.(2) ........................           20,000          762,200
                                                                               ----------
                                                                                1,625,199

SPECIALTY STORES - 0.9%
Linens 'n Things, Inc.* ...............................           55,000        1,117,600

                                                             PRINCIPAL
                                                             AMOUNT OR
                                                               NUMBER          MARKET
COMMON STOCKS (CONTINUED)                                     OF SHARES         VALUE
-----------------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 3.4%
Advanced Fibre
  Communications, Inc.* ...............................           85,000     $  1,286,900
Arris Group, Inc.* ....................................          240,000          888,000
Avanex Corporation* ...................................        1,400,100        1,092,078
Ciena Corporation*(2) .................................          250,000        1,092,500
                                                                             ------------
                                                                                4,359,478

TRUCKING - 2.2%
Covenant Transport, Inc.* .............................           88,000        1,495,120
Swift Transportation Company, Inc.* ...................           86,000        1,376,000
                                                                             ------------
                                                                                2,871,120

UNIT INVESTMENT TRUST - 2.9%
S&P MidCap 400/
  BARRA Value Index Fund (Cl. I) ......................           49,700        3,744,398
                                                                             ------------
  Total common stocks - 93.8% ..........................................      120,879,564

WARRANTS - 0.2%
---------------
Hollis Eden Pharmaceuticals ...........................           70,176          130,880
KFX, Inc. .............................................          152,000          141,868
                                                                             ------------
                                                                                  272,748

U.S. GOVERNMENT & AGENCIES - 1.8%
---------------------------------
Federal National Mortgage Corporation,
  1.22%, 04-10-03 .....................................       $2,300,000        2,299,298

REPURCHASE AGREEMENT - 0.9%
---------------------------
United Missouri Bank, 1.00%, 04-01-03
  (Collateralized by FHLMC, 04-23-03
  with a value of $1,157,138) .........................       $1,134,000        1,134,000
                                                                             ------------
  Total investments - 100.3% ...........................................      129,181,418
  Liabilities, less cash & other assets - (0.3%) .......................         (321,772)
                                                                             ------------
  Total net assets - 100.0% ............................................     $128,859,646
                                                                             ============

The identified cost of investments owned at March 31, 2003 was the same for federal income tax and financial statement purposes.

*    Non-income producing security

(1) PIPE - Private Investment in Public Equity - is the term used for stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration in a secondary public offering.

(2) Security is segregated as collateral for futures, forward contracts or options.

--------------------------------------------------------------------------------
                            4  SEE ACCOMPANYING NOTES.

- SCHEDULE OF INVESTMENTS

MARCH 31, 2003
(UNAUDITED)

SECURITY EQUITY FUND -
SELECT 25(R) SERIES

                                                                 NUMBER         MARKET
COMMON STOCKS                                                  OF SHARES        VALUE
-----------------------------------------------------------------------------------------
ADVERTISING - 3.0%
Omnicom Group, Inc. ...................................           13,000      $   704,210

BANKS - 3.1%
Fifth Third Bancorp ...................................           15,000          752,100

BIOTECHNOLOGY - 3.9%
Amgen, Inc.* ..........................................           16,000          920,800

BREWERS - 2.7%
Anheuser-Busch Companies, Inc. ........................           14,000          652,540

BROADCASTING & CABLE TV - 3.0%
Comcast Corporation* ..................................           25,000          714,750

DEPARTMENT STORES - 3.6%
Kohl's Corporation* ...................................           15,000          848,700

DIVERSIFIED FINANCIAL SERVICES - 6.6%
Citigroup, Inc. .......................................           23,000          792,350
Fannie Mae ............................................           12,000          784,200
                                                                              -----------
                                                                                1,576,550

DRUG RETAIL - 3.2%
Walgreen Company ......................................           26,000          766,480

FOOD DISTRIBUTORS - 3.2%
Sysco Corporation .....................................           30,000          763,200

GENERAL MERCHANDISE STORES - 6.3%
Target Corporation ....................................           25,000          731,500
Wal-Mart Stores, Inc. .................................           15,000          780,450
                                                                              -----------
                                                                                1,511,950

HEALTH CARE DISTRIBUTORS & SERVICES - 6.6%
Cardinal Health, Inc. .................................           15,000          854,550
Patterson Dental Company* .............................           16,000          734,880
                                                                              -----------
                                                                                1,589,430

HEALTH CARE EQUIPMENT - 3.4%
Medtronic, Inc. .......................................           18,000          812,160

HOME IMPROVEMENT RETAIL - 3.7%
Home Depot, Inc. ......................................           36,000          876,960

INDUSTRIAL CONGLOMERATES - 7.5%
3M Company ............................................            7,000          910,210
General Electric Company ..............................           35,000          892,500
                                                                              -----------
                                                                                1,802,710

MOTORCYCLE MANUFACTURERS - 2.8%
Harley-Davidson, Inc. .................................           17,000          675,070

MOVIES & ENTERTAINMENT - 3.2%
Viacom, Inc. (Cl. B)* .................................           21,000          766,920

MULTI-LINE INSURANCE - 2.9%
American International Group, Inc. ....................           14,000          692,300

NETWORKING EQUIPMENT - 2.9%
Cisco Systems, Inc.* ..................................           53,000          683,700

                                                              PRINCIPAL
                                                              AMOUNT OR
                                                                NUMBER           MARKET
COMMON STOCKS (CONTINUED)                                     OF SHARES          VALUE
-----------------------------------------------------------------------------------------
PHARMACEUTICALS - 11.1%
Forest Laboratories, Inc.* ............................           16,000      $   863,520
Johnson & Johnson .....................................           15,000          868,050
Pfizer, Inc. ..........................................           30,000          934,800
                                                                              -----------
                                                                                2,666,370

SEMICONDUCTORS - 2.9%
Intel Corporation .....................................           43,000          700,040

SOFT DRINKS - 2.8%
Pepsico, Inc. .........................................           17,000          680,000

SYSTEMS SOFTWARE - 3.6%
Microsoft Corporation .................................           36,000          871,560
                                                                              -----------
  Total common stocks - 92.0% ..........................................       22,028,500

U.S. GOVERNMENT & AGENCIES - 4.2%
---------------------------------
Federal National Mortgage Association,
  1.21%, 04-08-03 .....................................       $1,000,000          999,784

REPURCHASE AGREEMENT - 3.7%
---------------------------
United Missouri Bank, 1.00%, 04-01-03
  (Collateralized by FHLMC, 04-23-03
  with a value of $910,322) ...........................         $892,000          892,000
                                                                              -----------
  Total investments - 99.9%  ...........................................       23,920,284
  Cash & other assets, less liabilities - 0.1%  ........................           25,514
                                                                              -----------
  Total net assets - 100.0% ............................................      $23,945,798
                                                                              ===========

The identified cost of investments owned at March 31, 2003 was the same for federal income tax and financial statement purposes.

* Non-income producing security

--------------------------------------------------------------------------------
                            5  SEE ACCOMPANYING NOTES.

- SCHEDULE OF INVESTMENTS

MARCH 31, 2003
(UNAUDITED)

SECURITY EQUITY FUND -
GLOBAL SERIES

                                                                NUMBER          MARKET
COMMON STOCKS                                                  OF SHARES        VALUE
-----------------------------------------------------------------------------------------
AUSTRALIA - 1.4%
Australia & New Zealand
  Banking Group, Ltd. .................................           65,520      $   709,916

BRAZIL - 1.3%
Companhia de Bebidas
  das Americas ........................................           19,057          316,346
Empresa Brasileira
  de Aeronautica S.A. ADR .............................           31,468          364,714
                                                                              -----------
                                                                                  681,060

CANADA - 2.8%
Bombardier, Inc. (Cl.B) ...............................           51,500          108,535
Encana Corporation ....................................           11,908          386,558
Husky Energy, Inc. ....................................           55,090          634,062
Manulife Financial Corporation ........................           12,573          300,446
                                                                              -----------
                                                                                1,429,601

FRANCE - 6.3%
Aventis S.A. ..........................................           10,010          439,429
Essilor International S.A. ............................            6,000          233,015
JC Decaux S.A.* .......................................           16,570          157,306
Sanofi-Synthelabo S.A. ................................           24,244        1,219,842
Societe BIC S.A. ......................................            7,920          256,244
Societe Generale ......................................           14,810          764,723
Total Fina Elf S.A. ...................................            1,030          130,377
                                                                              -----------
                                                                                3,200,936

GERMANY - 3.4%
Fresenius AG ..........................................           14,891          669,949
Volkswagon AG .........................................           12,748          406,190
Wella AG ..............................................            9,682          681,442
                                                                              -----------
                                                                                1,757,581

HONG KONG - 1.7%
Hong Kong & China Gas
  Company, Ltd. .......................................          293,400          361,133
Television Broadcasts, Ltd. ...........................          169,991          520,907
                                                                              -----------
                                                                                  882,040

INDIA - 3.8%
Hindustan Lever, Ltd. .................................          172,800          538,680
Icici Bank, Ltd. ADR ..................................           64,250          404,775
Infosys Technologies, Ltd. ............................            8,400          715,097
Zee Telefilms, Ltd. ...................................          228,800          301,306
                                                                              -----------
                                                                                1,959,858

ITALY - 0.5%
Eni SpA ...............................................           19,900          265,790

                                                                 NUMBER          MARKET
COMMON STOCKS (CONTINUED)                                      OF SHARES         VALUE
-----------------------------------------------------------------------------------------
JAPAN - 9.0%
Credit Saison Company, Ltd. ...........................           23,700      $   408,724
Eisai Company, Ltd. ...................................           15,200          280,081
KDDI Corporation ......................................              466        1,375,443
Keyence Corporation ...................................            1,420          219,622
Nintendo Company, Ltd. ................................            3,098          250,808
Seven-Eleven Japan Company, Ltd. ......................            4,000          105,583
Sharp Corporation .....................................           60,000          592,005
Shionogi & Company, Ltd. ..............................           17,000          230,241
Shiseido Company, Ltd. ................................           26,000          254,782
Sony Corporation ......................................           10,700          378,985
Takeda Chemical Industries, Ltd. ......................            8,000          298,870
Toshiba Corporation ...................................           54,000          142,537
Trend Micro, Inc.* ....................................            6,000           84,247
                                                                              -----------
                                                                                4,621,928

KOREA - 0.7%
SK Telecom Company, Ltd. ..............................            1,590          193,926
SK Telecom Company, Ltd. ADR ..........................           13,200          179,784
                                                                              -----------
                                                                                  373,710

MEXICO - 1.9%
Fomento Economico
  Mexicano S.A. de C.V. ...............................           96,100          319,178
Grupo Modelo, S.A. de C.V. ............................          129,500          261,780
Grupo Televisa S.A. ADR* ..............................           15,564          391,435
                                                                              -----------
                                                                                  972,393

NETHERLANDS - 4.9%
ABN Amro Holding N.V. .................................           50,900          744,264
Koninklijke (Royal) Philips
  Electronics N.V. ....................................           11,400          179,007
Qiagen N.V.* ..........................................           28,561          165,179
Royal Dutch Petroleum Company .........................           13,209          538,267
Wolters Kluwer N.V. ...................................           78,688          884,403
                                                                              -----------
                                                                                2,511,120

NORWAY - 0.5%
Tandberg ASA* .........................................          105,300          265,546

SINGAPORE - 1.3%
Singapore Press Holdings, Ltd. ........................           64,729          652,736

SPAIN - 0.3%
Amadeus Global Travel
  Distribution S.A. ...................................           31,372          144,121

SWEDEN - 1.5%
Telefonaktiebolaget
  LM Ericsson (Cl. B)* ................................        1,200,900          750,655

SWITZERLAND - 1.2%
Novartis AG ...........................................           16,722          619,287

--------------------------------------------------------------------------------
                            6  SEE ACCOMPANYING NOTES.

- SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2003
(UNAUDITED)

SECURITY EQUITY FUND -
GLOBAL SERIES (CONTINUED)

                                                                 NUMBER          MARKET
COMMON STOCKS (CONTINUED)                                      OF SHARES         VALUE
-----------------------------------------------------------------------------------------
UNITED KINGDOM - 14.7%
Amersham plc ..........................................           30,810      $   200,035
AstraZeneca plc .......................................            3,068          104,748
Boots Group plc .......................................           27,362          230,089
BP plc ADR ............................................           16,467          635,461
Cadbury Schweppes plc .................................          131,647          698,655
Diageo plc ............................................           48,740          499,995
Dixons Group plc ......................................          116,090          156,432
Oxford GlycoSciences plc* .............................           12,718           36,587
Pearson plc ...........................................           54,690          416,020
Reckitt Benckiser plc .................................           71,670        1,173,634
Reed Elsevier plc .....................................           79,555          567,126
Rentokil Initial plc ..................................          192,287          527,333
Royal Bank of Scotland Group plc ......................           34,449          775,394
Smith & Nephew plc ....................................           45,850          280,470
Vodafone Group plc ....................................          685,600        1,224,574
                                                                              -----------
                                                                                7,526,553

UNITED STATES - 41.5%
Ace, Ltd. .............................................           16,690          483,175
Affymetrix, Inc.* .....................................           11,500          299,000
Amdocs, Ltd.* .........................................           26,600          353,248
American Express Company ..............................           18,100          601,463
Amgen, Inc.* ..........................................           13,500          776,925
Applera Corporation -
  Applied Biosystems Group ............................           16,800          265,944
Bank One Corporation ..................................           31,659        1,096,034
Berkshire Hathaway, Inc. (Cl. B)* .....................              230          491,510
Broadcom Corporation* .................................           16,700          206,245
Burlington Resources, Inc. ............................              900           42,939
Cadence Design Systems, Inc.* .........................          142,064        1,420,640
ChevronTexaco Corporation .............................            7,783          503,171
Circuit City Stores, Inc. .............................           74,671          388,289
Citigroup, Inc. .......................................            6,866          236,534
Electronic Arts, Inc.* ................................            8,164          478,737
Fannie Mae ............................................            7,800          509,730
Gap, Inc. .............................................           23,100          334,719
Gilead Sciences, Inc.* ................................           14,800          621,452
IDEC Pharmaceuticals
  Corporation* ........................................            7,300          251,259
International Business
  Machines Corporation ................................            2,667          209,173
International Flavors &
  Fragrances, Inc. ....................................           17,702          550,355
International Game Technology* ........................            5,300          434,070
JDS Uniphase Corporation* .............................          229,300          653,505
Johnson & Johnson .....................................           14,152          818,976
Lockheed Martin Corporation ...........................            8,000          380,400
MBNA Corporation ......................................           10,200          153,510
Microsoft Corporation .................................           39,100          946,611

                                                               PRINCIPAL
                                                               AMOUNT OR
                                                                NUMBER           MARKET
COMMON STOCKS (CONTINUED)                                      OF SHARES         VALUE
-----------------------------------------------------------------------------------------
UNITED STATES (CONTINUED)
National Semiconductor
  Corporation* ........................................           36,500      $   621,960
Northrop Gruman Corporation ...........................            5,000          429,000
Oxford Health Plans, Inc.* ............................            3,400          103,224
Pfizer, Inc. ..........................................           19,638          611,920
Qualcomm, Inc. ........................................           41,120        1,482,787
Quest Diagnostics, Inc.* ..............................            9,200          549,148
RadioShack Corporation ................................           10,800          240,732
Raytheon Company ......................................           19,300          547,541
Scientific-Atlanta, Inc. ..............................           32,300          443,802
Sirius Satellite Radio, Inc.* .........................           39,500           28,835
Sirius Satellite Radio, Inc. PIPE*(1) .................        1,146,796          753,445
Sybase, Inc.* .........................................           29,762          385,418
Symantec Corporation* .................................            2,400           94,032
Synopsys, Inc.* .......................................           12,985          552,642
Tyco International, Ltd. ..............................           11,400          146,604
Wachovia Corporation ..................................           22,408          763,440
                                                                              -----------
                                                                               21,262,144
                                                                              -----------
  Total common stocks - 98.7% ..........................................       50,586,975

PREFERRED STOCKS
----------------
BRAZIL - 0.8%
Tele Norte Leste Participacoes S.A ....................       48,065,354          399,104

GERMANY - 1.5%
Porsche AG ............................................            2,786          779,477
                                                                              -----------
  Total preferred stocks - 2.3%  .......................................        1,178,581

MONEY MARKET MUTUAL FUND - 10.8%
--------------------------------
State Street Navigator Securities
  Lending Prime Portfolio(2) ..........................       $5,548,070        5,548,070
                                                                              -----------
  Total investments - 111.8% ...........................................       57,313,626
  Liabilities, less cash & other assets - (11.8%) ......................       (6,042,861)
                                                                              -----------
  Total net assets - 100.0% ............................................      $51,270,765
                                                                              ===========

--------------------------------------------------------------------------------
                            7  SEE ACCOMPANYING NOTES.

- SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2003
(UNAUDITED)

SECURITY EQUITY FUND -
GLOBAL SERIES (CONTINUED)

INVESTMENT CONCENTRATION
--------------------------------------------------------------------------------
At March 31, 2003, Global Series' investment concentration by industry was as follows:

  Advertising .................................     0.3%
  Aerospace/Defense ...........................     3.4%
  Automobiles .................................     2.3%
  Banks & Credit ..............................    10.3%
  Beverages ...................................     2.7%
  Broadcast Media .............................     3.9%
  Communications ..............................     2.9%
  Computer Software ...........................     7.3%
  Computer Systems ............................     1.5%
  Cosmetics ...................................     1.8%
  Electrical Equipment ........................     0.3%
  Electronics .................................     3.4%
  Entertainment ...............................     1.7%
  Financial Services ..........................     5.2%
  Food Wholesalers ............................     1.4%
  Healthcare ..................................    10.2%
  Household Products ..........................     3.4%
  Insurance ...................................     1.2%
  Manufacturing ...............................     1.5%
  Medical .....................................     1.4%
  Natural Gas .................................     1.4%
  Office Equipment ............................     0.5%
  Oil .........................................     5.4%
  Pharmaceuticals .............................     6.3%
  Publishing ..................................     2.8%
  Retail ......................................     1.6%
  Semiconductors ..............................     1.6%
  Services ....................................     2.1%
  Telecommunications ..........................    12.7%
  Toys & Sporting Goods .......................     0.5%
  Money Market Mutual Fund ....................    10.8%
  Liabilities, less cash & other assets .......   (11.8%)
                                                  -------
                                                  100.0%
                                                  =======

The identified cost of investments owned at March 31, 2003 was the same for federal income tax and financial statement purposes.

*    Non-income producing security

ADR (American Depositary Receipt)

(1) PIPE-Private Investment in Public Equity - is the term used for stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration in a secondary public offering.

(2)  Securities purchased with cash proceeds from securities loans.

--------------------------------------------------------------------------------
                            8  SEE ACCOMPANYING NOTES.

- SCHEDULE OF INVESTMENTS

MARCH 31, 2003
(UNAUDITED)

SECURITY EQUITY FUND -
SOCIAL AWARENESS SERIES

                                                                 NUMBER           MARKET
COMMON STOCKS                                                  OF SHARES          VALUE
-----------------------------------------------------------------------------------------
ADVERTISING - 1.3%
Omnicom Group, Inc. ...................................            3,500         $189,595

AIR FREIGHT & COURIERS - 0.5%
FedEx Corporation .....................................            1,400           77,098

AIRLINES - 1.0%
Southwest Airlines Company ............................           10,200          146,472

APPLICATION SOFTWARE - 0.6%
Intuit, Inc.* .........................................            2,200           81,840

BANKS - 6.9%
Bank of America Corporation ...........................            5,200          347,568
Bank of New York Company, Inc. ........................            2,100           43,050
Bank One Corporation ..................................            5,300          183,486
Fifth Third Bancorp ...................................            2,100          105,294
Wells Fargo & Company .................................            7,100          319,429
                                                                                 --------
                                                                                  998,827

BIOTECHNOLOGY - 2.2%
Amgen, Inc.* ..........................................            5,500          316,525

BROADCASTING & CABLE TV - 2.2%
Comcast Corporation* ..................................           11,237          321,266

COMPUTER HARDWARE - 1.8%
Dell Computer Corporation* ............................            9,600          262,176

CONSUMER FINANCE - 1.0%
MBNA Corporation ......................................            9,900          148,995

DATA PROCESSING SERVICES - 1.3%
Paychex, Inc. .........................................            7,000          192,290

DEPARTMENT STORES - 1.4%
Kohl's Corporation* ...................................            3,600          203,688

DIVERSIFIED FINANCIAL SERVICES - 6.3%
American Express Company ..............................            5,800          192,734
Fannie Mae ............................................            3,500          228,725
Goldman Sachs Group, Inc. .............................            1,600          108,928
J.P. Morgan Chase & Company ...........................           11,200          265,552
Merrill Lynch & Company, Inc. .........................            3,300          116,820
                                                                                 --------
                                                                                  912,759

DRUG RETAIL - 1.5%
CVS Corporation .......................................            4,600          109,710
Walgreen Company ......................................            3,700          109,076
                                                                                 --------
                                                                                  218,786

ELECTRICAL EQUIPMENT & INSTRUMENTS - 1.5%
Molex, Inc. ...........................................            9,800          210,504

FOOD RETAIL - 0.8%
Kroger Company* .......................................            9,300          122,295

GENERAL MERCHANDISE STORES - 2.8%
Target Corporation ....................................           13,900          406,714

HEALTH CARE DISTRIBUTORS & SERVICES - 1.7%
Cardinal Health, Inc. .................................            4,312          245,655

HEALTH CARE EQUIPMENT - 2.4%
Medtronic, Inc. .......................................            7,700       $  347,424

HOME IMPROVEMENT RETAIL - 3.0%
Home Depot, Inc. ......................................           12,000          292,320
Lowe's Companies, Inc. ................................            3,600          146,952
                                                                               ----------
                                                                                  439,272

HOUSEHOLD PRODUCTS - 6.1%
Colgate-Palmolive Company .............................            4,400          239,536
Kimberly-Clark Corporation ............................            3,000          136,380
Procter & Gamble Company ..............................            5,700          507,585
                                                                               ----------
                                                                                  883,501

INDUSTRIAL CONGLOMERATES - 1.5%
3M Company ............................................            1,700          221,051

INDUSTRIAL GASES - 1.4%
Praxair, Inc. .........................................            3,700          208,495

INSURANCE BROKERS - 1.3%
Marsh & McLennan
  Companies, Inc. .....................................            4,500          191,835

INTEGRATED TELECOMMUNICATION SERVICES - 3.7%
SBC Communications, Inc. ..............................           19,348          388,121
Verizon Communications, Inc. ..........................            4,200          148,470
                                                                               ----------
                                                                                  536,591

LIFE & HEALTH INSURANCE - 0.8%
Aflac, Inc. ...........................................            3,700          118,585

MOTORCYCLE MANUFACTURERS - 1.1%
Harley-Davidson, Inc. .................................            4,100          162,811

MOVIES & ENTERTAINMENT - 3.2%
AOL Time Warner, Inc.* ................................           11,100          120,546
Walt Disney Company ...................................            8,100          137,862
Viacom, Inc. (Cl. B)* .................................            5,600          204,512
                                                                               ----------
                                                                                  462,920

MULTI-LINE INSURANCE - 3.8%
American International
  Group, Inc. .........................................           11,154          551,565

NETWORKING EQUIPMENT - 3.0%
Cisco Systems, Inc.* ..................................           34,400          443,760

OIL & GAS EQUIPMENT & SERVICES - 1.4%
BJ Services Company* ..................................            5,800          199,462

PACKAGED FOODS - 0.8%
General Mills, Inc. ...................................            2,700          122,985

PERSONAL PRODUCTS - 0.3%
Avon Products, Inc. ...................................              700           39,935

--------------------------------------------------------------------------------
                            9  SEE ACCOMPANYING NOTES.

- SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2003
(UNAUDITED)

SECURITY EQUITY FUND -
SOCIAL AWARENESS SERIES (CONTINUED)

                                                               PRINCIPAL
                                                               AMOUNT OR
                                                                 NUMBER          MARKET
COMMON STOCKS (CONTINUED)                                      OF SHARES         VALUE
-----------------------------------------------------------------------------------------
PHARMACEUTICALS - 9.6%
Allergan, Inc. ........................................            1,400      $    95,494
Forest Laboratories, Inc.* ............................            2,400          129,528
Johnson & Johnson .....................................           10,104          584,718
Merck & Company, Inc. .................................           10,700          586,146
                                                                              -----------
                                                                                1,395,886

PROPERTY & CASUALTY INSURANCE - 1.0%
Chubb Corporation .....................................            3,400          150,688

PUBLISHING & PRINTING - 0.6%
McGraw-Hill Companies, Inc. ...........................            1,600           88,944

SEMICONDUCTOR EQUIPMENT - 0.6%
Applied Materials, Inc.* ..............................            7,000           88,060

SEMICONDUCTORS - 3.2%
Analog Devices, Inc.* .................................            3,200           88,000
Intel Corporation .....................................           18,100          294,668
Texas Instruments, Inc. ...............................            5,100           83,487
                                                                              -----------
                                                                                  466,155

SOFT DRINKS - 5.4%
Coca-Cola Company .....................................           10,600          429,088
PepsiCo, Inc. .........................................            8,900          356,000
                                                                              -----------
                                                                                  785,088

SYSTEMS SOFTWARE - 6.4%
Microsoft Corporation .................................           38,600          934,506

TELECOMMUNICATIONS EQUIPMENT - 0.6%
Qualcomm, Inc. ........................................            2,400           86,544
                                                                              -----------
  Total common stocks - 96.0%...........................................       13,981,548

REPURCHASE AGREEMENT - 4.1%
---------------------------
United Missouri Bank, 1.00%, 04-01-03
  (Collateralized by FHLMC, 04-23-03,
  with a value of $611,545) ...........................         $599,000          599,000
                                                                              -----------
  Total investments - 100.1%............................................       14,580,548
  Liabilities, less cash & other assets - (0.1%)........................          (18,797)
                                                                              -----------
  Total net assets - 100.0% ............................................      $14,561,751
                                                                              ===========

The identified cost of investments owned at March 31, 2003 was the same for federal income tax and financial statement purposes.

* Non-income producing security

--------------------------------------------------------------------------------
                           10  SEE ACCOMPANYING NOTES.

- SCHEDULE OF INVESTMENTS

MARCH 31, 2003
(UNAUDITED)

SECURITY EQUITY FUND -
INTERNATIONAL SERIES

                                                                 NUMBER           MARKET
FOREIGN STOCKS                                                 OF SHARES          VALUE
-----------------------------------------------------------------------------------------
AUSTRALIA - 3.8%
Alumina, Ltd. .........................................           13,960        $  34,503
APN News & Media, Ltd. ................................           10,775           20,706
Australia & New Zealand
  Banking Group, Ltd. .................................            8,165           88,469
BHP Billiton, Ltd. ....................................            3,180           17,833
Iluka Resources, Ltd. .................................           12,555           30,424
Mayne Group, Ltd. .....................................           19,965           36,074
WMC Resources, Ltd.* ..................................           12,270           27,138
                                                                                ---------
                                                                                  255,147

BERMUDA - 2.5%
Ace, Ltd. .............................................            3,210           92,929
XL Capital, Ltd. ......................................            1,065           75,381
                                                                                ---------
                                                                                  168,310

CANADA - 4.1%
Alcan, Inc. ...........................................            1,670           46,719
BCE, Inc. .............................................            5,170           94,898
Celestica, Inc.* ......................................            3,140           35,777
Husky Energy, Inc. ....................................            3,180           36,600
Transcanada Pipelines, Ltd. ...........................            3,715           54,759
                                                                                ---------
                                                                                  268,753

FINLAND - 2.4%
M-real Oyj (Cl. B) ....................................            6,380           44,695
Stora Enso Oyj ........................................            8,850           81,603
UPM-Kymmene Oyj .......................................            2,400           31,034
                                                                                ---------
                                                                                  157,332

FRANCE - 6.7%
Aventis S.A ...........................................            2,100           92,188
Axa ...................................................            5,340           63,048
Compagnie Generale des
  Establissements Michelin ............................            2,510           69,021
Pechiney S.A ..........................................            2,074           50,559
Suez S.A ..............................................            4,338           50,413
Total Fina Elf S.A ....................................              745           94,301
Valeo S.A .............................................            1,220           26,905
                                                                                ---------
                                                                                  446,435

GERMANY - 7.4%
BASF AG ...............................................            2,285           85,050
Bayer AG ..............................................            2,771           37,766
Deutsche Post AG ......................................            8,236           81,693
E.on AG ...............................................            2,596          107,022
Gehe AG ...............................................            1,690           62,516
Muenchener Rueckversicherungs-
  Gesellschaft AG .....................................              470           26,925
Volkswagen AG .........................................            2,720           86,667
                                                                                ---------
                                                                                  487,639

HONG KONG - 4.1%
Cheung Kong Holdings, Ltd. ............................           12,419           68,787
HSBC Holdings plc .....................................            9,790          100,731
Hutchison Whampoa, Ltd. ...............................           14,082           76,734
Swire Pacific, Ltd. ...................................            6,607           26,176
                                                                                ---------
                                                                                  272,428

                                                              NUMBER             MARKET
FOREIGN STOCKS (CONTINUED)                                   OF SHARES            VALUE
-----------------------------------------------------------------------------------------
ISRAEL - 1.6%
Check Point Software
  Technologies, Ltd.* .................................            3,050        $  44,134
Teva Pharmaceutical
  Industries, Ltd. ADR ................................            1,480           61,642
                                                                                ---------
                                                                                  105,776

ITALY - 4.5%
Banca Nazionale del Lavoro SpA* .......................           31,485           39,716
Eni SpA ...............................................            9,569          127,806
Riunione Adriatica di Sicurta SpA .....................            5,296           65,823
Sanpaolo - IMI SpA ....................................            9,200           62,543
                                                                                ---------
                                                                                  295,888

JAPAN - 8.3%
East Japan Railway Company ............................               21           91,735
Hitachi, Ltd. .........................................           13,750           47,889
Komatsu, Ltd. .........................................           10,750           39,526
NEC Corporation .......................................           12,750           42,041
Nippon Express Company, Ltd. ..........................           13,667           54,862
Nippon Telegraph & Telephone
  Corporation .........................................               23           78,167
Nomura Holdings, Inc. .................................            3,000           31,245
Ono Pharmaceutical Company, Ltd. ......................            2,429           75,586
Sony Corporation ......................................            2,600           92,090
                                                                                ---------
                                                                                  553,141

KOREA - 4.7%
Kookmin Bank ..........................................            1,802           42,520
Korea Electric Power
  Corporation ADR .....................................            6,980           55,701
KT Corporation ADR ....................................            4,390           75,376
Posco .................................................              390           30,623
Samsung Electronics Company, Ltd. .....................              480          108,669
                                                                                ---------
                                                                                  312,889

MEXICO - 1.7%
Cemex S.A. de C.V. ADR ................................                1               17
Telefonos de Mexico
  S.A. de C.V. ADR ....................................            3,840          114,125
                                                                                ---------
                                                                                  114,142

NETHERLANDS - 6.7%
Akzo Nobel N.V ........................................            2,000           39,763
IHC Caland N.V ........................................              590           25,160
ING Groep N.V .........................................            5,652           65,314
Koninklijke (Royal) Philips
  Electronics N.V .....................................            6,080           95,471
Unilever N.V ..........................................            2,490          148,217
Wolters Kluwer N.V ....................................            6,130           68,897
                                                                                ---------
                                                                                  442,822

NEW ZEALAND - 1.5%
Telecom Corporation of
  New Zealand, Ltd. ...................................           39,595           99,176

--------------------------------------------------------------------------------
                           11  SEE ACCOMPANYING NOTES.

- SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2003
(UNAUDITED)

SECURITY EQUITY FUND -
INTERNATIONAL SERIES (CONTINUED)

                                                               PRINCIPAL
                                                               AMOUNT OR
                                                                NUMBER          MARKET
FOREIGN STOCKS (CONTINUED)                                     OF SHARES        VALUE
-----------------------------------------------------------------------------------------
NORWAY - 0.9%
Norsk Hydro ASA .......................................            1,630     $     61,546

SINGAPORE - 0.9%
DBS Group Holdings, Ltd. ..............................           11,795           61,476

SPAIN - 7.2%
Banco Popular Espanol S.A. ............................            1,107           47,835
Endesa S.A. ...........................................            6,250           76,043
Iberdrola S.A. ........................................            5,840           95,143
Repsol YPF S.A. .......................................            8,180          118,002
Telefonica S.A.* ......................................           14,663          137,122
                                                                             ------------
                                                                                  474,145

SWEDEN - 4.1%
Atlas Copco AB ........................................            2,880           56,894
Holmen AB (Cl. B) .....................................            2,420           56,369
Nordea AB ADR .........................................           15,990           70,142
Volvo AB (Cl. B) ......................................            4,820           85,554
                                                                             ------------
                                                                                  268,959

SWITZERLAND - 6.1%
Clariant AG ...........................................            2,580           23,482
Nestle S.A. ...........................................              851          168,443
Swiss Re ..............................................            1,631           80,014
Syngenta AG ...........................................            1,359           61,944
UBS AG ................................................            1,642           69,862
                                                                             ------------
                                                                                  403,745

UNITED KINGDOM - 11.9%
Amersham plc ..........................................            6,920           44,928
BAE Systems plc .......................................           41,375           73,247
BHP Billiton plc ......................................           11,151           55,874
British Airways plc* ..................................           23,605           38,711
Cable & Wireless plc ..................................           31,880           34,770
Chubb plc .............................................           34,035           31,337
Cookson Group plc* ....................................           48,500           13,607
Imperial Chemical Industries plc ......................           18,335           26,735
Invensys plc ..........................................           52,950            8,788
Kidde plc .............................................           55,160           57,545
Lloyds TSB Group plc ..................................           11,780           60,096
Marks & Spencer Group plc .............................           18,290           81,671
Shell Transport & Trading
  Company plc .........................................           16,832          101,700
Shire Pharmaceuticals Group plc* ......................            7,570           46,097
Smiths Group plc ......................................            6,740           68,449
Wpp Group plc .........................................            8,520           46,058
                                                                             ------------
                                                                                  789,613
                                                                             ------------
  Total foreign stocks - 91.1% .........................................        6,039,362

RIGHTS - 0.0%
-------------
SPAIN
Telefonica SA .........................................               26                5

MONEY MARKET MUTUAL FUND - 19.6%
--------------------------------
State Street Navigator Securities
  Lending Prime Portfolio(1) ..........................       $1,302,189        1,302,189

                                                             PRINCIPAL          MARKET
U.S. GOVERNMENT & AGENCIES                                     AMOUNT            VALUE
-----------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES - 9.5%
Federal Home Loan Bank,
  1.28%, 04-01-03 .....................................         $626,000          626,000
                                                                             ------------
  Total investments - 120.2%  ..........................................        7,967,556
  Liabilities, less cash & other assets - (20.2%) ......................       (1,336,332)
                                                                             ------------
  Total net assets - 100.0% ............................................     $  6,631,224
                                                                             ============

INVESTMENT CONCENTRATION
------------------------
At March 31, 2003, International Series' investment concentration, by industry, was as follows:

  Advertising ..........................................................     0.7%
  Aerospace/Defense ....................................................     1.1%
  Airlines .............................................................     0.6%
  Automobiles ..........................................................     2.6%
  Auto Parts & Supplies ................................................     0.4%
  Banks & Credit .......................................................     9.7%
  Chemicals ............................................................     4.9%
  Computer Software ....................................................     0.7%
  Electric Utilities ...................................................     3.4%
  Electronics ..........................................................     6.8%
  Financial Services ...................................................     3.4%
  Food Processing ......................................................     4.8%
  Health Care ..........................................................     0.7%
  Industrial Services ..................................................     0.2%
  Insurance ............................................................     5.3%
  Machinery ............................................................     0.6%
  Manufacturing ........................................................     4.6%
  Medical ..............................................................     0.5%
  Metals & Minerals ....................................................     4.0%
  Miscellaneous ........................................................     0.4%
  Natural Gas ..........................................................     0.8%
  Oil ..................................................................     7.2%
  Paper & Forest Products ..............................................     3.2%
  Pharmaceuticals ......................................................     5.1%
  Publishing ...........................................................     1.4%
  Real Estate Development ..............................................     1.0%
  Retail ...............................................................     1.2%
  Services .............................................................     2.5%
  Steel ................................................................     0.5%
  Telecommunications ...................................................     9.6%
  Tire & Rubber ........................................................     1.0%
  Transportation .......................................................     2.2%
  Money Market Mutual Fund .............................................    19.6%
  U.S. Government & Agencies ...........................................     9.5%
  Liabilities, less cash & other assets ................................   (20.2%)
                                                                           ------
                                                                           100.0%
                                                                           ======

The identified cost of investments owned at March 31, 2003 was the same for federal income tax and financial statement purposes.

* Non-income producing security

ADR (American Depositary Receipt)

(1) Securities purchased with cash proceeds from securities loans.

--------------------------------------------------------------------------------
                           12  SEE ACCOMPANYING NOTES.

- SCHEDULE OF INVESTMENTS

MARCH 31, 2003
(UNAUDITED)

SECURITY EQUITY FUND -
SMALL CAP GROWTH SERIES

                                                                NUMBER           MARKET
COMMON STOCKS                                                  OF SHARES         VALUE
-----------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.1%
Herley Industries, Inc.* ..............................            9,500      $   163,305

AIR FREIGHT & COURIERS - 0.6%
UTI Worldwide, Inc. ...................................            3,400           95,200

APPAREL & ACCESSORIES - 1.5%
Ashworth, Inc.* .......................................           36,200          229,870

APPAREL RETAIL - 1.2%
Hot Topic, Inc.* ......................................            8,000          186,480

APPLICATION SOFTWARE - 3.9%
Business Objects ADR* .................................            7,900          129,165
Concur Technologies, Inc.* ............................           24,900          126,990
NetScout Systems, Inc.* ...............................           34,300           95,663
Opnet Technologies, Inc.* .............................           24,800          135,656
Verity, Inc.* .........................................            7,000           96,950
                                                                              -----------
                                                                                  584,424

AUTO PARTS & EQUIPMENT - 0.8%
TBC Corporation* ......................................            8,300          116,200

BANKS - 1.9%
First Community Bancorp ...............................            5,800          167,684
R&G Financial Corporation .............................            5,300          116,600
                                                                              -----------
                                                                                  284,284

BIOTECHNOLOGY - 2.6%
Connetics Corporation* ................................            8,300          139,025
Exact Sciences Corporation* ...........................           10,500          108,255
Telik, Inc.* ..........................................           10,600          142,464
                                                                              -----------
                                                                                  389,744

CASINOS & GAMING - 1.4%
Scientific Games Corporation* .........................           38,600          208,440

CATALOG RETAIL - 1.9%
School Specialty, Inc.* ...............................           15,900          282,543

COMPUTER & ELECTRONICS RETAIL - 0.9%
Movie Gallery, Inc.* ..................................            7,700          134,134

COMPUTER HARDWARE - 1.3%
Neoware Systems, Inc.* ................................            2,900           36,279
Pinnacle Systems* .....................................           14,600          151,986
                                                                              -----------
                                                                                  188,265

COMPUTER STORAGE & PERIPHERALS - 2.2%
Applied Films Corporation* ............................           12,700          205,092
Dot Hill Systems Corporation* .........................           19,700          120,564
                                                                              -----------
                                                                                  325,656

CONSUMER FINANCE - 0.7%
Saxon Capital, Inc.* ..................................            8,500          113,135

DATA PROCESSING SERVICES - 1.2%
Per-Se Technologies, Inc.* ............................           22,800          181,260

DIVERSIFIED COMMERCIAL SERVICES - 2.1%
Bright Horizons Family
  Solutions, Inc.* ....................................            7,600      $   212,952
Coinstar, Inc.* .......................................            6,200          104,098
                                                                              -----------
                                                                                  317,050

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.4%
Analogic Corporation ..................................            4,600          209,626

FOOD DISTRIBUTORS - 0.2%
NuCo2, Inc.* ..........................................            5,700           28,500

HEALTH CARE DISTRIBUTORS & SERVICES - 3.8%
Advisory Board Company* ...............................              800           27,960
Computer Programs and
  Systems, Inc.* ......................................            7,500          183,750
Icon plc ADR* .........................................            4,800          114,240
Option Care, Inc.* ....................................            1,400           11,872
VitalWorks, Inc.* .....................................           63,500          243,840
                                                                              -----------
                                                                                  581,662

HEALTH CARE EQUIPMENT - 6.0%
Closure Medical Corporation* ..........................           10,300          133,282
Conceptus, Inc.* ......................................           18,600          167,400
Cyberonics, Inc.* .....................................            4,200           89,838
Inamed Corporation* ...................................            5,000          178,850
Quinton Cardiology Systems, Inc.* .....................           17,700           99,474
Thoratec Corporation* .................................            9,000          114,210
Zoll Medical Corporation* .............................            3,100          126,666
                                                                              -----------
                                                                                  909,720

HOME FURNISHINGS - 2.1%
Kirkland's, Inc.* .....................................           25,100          313,750

INDUSTRIAL MACHINERY - 1.5%
Esco Technologies, Inc.* ..............................            7,200          236,160

INTERNET SOFTWARE & SERVICES - 11.7%
ActivCard Corporation .................................           15,300          150,858
Altiris, Inc.* ........................................           12,000          149,880
Digitas, Inc.* ........................................           25,900           83,657
DoubleClick, Inc.* ....................................           20,300          157,731
Embarcadero Technologies, Inc.* .......................           26,900          170,030
FindWhat.com* .........................................           15,200          159,600
LookSmart, Ltd.* ......................................           62,700          173,052
MatrixOne, Inc.* ......................................           32,300          109,174
S1 Corporation* .......................................           35,800          183,296
Tumbleweed Communications
  Corporation* ........................................          109,000          140,610
WatchGuard Technologies, Inc.* ........................            1,100            6,600
Websense, Inc.* .......................................           15,700          230,319
webMethods, Inc.* .....................................            6,500           59,345
                                                                              -----------
                                                                                1,774,152

MANAGED HEALTH CARE - 2.1%
American Medical Security Group* ......................           24,200          320,408

--------------------------------------------------------------------------------
                           13  SEE ACCOMPANYING NOTES.

- SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2003
(UNAUDITED)

SECURITY EQUITY FUND -
SMALL CAP GROWTH SERIES (CONTINUED)

                                                                NUMBER           MARKET
COMMON STOCKS (CONTINUED)                                      OF SHARES         VALUE
-----------------------------------------------------------------------------------------
OIL & GAS DRILLING - 2.8%
Grey Wolf, Inc.* ......................................           51,900      $   204,486
Unit Corporation* .....................................           11,100          225,219
                                                                              -----------
                                                                                  429,705

OIL & GAS EQUIPMENT & SERVICES - 4.0%
Cal Dive International, Inc.* .........................            9,100          163,891
Key Energy Group, Inc.* ...............................           11,100          111,888
Oil States International, Inc.* .......................            9,700          116,400
Superior Energy Services, Inc.* .......................           25,400          217,170
                                                                              -----------
                                                                                  609,349

PACKAGED FOODS - 0.7%
Stake Technology, Ltd.* ...............................           25,600          101,376

PHARMACEUTICALS - 8.2%
aaiPharma, Inc.* ......................................            8,600           74,132
Able Laboratories, Inc.* ..............................            9,500          134,425
Alpharma, Inc. ........................................            1,500           26,895
Atherogenics, Inc.* ...................................            9,500           88,920
Atrix Laboratories, Inc.* .............................            8,300          116,615
Bradley Pharmaceuticals, Inc. .........................           20,900          281,732
Collagenex Pharmaceuticals, Inc. ......................           14,000          119,700
NPS Pharmaceuticals, Inc.* ............................            6,300           97,398
Pozen, Inc.* ..........................................           38,200          145,160
Vicuron Pharmaceuticals, Inc.* ........................           14,000          151,620
                                                                              -----------
                                                                                1,236,597

PROPERTY & CASUALTY INSURANCE - 2.5%
Infinity Property &
  Casualty Corporation* .................................         11,250          205,875
ProAssurance Corporation* ...............................          7,500          176,400
                                                                              -----------
                                                                                  382,275

REINSURANCE - 2.1%
Scottish Annuity & Life
  Holdings, Ltd. ......................................           18,300          318,786

RESTAURANTS - 1.3%
Rare Hospitality
  International, Inc.* ................................            6,900          192,096

SEMICONDUCTOR EQUIPMENT - 3.8%
Genus, Inc.* ..........................................           60,600           96,960
Logicvision, Inc.* ....................................           53,200           84,056
Mykrolis Corporation* .................................           20,600          172,010
UltraTech Stepper, Inc.* ..............................           18,700          223,839
                                                                              -----------
                                                                                  576,865

                                                               PRINCIPAL
                                                               AMOUNT OR
                                                                 NUMBER          MARKET
COMMON STOCKS (CONTINUED)                                      OF SHARES         VALUE
-----------------------------------------------------------------------------------------
SEMICONDUCTORS - 7.7%
California Micro
  Devices Corporation* ................................           41,300      $   163,135
DSP Group, Inc.* ......................................            9,700          175,861
Exar Corporation* .....................................           10,200          129,642
Kopin Corporation* ....................................           31,800          160,272
Monolithic System
  Technology, Inc.* ...................................           23,500          165,440
Power Integrations, Inc.* .............................            5,800          120,234
Zoran Corporation* ....................................           19,400          250,454
                                                                              -----------
                                                                                1,165,038

SPECIALTY STORES - 3.6%
Aaron Rents, Inc. .....................................           10,900          222,142
Guitar Center, Inc.* ..................................            8,700          177,219
Regis Corporation .....................................            6,000          149,460
                                                                              -----------
                                                                                  548,821

TELECOMMUNICATIONS EQUIPMENT - 1.0%
Anaren Microwave, Inc.* ...............................           17,100          147,915
                                                                              -----------
  Total common stocks - 91.8% ..........................................       13,882,791

REPURCHASE AGREEMENT - 8.8%
---------------------------
United Missouri Bank, 1.00%, 04-01-03
  (Collateralized by FHLMC, 04-23-03
  with a value of $1,354,991) ............................... $1,328,000        1,328,000
                                                                              -----------
  Total investments - 100.6%  ..........................................       15,210,791
  Liabilities, less cash & other assets - (0.6%)  ......................          (95,391)
  Total net assets - 100.0%
                                                                              -----------
                                                                              $15,115,400
                                                                              ===========

The identified cost of investments owned at March 31, 2003 was the same for federal income tax and financial statement purposes.

* Non-income producing security

ADR (American Depositary Receipt)

--------------------------------------------------------------------------------
                           14  SEE ACCOMPANYING NOTES.

- SCHEDULE OF INVESTMENTS

MARCH 31, 2003
(UNAUDITED)

SECURITY EQUITY FUND -
EQUITY SERIES

                                                                 NUMBER          MARKET
COMMON STOCKS                                                  OF SHARES         VALUE
-----------------------------------------------------------------------------------------
ADVERTISING - 0.9%
Omnicom Group, Inc. ...................................           80,000      $ 4,333,600

AEROSPACE & DEFENSE - 1.5%
General Dynamics Corporation ..........................           40,150        2,211,060
United Technologies
  Corporation .........................................           90,400        5,223,312
                                                                              -----------
                                                                                7,434,372

AIR FREIGHT & COURIERS - 0.4%
FedEx Corporation .....................................           35,000        1,927,450

ALUMINUM - 0.4%
Alcoa, Inc. ...........................................          110,500        2,141,490

APPLICATIONS SOFTWARE - 0.5%
Intuit, Inc.* .........................................           70,000        2,604,000

AUTO PARTS & EQUIPMENT - 0.6%
Lear Corporation* .....................................           80,000        2,828,000

BANKS - 4.6%
Bank of America Corporation ...........................           80,400        5,373,936
Bank of New York
  Company, Inc. .......................................          100,550        2,061,275
Fifth Third Bancorp ...................................           60,300        3,023,442
FleetBoston Financial
  Corporation .........................................           70,000        1,671,600
Washington Mutual, Inc. ...............................           80,000        2,821,600
Wells Fargo & Company .................................          160,000        7,198,400
                                                                              -----------
                                                                               22,150,253

BIOTECHNOLOGY - 1.2%
Amgen, Inc.* ..........................................          100,000        5,755,000

BREWERS - 0.8%
Anheuser-Busch Companies, Inc. ........................           80,000        3,728,800

BROADCASTING & CABLE TV - 2.3%
Clear Channel
  Communications, Inc.* ...............................          100,000        3,392,000
Comcast Corporation* ..................................          235,000        6,718,650
Cox Communications, Inc.* .............................           30,000          933,300
                                                                              -----------
                                                                               11,043,950

COMPUTER & ELECTRONICS RETAIL - 0.2%
Best Buy Company, Inc.* ...............................           40,000        1,078,800

COMPUTER HARDWARE - 2.8%
Dell Computer Corporation* ............................          200,900        5,486,579
International Business
  Machines Corporation ................................          100,000        7,843,000
                                                                              -----------
                                                                               13,329,579

COMPUTER STORAGE & PERIPHERALS - 0.6%
Lexmark International, Inc.* ..........................           45,000        3,012,750

CONSUMER FINANCE - 0.6%
MBNA Corporation ......................................          180,900        2,722,545

DATA PROCESSING SERVICES - 0.6%
First Data Corporation ................................           75,000      $ 2,775,750

DEPARTMENT STORES - 0.6%
Kohl's Corporation* ...................................           50,000        2,829,000

DIVERSIFIED CHEMICALS - 0.3%
PPG Industries, Inc. ..................................           35,000        1,577,800

DIVERSIFIED FINANCIAL SERVICES - 7.3%
American Express Company ..............................           60,350        2,005,431
Citigroup, Inc. .......................................          401,766       13,840,839
Fannie Mae ............................................          150,600        9,841,710
Goldman Sachs Group, Inc. .............................           39,200        2,668,736
Merrill Lynch & Company, Inc. .........................           90,500        3,203,700
Morgan Stanley ........................................           90,000        3,451,500
                                                                              -----------
                                                                               35,011,916

DRUG RETAIL - 1.6%
CVS Corporation .......................................           80,000        1,908,000
Walgreen Company ......................................          200,800        5,919,584
                                                                              -----------
                                                                                7,827,584

ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
Emerson Electric Company ..............................           33,000        1,496,550

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
Molex, Inc. ...........................................           85,000        1,825,800

FOOD DISTRIBUTORS - 0.5%
Sysco Corporation .....................................           90,000        2,289,600

FOOTWEAR - 0.3%
Nike, Inc. (Cl. B) ....................................           25,000        1,285,500

GENERAL MERCHANDISE STORES - 4.5%
Family Dollar Stores, Inc. ............................           40,200        1,241,376
Target Corporation ....................................          230,000        6,729,800
Wal-Mart Stores, Inc. .................................          265,000       13,787,950
                                                                              -----------
                                                                               21,759,126

HEALTH CARE DISTRIBUTORS & SERVICES - 2.3%
AmerisourceBergen Corporation .........................           60,000        3,150,000
Cardinal Health, Inc. .................................          140,000        7,975,800
                                                                              -----------
                                                                               11,125,800

HEALTH CARE EQUIPMENT - 1.6%
Medtronic, Inc. .......................................          175,800        7,932,096

HOME IMPROVEMENT RETAIL - 1.4%
Home Depot, Inc. ......................................          270,000        6,577,200

HOTELS - 0.6%
Carnival Corporation ..................................          120,000        2,893,200

HOUSEHOLD PRODUCTS - 1.9%
Colgate-Palmolive Company .............................           40,250        2,191,210
Kimberly-Clark Corporation ............................           55,300        2,513,938
Procter & Gamble Company ..............................           50,200        4,470,310
                                                                              -----------
                                                                                9,175,458

--------------------------------------------------------------------------------
                           15  SEE ACCOMPANYING NOTES.

- SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2003
(UNAUDITED)

SECURITY EQUITY FUND -
EQUITY SERIES (CONTINUED)

                                                                 NUMBER          MARKET
COMMON STOCKS (CONTINUED)                                      OF SHARES         VALUE
-----------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 4.8%
3M Company ............................................           40,000      $ 5,201,200
General Electric Company ..............................          700,000       17,850,000
                                                                              -----------
                                                                               23,051,200

INDUSTRIAL GASES - 0.4%
Praxair, Inc. .........................................           35,100        1,977,885

INDUSTRIAL MACHINERY - 0.2%
Illinois Tool Works, Inc. .............................           15,150          880,973

INSURANCE BROKERS - 0.6%
Marsh & McLennan
  Companies, Inc. .....................................           70,000        2,984,100

INTEGRATED OIL & GAS - 6.1%
BP plc ADR ............................................           70,000        2,701,300
ChevronTexaco Corporation .............................          110,000        7,111,500
ConocoPhillips ........................................           50,200        2,690,720
Exxon Mobil Corporation ...............................          481,900       16,842,405
                                                                              -----------
                                                                               29,345,925

INTEGRATED TELECOMMUNICATIONS SERVICES - 2.3%
SBC Communications, Inc. ..............................          300,000        6,018,000
Verizon Communications, Inc. ..........................          150,000        5,302,500
                                                                              -----------
                                                                               11,320,500

LEISURE PRODUCTS - 0.7%
Mattel, Inc. ..........................................          150,000        3,375,000

LIFE & HEALTH INSURANCE - 2.1%
Aflac, Inc. ...........................................          100,000        3,205,000
Lincoln National Corporation ..........................           80,000        2,240,000
MetLife, Inc. .........................................          100,300        2,645,914
Prudential Financial, Inc. ............................           75,000        2,193,750
                                                                              -----------
                                                                               10,284,664

MANAGED HEALTH CARE - 0.7%
UnitedHealth Group, Inc. ..............................           35,000        3,208,450

MOTORCYCLE MANUFACTURERS - 1.0%
Harley-Davidson, Inc. .................................          120,000        4,765,200

MOVIES & ENTERTAINMENT - 1.3%
Viacom, Inc. (Cl. B)* .................................          170,000        6,208,400

MULTI-LINE INSURANCE - 2.6%
American International
  Group, Inc. .........................................          200,912        9,935,098
Hartford Financial Services
  Group, Inc. .........................................           65,300        2,304,437
                                                                              -----------
                                                                               12,239,535

NETWORKING EQUIPMENT - 1.2%
Cisco Systems, Inc.* ..................................          451,900        5,829,510

OIL & GAS DRILLING - 0.1%
Noble Corporation .....................................           20,000          628,400

OIL & GAS EQUIPMENT & SERVICES - 0.3%
Baker Hughes, Inc. ....................................           20,000      $   598,600
BJ Services Company* ..................................           20,000          687,800
                                                                              -----------
                                                                                1,286,400

OIL & GAS EXPLORATION & PRODUCTION - 0.5%
Apache Corporation ....................................           26,250        1,620,675
Devon Energy Corporation ..............................           20,000          964,400
                                                                              -----------
                                                                                2,585,075

OIL & GAS REFINING & MARKETING - 0.5%
Valero Energy Corporation .............................           60,000        2,482,800

PACKAGED FOODS - 0.3%
General Mills, Inc. ...................................           30,000        1,366,500

PAPER PRODUCTS - 0.2%
International Paper Company ...........................           30,000        1,014,000

PERSONAL PRODUCTS - 0.5%
Avon Products, Inc. ...................................           40,000        2,282,000

PHARMACEUTICALS - 10.6%
Allergan, Inc. ........................................           30,000        2,046,300
Biovail Corporation* ..................................           50,000        1,993,500
Eli Lilly & Company ...................................           50,000        2,857,500
Forest Laboratories, Inc.* ............................           60,000        3,238,200
Johnson & Johnson .....................................          180,000       10,416,600
Merck & Company, Inc. .................................          110,000        6,025,800
Pfizer, Inc. ..........................................          500,000       15,580,000
Pharmacia Corporation .................................          120,600        5,221,980
Wyeth .................................................          100,000        3,782,000
                                                                              -----------
                                                                               51,161,880

PROPERTY & CASUALTY INSURANCE - 1.2%
Allstate Corporation ..................................           70,000        2,321,900
Chubb Corporation .....................................           25,000        1,108,000
Travelers Property
  Casualty Corporation ................................          170,000        2,398,700
                                                                              -----------
                                                                                5,828,600

PUBLISHING & PRINTING - 0.9%
Gannett Company, Inc ..................................           40,200        2,831,286
McGraw-Hill Companies, Inc. ...........................           30,000        1,667,700
                                                                              -----------
                                                                                4,498,986

RAILROADS - 0.5%
Union Pacific Corporation .............................           40,000        2,200,000

RESTAURANTS - 0.3%
Wendy's International, Inc. ...........................           60,000        1,650,600

SEMICONDUCTOR EQUIPMENT - 0.5%
Applied Materials, Inc.* ..............................          181,000        2,276,980

SEMICONDUCTORS - 1.7%
Intel Corporation .....................................          500,000        8,140,000

--------------------------------------------------------------------------------
                           16  SEE ACCOMPANYING NOTES.

- SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2003
(UNAUDITED)

SECURITY EQUITY FUND -
EQUITY SERIES (CONTINUED)

                                                               PRINCIPAL
                                                               AMOUNT OR
                                                                NUMBER          MARKET
COMMON STOCKS (CONTINUED)                                      OF SHARES        VALUE
-----------------------------------------------------------------------------------------
SOFT DRINKS - 3.0%
Coca-Cola Company .....................................          180,000     $  7,286,400
PepsiCo, Inc. .........................................          175,000        7,000,000
                                                                             ------------
                                                                               14,286,400

SPECIALTY CHEMICALS - 0.4%
Rohm & Haas Company ...................................           60,000        1,786,800

SYSTEMS SOFTWARE - 5.2%
Microsoft Corporation(1) ..............................          904,000       21,885,840
Oracle Corporation* ...................................          301,600        3,272,058
                                                                             ------------
                                                                               25,157,898
                                                                             ------------
  Total common stocks - 92.3% .........................                       444,577,630

U. S. GOVERNMENT & AGENCIES
---------------------------
Federal Home Loan Bank:
  1.21%, 04-02-03 .....................................       $4,800,000        4,799,839
  1.13%, 04-04-03 .....................................       $3,600,000        3,599,661
  1.20%, 04-21-03 .....................................       $1,200,000        1,199,200
                                                                             ------------
                                                                                9,598,700

Federal Home Loan Mortgage Corporation:
  1.15%, 04-01-03 .....................................       $2,300,000        2,300,000
  1.21%, 04-08-03 .....................................       $3,000,000        2,999,352
                                                                             ------------
                                                                                5,299,352

Federal National Mortgage Association:
  1.23%, 04-04-03 .....................................       $3,700,000        3,699,621
  1.14%, 04-07-03 .....................................       $2,800,000        2,799,468
  1.18%, 04-09-03 .....................................       $4,000,000        3,998,933
  1.22%, 04-15-03 .....................................       $3,200,000        3,198,544
  1.20%, 04-16-03 .....................................       $2,800,000        2,798,600
  1.19%, 04-28-03 .....................................       $3,700,000        3,696,698
  1.17%, 04-30-03 .....................................         $900,000          899,152
                                                                             ------------
                                                                               21,091,016
                                                                             ------------
  Total U. S. government & agencies - 7.4% .............................       35,989,068

REPURCHASE AGREEMENT - 0.2%
---------------------------
United Missouri Bank, 1.00%, 04-01-03
  (Collateralized by FHLMC, 04-23-03,
  with a value of $1,047,220) .........................       $1,026,000        1,026,000
                                                                             ------------
  Total investments - 99.9% ............................................      481,592,698
  Cash & other assets, less liabilities - 0.1% .........................          309,077
                                                                             ------------
  Total net assets - 100.0% ............................................     $481,901,775
                                                                             ============

The identified cost of investments owned at March 31, 2003 was the same for federal income tax and financial statement purposes.

*Non-income producing security

ADR (American Depositary Receipt)

(1) Security is segregated as collateral for futures contracts.

--------------------------------------------------------------------------------
                           17  SEE ACCOMPANYING NOTES.

- SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2003
(UNAUDITED)

SECURITY EQUITY FUND -
ENHANCED INDEX SERIES

                                                                 NUMBER          MARKET
COMMON STOCKS                                                  OF SHARES         VALUE
-----------------------------------------------------------------------------------------
ADVERTISING - 0.0%
TMP Worldwide, Inc.* ..................................              200      $     2,146

AEROSPACE & DEFENSE - 1.7%
Boeing Company ........................................            1,200           30,072
General Dynamics Corporation ..........................              300           16,521
Goodrich Corporation ..................................              800           11,248
Honeywell International, Inc. .........................            1,200           25,632
Lockheed Martin Corporation ...........................              700           33,285
Moog, Inc.* ...........................................              100            3,060
Northrop Grumman Corporation ..........................              300           25,740
Raytheon Company ......................................              600           17,022
United Technologies Corporation .......................              700           40,446
                                                                              -----------
                                                                                  203,026

AGRICULTURAL PRODUCTS - 0.1%
Archer-Daniels-Midland Company ........................              900            9,720

AIR FREIGHT & COURIERS - 1.0%
FedEx Corporation* ....................................              400           22,028
Ryder System, Inc. ....................................              200            4,102
United Parcel Service, Inc. ...........................            1,600           91,200
                                                                              -----------
                                                                                  117,330

AIRLINES - 0.0%
Delta Air Lines, Inc. .................................              589            5,242

ALUMINUM - 0.0%
Alcoa, Inc. ...........................................              200            3,876

APPAREL & ACCESSORIES - 0.2%
Jones Apparel Group, Inc.* ............................              500           13,715
V.F. Corporation ......................................              200            7,526
                                                                              -----------
                                                                                   21,241

APPAREL RETAIL - 0.4%
Gap, Inc. .............................................            1,300           18,837
Limited Brands ........................................              800           10,296
TJX Companies, Inc. ...................................              800           14,080
                                                                              -----------
                                                                                   43,213

APPLICATION SOFTWARE - 0.5%
Citrix Systems, Inc.* .................................              900           11,844
Compuware Corporation* ................................              600            2,034
Electronic Arts, Inc.* ................................              200           11,728
Intuit, Inc.* .........................................              300           11,160
Mercury Interactive Corporation* ......................              100            2,968
Parametric Technology Corporation* ....................              500            1,085
PeopleSoft, Inc.* .....................................              400            6,120
Siebel Systems, Inc.* .................................              700            5,607
                                                                              -----------
                                                                                   52,546

AUTO PARTS & EQUIPMENT - 0.1%
Dana Corporation ......................................              200            1,412
Johnson Controls, Inc. ................................              100            7,244
Visteon Corporation ...................................              200            1,782
                                                                              -----------
                                                                                   10,438

AUTOMOBILE MANUFACTURERS - 0.4%
Ford Motor Company ....................................            2,600      $    19,552
General Motors Corporation ............................              800           26,896
                                                                              -----------
                                                                                   46,448

BANKS - 7.0%
AmSouth Bancorporation ................................              600           11,928
BB&T Corporation ......................................              700           22,001
Bank of America Corporation ...........................            2,200          147,048
Bank One Corporation ..................................            1,700           58,854
Charter One Financial, Inc. ...........................              400           11,064
Comerica, Inc. ........................................              400           15,152
Fifth Third Bancorp ...................................              800           40,112
First Tennessee National
  Corporation .........................................              300           11,913
FleetBoston Financial
  Corporation .........................................            1,700           40,596
Golden West Financial Corporation .....................              200           14,386
Huntington Bancshares, Inc. ...........................              400            7,436
KeyCorp ...............................................              600           13,536
Marshall & Ilsley Corporation .........................              400           10,224
National City Corporation .............................              900           25,065
North Fork Bancorporation, Inc. .......................              300            8,835
Northern Trust Corporation ............................              300            9,135
PNC Financial Services Group ..........................              400           16,952
Regions Financial Corporation .........................              400           12,960
SouthTrust Corporation ................................              600           15,318
SunTrust Banks, Inc. ..................................              400           21,060
Synovus Financial Corporation .........................              500            8,945
U.S. Bancorp ..........................................            2,800           53,144
Union Planters Corporation ............................              400           10,516
Wachovia Corporation ..................................            2,000           68,140
Washington Mutual, Inc. ...............................            1,400           49,378
Wells Fargo & Company .................................            2,400          107,976
Zions Bancorporation ..................................              200            8,556
                                                                              -----------
                                                                                  820,230

BIOTECHNOLOGY - 1.4%
Amgen, Inc.* ..........................................            2,000          115,100
Biogen, Inc.* .........................................              200            5,992
Chiron Corporation* ...................................              300           11,250
Genzyme Corporation* ..................................              500           18,225
MedImmune, Inc.* ......................................              400           13,132
                                                                              -----------
                                                                                  163,699

BREWERS - 0.5%
Anheuser-Busch Companies, Inc. ........................            1,200           55,932

BROADCASTING & CABLE TV - 1.1%
Clear Channel
  Communications, Inc.* ...............................              900           30,528
Comcast Corporation* ..................................            3,300           94,347
Univision Communications, Inc.* .......................              300            7,353
                                                                              -----------
                                                                                  132,228

--------------------------------------------------------------------------------
                           18  SEE ACCOMPANYING NOTES.

- SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2003
(UNAUDITED)

SECURITY EQUITY FUND -
ENHANCED INDEX SERIES (CONTINUED)

                                                                NUMBER           MARKET
COMMON STOCKS (CONTINUED)                                      OF SHARES         VALUE
-----------------------------------------------------------------------------------------
BUILDING PRODUCTS - 0.1%
American Standard
  Companies, Inc.* ....................................              100      $     6,877

CASINOS & GAMING - 0.3%
Harrah's Entertainment, Inc.* .........................              400           14,280
International Game Technology* ........................              300           24,570
                                                                              -----------
                                                                                   38,850

COMMERCIAL PRINTING - 0.1%
R. R. Donnelley & Sons Company ........................              700           12,824

COMPUTER & ELECTRONICS RETAIL - 0.2%
Best Buy Company, Inc.* ...............................              500           13,485
Circuit City Stores -
  Circuit City Group ..................................            2,100           10,920
RadioShack Corporation ................................              200            4,458
                                                                              -----------
                                                                                   28,863

COMPUTER HARDWARE - 3.2%
Apple Computer, Inc.* .................................              500            7,070
Dell Computer Corporation* ............................            3,700          101,047
Gateway, Inc.* ........................................              600            1,416
Hewlett-Packard Company ...............................            3,300           51,315
International Business
  Machines Corporation ................................            2,500          196,075
NCR Corporation* ......................................              200            3,668
Sun Microsystems, Inc.* ...............................            4,500           14,670
                                                                              -----------
                                                                                  375,261

COMPUTER STORAGE & PERIPHERALS - 0.4%
EMC Corporation* ......................................            3,200           23,136
Lexmark International, Inc.* ..........................              200           13,390
Network Appliance, Inc.* ..............................              500            5,595
                                                                              -----------
                                                                                   42,121

CONSTRUCTION & ENGINEERING - 0.0%
Fluor Corporation .....................................              100            3,368
McDermott International, Inc.* ........................              100              290
                                                                              -----------
                                                                                    3,658

CONSTRUCTION & FARM MACHINERY - 0.4%
Caterpillar, Inc. .....................................              700           34,440
Cummins, Inc. .........................................              100            2,460
Navistar International Corporation* ...................              100            2,461
Paccar, Inc. ..........................................              200           10,054
                                                                              -----------
                                                                                   49,415

CONSTRUCTION MATERIALS - 0.0%
Vulcan Materials Company ..............................              100            3,023

CONSUMER FINANCE - 0.4%
Capital One Financial Corporation .....................              300      $     9,003
Countrywide Credit Industries, Inc.* ..................              200           11,500
MBNA Corporation ......................................            1,800           27,090
Providian Financial Corporation* ......................              400            2,624
                                                                              -----------
                                                                                   50,217

DATA PROCESSING SERVICES - 0.9%
Automatic Data Processing, Inc. .......................              900           27,711
Concord EFS, Inc.* ....................................              700            6,580
Convergys Corporation* ................................              200            2,640
First Data Corporation ................................            1,100           40,711
Fiserv, Inc.* .........................................              300            9,444
Paychex, Inc. .........................................              500           13,735
Sabre Holdings Corporation* ...........................              200            3,182
                                                                              -----------
                                                                                  104,003

DEPARTMENT STORES - 0.6%
Federated Department Stores, Inc.* ....................              300            8,406
J.C. Penny Company, Inc. ..............................              400            7,856
Kohl's Corporation* ...................................              600           33,948
May Department Stores Company .........................              400            7,956
Sears, Roebuck & Company ..............................              500           12,075
                                                                              -----------
                                                                                   70,241

DISTILLERS & VINTNERS - 0.1%
Brown-Forman Corporation (Cl. B) ......................              200           15,380

DISTRIBUTORS - 0.1%
CarMax, Inc.* .........................................              100            1,457
Genuine Parts Company .................................              300            9,153
                                                                              -----------
                                                                                   10,610

DIVERSIFIED CHEMICALS - 1.0%
Dow Chemical Company ..................................            1,300           35,893
E.I. du Pont de Nemours
  & Company ...........................................            1,400           54,404
Eastman Chemical Company ..............................              400           11,596
Engelhard Corporation .................................              200            4,284
Hercules, Inc.* .......................................              200            1,740
PPG Industries, Inc. ..................................              200            9,016
                                                                              -----------
                                                                                  116,933

DIVERSIFIED COMMERCIAL SERVICES - 0.7%
Apollo Group, Inc.* ...................................              400           19,960
Cendant Corporation* ..................................            2,200           27,940
Cintas Corporation ....................................              300            9,870
Deluxe Corporation ....................................              100            8,026
H&R Block, Inc. .......................................              300           12,807
                                                                              -----------
                                                                                   78,603

--------------------------------------------------------------------------------
                           19  SEE ACCOMPANYING NOTES.

- SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2003
(UNAUDITED)

SECURITY EQUITY FUND -
ENHANCED INDEX SERIES (CONTINUED)

                                                                 NUMBER           MARKET
COMMON STOCKS (CONTINUED)                                      OF SHARES          VALUE
-----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 6.8%
American Express Company ..............................            1,900         $ 63,137
Bear Stearns Companies, Inc. ..........................              300           19,680
Citigroup, Inc. .......................................            7,500          258,375
Fannie Mae ............................................            1,400           91,490
Franklin Resources, Inc. ..............................              400           13,164
Freddie Mac ...........................................            1,000           53,100
Goldman Sachs Group, Inc. .............................              700           47,656
J.P. Morgan Chase & Company, Inc. .....................            3,200           75,872
Janus Capital Group, Inc. .............................              400            4,556
Lehman Brothers Holdings, Inc. ........................              300           17,325
Merrill Lynch & Company, Inc. .........................            1,200           42,480
Moody's Corporation ...................................              200            9,246
Morgan Stanley Dean Witter
  & Company ...........................................            1,600           61,360
Principal Financial Group* ............................              500           13,570
SLM Corporation .......................................              200           22,184
T. Rowe Price Group, Inc. .............................              500           13,559
                                                                                 --------
                                                                                  806,754

DIVERSIFIED METALS & MINING - 0.1%
Freeport-McMoran Copper
  & Gold, Inc. (Cl.B)* ................................              700           11,935
Phelps Dodge Corporation* .............................              100            3,248
                                                                                 --------
                                                                                   15,183

DRUG RETAIL - 0.4%
CVS Corporation .......................................              600           14,310
Walgreen Company ......................................              900           26,532
                                                                                 --------
                                                                                   40,842

ELECTRIC UTILITIES - 2.2%
Allegheny Energy, Inc. ................................              200            1,242
Ameren Corporation ....................................              300           11,715
CMS Energy Corporation ................................              300            1,323
CenterPoint Energy, Inc. ..............................              400            2,820
Cinergy Corporation ...................................              200            6,730
Consolidated Edison, Inc. .............................              400           15,388
Constellation Energy Group ............................              200            5,546
DTE Energy Company ....................................              300           11,595
Dominion Resources, Inc. ..............................              400           22,148
Edison International* .................................            1,200           16,428
Entergy Corporation ...................................              300           14,445
Exelon Corporation ....................................              500           25,205
FPL Group, Inc. .......................................              300           17,679
FirstEnergy Corporation ...............................              400           12,600
PG&E Corporation* .....................................              600            8,070
PPL Corporation .......................................              500           17,805
Pinnacle West Capital Corporation .....................              200            6,648
Progress Energy, Inc. .................................              400           15,660
Public Service
  Enterprise Group, Inc. ..............................              300           11,007
Southern Company ......................................            1,000           28,440
Teco Energy, Inc. .....................................              300         $  3,189
Xcel Energy, Inc. .....................................              600            7,686
                                                                                 --------
                                                                                  263,369

ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
American Power Conversion
  Corporation* ........................................              300            4,272
Cooper Industries, Inc. ...............................              100            3,571
Emerson Electric Company ..............................              600           27,210
Power-One, Inc.* ......................................              200              880
Rockwell Automation, Inc. .............................              300            6,210
Thomas & Betts Corporation* ...........................              100            1,418
                                                                                 --------
                                                                                   43,561

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
Agilent Technologies, Inc.* ...........................              700            9,205
Jabil Circuit, Inc.* ..................................              800           14,000
Molex, Inc. ...........................................              300            6,444
PerkinElmer, Inc. .....................................            1,200           10,668
Sanmina-Sci Corporation* ..............................              800            3,232
Solectron Corporation* ................................            1,200            3,624
Symbol Technologies, Inc. .............................              400            3,444
Tektronix, Inc.* ......................................              200            3,430
Thermo Electron Corporation ...........................              200            3,620
Waters Corporation* ...................................              600           12,696
                                                                                 --------
                                                                                   70,363

EMPLOYMENT SERVICES - 0.0%
Robert Half International, Inc.* ......................              300            3,993

ENVIRONMENTAL SERVICES - 0.3%
Allied Waste Industries, Inc.* ........................              300            2,397
Waste Management, Inc. ................................            1,300           27,534
                                                                                 --------
                                                                                   29,931

FERTILIZERS & AGRICULTURAL CHEMICALS - 0.1%
Monsanto Company ......................................            1,000           16,400

FOOD DISTRIBUTORS - 0.2%
Supervalu, Inc. .......................................              200            3,100
Sysco Corporation .....................................              900           22,896
                                                                                 --------
                                                                                   25,996

FOOD RETAIL - 0.4%
Albertson's, Inc. .....................................              500            9,425
Kroger Company* .......................................            1,800           23,670
Safeway, Inc.* ........................................              600           11,358
Winn-Dixie Stores, Inc. ...............................              300            3,966
                                                                                 --------
                                                                                   48,419

FOOTWEAR - 0.2%
Nike, Inc. (Cl.B) .....................................              400           20,568
Reebok International, Ltd.* ...........................              100            3,285
                                                                                 --------
                                                                                   23,853

--------------------------------------------------------------------------------
                           20  SEE ACCOMPANYING NOTES.

- SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2003
(UNAUDITED)

SECURITY EQUITY FUND -
ENHANCED INDEX SERIES (CONTINUED)

                                                                 NUMBER           MARKET
COMMON STOCKS (CONTINUED)                                      OF SHARES          VALUE
-----------------------------------------------------------------------------------------
FOREST PRODUCTS - 0.2%
Louisiana-Pacific Corporation* ........................              300         $  2,379
Weyerhaeuser Company ..................................              500           23,915
                                                                                 --------
                                                                                   26,294

GAS UTILITIES - 0.4%
KeySpan Corporation ...................................              300            9,675
Kinder Morgan, Inc. ...................................              200            9,000
Nicor, Inc. ...........................................              200            5,464
NiSource, Inc. ........................................              400            7,280
NiSource, Inc. - Sails*(2) ............................               69              146
Sempra Energy .........................................              700           17,472
                                                                                 --------
                                                                                   49,037

GENERAL MERCHANDISE STORES - 3.5%
Big Lots, Inc.* .......................................              300            3,375
Costco Wholesale Corporation* .........................              700           21,021
Dollar General Corporation ............................              500            6,105
Family Dollar Stores, Inc. ............................              200            6,176
Target Corporation ....................................            1,300           38,038
Wal-Mart Stores, Inc. .................................            6,400          332,992
                                                                                 --------
                                                                                  407,707

GOLD - 0.1%
Newmont Mining Corporation ............................              600           15,690

HEALTH CARE DISTRIBUTORS & SERVICES - 0.7%
AmerisourceBergen Corporation .........................              200           10,500
Cardinal Health, Inc. .................................              600           34,182
IMS Health, Inc. ......................................              400            6,244
McKesson Corporation ..................................              400            9,972
Quest Diagnostics, Inc.* ..............................              300           17,907
Quintiles Transnational
  Corporation* ........................................              300            3,648
                                                                                 --------
                                                                                   82,453

HEALTH CARE EQUIPMENT - 2.0%
Applera Corporation -
  Applied Biosystems Group ............................              300            4,749
Baxter International, Inc. ............................              900           16,776
Becton, Dickinson & Company ...........................              400           13,776
Biomet, Inc. ..........................................              600           18,390
Boston Scientific Corporation* ........................              800           32,608
C.R. Bard, Inc. .......................................              100            6,306
Guidant Corporation* ..................................              400           14,480
Medtronic, Inc. .......................................            1,800           81,216
St. Jude Medical, Inc.* ...............................              300           14,625
Stryker Corporation* ..................................              300           20,595
Viasys Healthcare, Inc.* ..............................              100            1,400
Zimmer Holdings, Inc.* ................................              300           14,589
                                                                                 --------
                                                                                  239,510

HEALTH CARE FACILITIES - 0.4%
HCA - The Healthcare Company ..........................              700         $ 28,952
Health Management
  Association, Inc.* ..................................              300            5,700
Manor Care, Inc.* .....................................              100            1,923
Tenet Healthcare Corporation* .........................              700           11,690
                                                                                 --------
                                                                                   48,265

HEALTH CARE SUPPLIES - 0.1%
Bausch & Lomb, Inc. ...................................              100            3,289
Millipore Corporation .................................              200            6,540
                                                                                 --------
                                                                                    9,829

HOME FURNISHINGS - 0.0%
Leggett & Platt, Inc. .................................              300            5,484

HOME IMPROVEMENT RETAIL - 1.2%
Home Depot, Inc. ......................................            3,300           80,388
Lowe's Companies, Inc. ................................            1,400           57,148
Sherwin-Williams Company ..............................              300            7,929
                                                                                 --------
                                                                                  145,465

HOMEBUILDING - 0.3%
Centex Corporation ....................................              300           16,308
KB Home ...............................................              100            4,545
Pulte Homes, Inc. .....................................              300           15,045
                                                                                 --------
                                                                                   35,898

HOTELS - 0.4%
Carnival Corporation ..................................              800           19,288
Hilton Hotels Corporation .............................              500            5,805
Marriott International, Inc. ..........................              300            9,543
Starwood Hotels & Resorts
  Worldwide, Inc. .....................................              300            7,137
                                                                                 --------
                                                                                   41,773

HOUSEHOLD APPLIANCES - 0.1%
Black & Decker Corporation ............................              100            3,486
Maytag Corporation ....................................              200            3,806
Snap-On, Inc. .........................................              200            4,952
Whirlpool Corporation .................................              100            4,903
                                                                                 --------
                                                                                   17,147

HOUSEHOLD PRODUCTS - 2.2%
Clorox Company ........................................              300           13,851
Colgate-Palmolive Company .............................              800           43,552
Kimberly-Clark Corporation ............................              700           31,822
Procter & Gamble Company ..............................            1,900          169,195
                                                                                 --------
                                                                                  258,420

HOUSEWARES & SPECIALTIES - 0.3%
American Greetings Corporation ........................              200            2,620
Fortune Brands, Inc. ..................................              200            8,574
Newell Rubbermaid, Inc. ...............................              400           11,340
Tupperware Corporation ................................              800           11,056
                                                                                 --------
                                                                                   33,590

--------------------------------------------------------------------------------
                           21  SEE ACCOMPANYING NOTES.

- SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2003
(UNAUDITED)

SECURITY EQUITY FUND -
ENHANCED INDEX SERIES (CONTINUED)

                                                                 NUMBER           MARKET
COMMON STOCKS (CONTINUED)                                      OF SHARES          VALUE
-----------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 4.2%
General Electric Company ..............................           14,500         $369,750
3M Company ............................................              600           78,018
Textron, Inc. .........................................              200            5,492
Tyco International, Ltd. ..............................            2,900           37,294
                                                                                 --------
                                                                                  490,554

INDUSTRIAL GASES - 0.2%
Air Products & Chemicals, Inc. ........................              300           12,429
Praxair, Inc. .........................................              200           11,270
                                                                                 --------
                                                                                   23,699

INDUSTRIAL MACHINERY - 0.6%
Crane Company .........................................              200            3,484
Danaher Corporation ...................................              200           13,152
Eaton Corporation .....................................              100            6,995
Illinois Tool Works, Inc. .............................              400           23,260
Ingersoll-Rand Company ................................              200            7,718
ITT Industries, Inc. ..................................              100            5,341
Pall Corporation ......................................              300            6,000
Parker-Hannifin Corporation ...........................              200            7,748
                                                                                 --------
                                                                                   73,698

INSURANCE BROKERS - 0.4%
Aon Corporation .......................................              400            8,272
Marsh & McLennan
  Companies, Inc. .....................................              800           34,104
                                                                                   42,376

INTEGRATED OIL & GAS - 4.3%
Amerada Hess Corporation ..............................              100            4,426
ChevronTexaco Corporation .............................            1,200           77,580
ConocoPhillips ........................................            1,000           53,600
Exxon Mobil Corporation ...............................            9,800          342,510
Marathon Oil Corporation ..............................              400            9,588
Occidental Petroleum Corporation ......................              500           14,980
                                                                                 --------
                                                                                  502,684

INTEGRATED TELECOMMUNICATION SERVICES - 3.2%
Alltel Corporation ....................................              400           17,904
AT&T Corporation ......................................            1,100           17,820
BellSouth Corporation .................................            2,700           58,509
CenturyTel, Inc. ......................................              500           13,800
Citizens Communications
  Company* ............................................              400            3,992
Qwest Communications
  International, Inc.* ................................            2,400            8,376
SBC Communications, Inc. ..............................            4,800           96,288
Sprint Corporation (FON Group) ........................            1,300           15,275
Verizon Communications, Inc. ..........................            4,000          141,400
                                                                                 --------
                                                                                  373,364

INTERNET SOFTWARE & SERVICES - 0.3%
Yahoo!, Inc.* .........................................            1,300           31,226

IT CONSULTING & SERVICES - 0.5%
Computer Sciences Corporation* ........................              600         $ 19,530
Electronic Data Systems
  Corporation .........................................              700           12,320
SunGard Data Systems, Inc.* ...........................              900           19,170
Unisys Corporation* ...................................              500            4,630
                                                                                 --------
                                                                                   55,650

LEISURE PRODUCTS - 0.2%
Brunswick Corporation .................................              200            3,800
Hasbro, Inc. ..........................................              200            2,778
Mattel, Inc. ..........................................              600           13,500
                                                                                 --------
                                                                                   20,078

LIFE & HEALTH INSURANCE - 1.0%
Aflac, Inc. ...........................................              700           22,435
Jefferson-Pilot Corporation ...........................              200           11,544
John Hancock Financial
  Services, Inc. ......................................              400           11,112
Lincoln National Corporation ..........................              300            8,400
MetLife, Inc. .........................................            1,000           26,380
Prudential Financial, Inc.* ...........................              800           23,400
Torchmark Corporation .................................              200            7,160
UNUMProvident Corporation .............................              300            2,940
                                                                                 --------
                                                                                  113,371

MANAGED HEALTH CARE - 0.7%
Aetna, Inc. ...........................................              200            9,860
Anthem, Inc.* .........................................              200           13,250
Humana, Inc.* .........................................              200            1,920
UnitedHealth Group, Inc. ..............................              500           45,835
WellPoint Health Networks, Inc.* ......................              200           15,350
                                                                                 --------
                                                                                   86,215

METAL & GLASS CONTAINERS - 0.2%
Ball Corporation ......................................              300           16,710
Pactiv Corporation* ...................................              200            4,060
                                                                                 --------
                                                                                   20,770

MOTORCYCLE MANUFACTURERS - 0.1%
Harley-Davidson, Inc. .................................              400           15,884

MOVIES & ENTERTAINMENT - 1.8%
AOL Time Warner, Inc.* ................................            6,500           70,590
Viacom, Inc. (Cl.B)* ..................................            2,500           91,300
Walt Disney Company ...................................            2,900           49,358
                                                                                 --------
                                                                                  211,248

MULTI-LINE INSURANCE - 1.7%
American International Group, Inc. ....................            3,800          187,910
Loews Corporation .....................................              300           11,952
                                                                                 --------
                                                                                  199,862

--------------------------------------------------------------------------------
                           22  SEE ACCOMPANYING NOTES.

- SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2003
(UNAUDITED)

SECURITY EQUITY FUND -
ENHANCED INDEX SERIES (CONTINUED)

                                                                 NUMBER           MARKET
COMMON STOCKS (CONTINUED)                                      OF SHARES          VALUE
-----------------------------------------------------------------------------------------
MULTI-UTILITIES - 0.2%
AES Corporation* ......................................              800        $   2,896
Calpine Corporation* ..................................              500            1,650
Duke Energy Corporation ...............................            1,300           18,902
Dynegy, Inc. ..........................................              500            1,305
Mirant Corporation* ...................................              600              960
Williams Companies, Inc. ..............................              700            3,206
                                                                                ---------
                                                                                   28,919

NETWORKING EQUIPMENT - 1.2%
Avaya, Inc.* ..........................................              600            1,224
Cisco Systems, Inc.* ..................................           11,200          144,480
                                                                                ---------
                                                                                  145,704

OFFICE ELECTRONICS - 0.1%
Xerox Corporation .....................................            1,100            9,570

OFFICE SERVICES & SUPPLIES - 0.2%
Avery Dennison Corporation ............................              200           11,734
Pitney Bowes, Inc. ....................................              300            9,576
                                                                                ---------
                                                                                   21,310

OIL & GAS DRILLING - 0.3%
Nabors Industries, Inc.* ..............................              200            7,974
Noble Drilling Corporation* ...........................              500           15,710
Rowan Companies, Inc.* ................................              200            3,932
Transocean Sedco Forex, Inc. ..........................              500           10,225
                                                                                ---------
                                                                                   37,841

OIL & GAS EQUIPMENT & SERVICES - 0.6%
Baker Hughes, Inc. ....................................              500           14,965
BJ Services Company* ..................................              300           10,317
Halliburton Company ...................................              600           12,438
Schlumberger, Ltd. ....................................              800           30,408
                                                                                ---------
                                                                                   68,128

OIL & GAS EXPLORATION & PRODUCTION - 0.8%
Anadarko Petroleum Corporation ........................              600           27,300
Apache Corporation ....................................              200           12,348
Burlington Resources, Inc. ............................              500           23,855
Devon Energy Corporation ..............................              200            9,644
EOG Resources, Inc. ...................................              200            7,912
Kerr-McGee Group ......................................              100            4,061
Unocal Corporation ....................................              400           10,524
                                                                                ---------
                                                                                   95,644

OIL & GAS REFINING & MARKETING - 0.1%
Sunoco, Inc. ..........................................              200            7,314

PACKAGED FOODS - 1.0%
Campbell Soup Company .................................              600        $  12,600
ConAgra Foods, Inc. ...................................              800           16,064
General Mills, Inc. ...................................              500           22,775
H.J. Heinz Company ....................................              500           14,600
Kellogg Company .......................................              600           18,390
Sara Lee Corporation ..................................            1,100           20,570
Wm. Wrigley Jr. Company ...............................              300           16,950
                                                                                ---------
                                                                                  121,949

PAPER PACKAGING - 0.1%
Bemis Company, Inc. ...................................              100            4,206
Sealed Air Corporation* ...............................              100            4,013
                                                                                ---------
                                                                                    8,219

PAPER PRODUCTS - 0.4%
Boise Cascade Corporation .............................              200            4,370
Georgia-Pacific Group .................................              400            5,560
International Paper Company ...........................              700           23,660
MeadWestvaco Corporation ..............................              700           15,946
                                                                                ---------
                                                                                   49,536

PERSONAL PRODUCTS - 0.6%
Alberto-Culver Company (Cl. B) ........................              200            9,856
Avon Products, Inc. ...................................              300           17,115
Gillette Company ......................................            1,500           46,410
                                                                                ---------
                                                                                   73,381

PHARMACEUTICALS - 9.7%
Abbott Laboratories ...................................            1,916           72,061
Allergan, Inc. ........................................              200           13,642
Bristol-Myers Squibb Company ..........................            1,800           38,034
Eli Lilly & Company ...................................            1,600           91,440
Forest Laboratories, Inc.* ............................              700           37,779
Johnson & Johnson .....................................            4,300          248,841
King Pharmaceuticals, Inc.* ...........................              300            3,579
Merck & Company, Inc. .................................            3,200          175,296
Pfizer, Inc. ..........................................            8,500          264,860
Pharmacia Corporation .................................            1,900           82,270
Schering-Plough Corporation ...........................            2,100           37,443
Watson Pharmaceuticals, Inc.* .........................              400           11,508
Wyeth .................................................            1,620           61,268
                                                                                ---------
                                                                                1,138,021

PHOTOGRAPHIC PRODUCTS - 0.1%
Eastman Kodak Company .................................              400           11,840

--------------------------------------------------------------------------------
                           23  SEE ACCOMPANYING NOTES.

- SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2003
(UNAUDITED)

SECURITY EQUITY FUND -
ENHANCED INDEX SERIES (CONTINUED)

                                                                 NUMBER           MARKET
COMMON STOCKS (CONTINUED)                                      OF SHARES          VALUE
-----------------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE - 1.2%
Ace, Ltd. .............................................              400         $ 11,580
Allstate Corporation ..................................            1,000           33,170
Ambac Financial Group, Inc. ...........................              200           10,104
Cincinnati Financial Corporation ......................              500           17,535
MBIA, Inc. ............................................              200            7,728
MGIC Investment Corporation ...........................              100            3,927
Safeco Corporation ....................................              500           17,485
St. Paul Companies, Inc. ..............................              300            9,540
Travelers Property Casualty
  Corporation (Cl.B)* .................................            1,400           19,754
XL Capital, Ltd. ......................................              200           14,156
                                                                                 --------
                                                                                  144,979

PUBLISHING & PRINTING - 0.6%
Gannett Company, Inc. .................................              400           28,172
Knight-Ridder, Inc. ...................................              100            5,850
McGraw-Hill Companies, Inc. ...........................              300           16,677
Meredith Corporation ..................................              200            7,636
Tribune Company .......................................              400           18,004
                                                                                 --------
                                                                                   76,339

RAILROADS - 0.5%
Burlington Northern Santa Fe
  Corporation .........................................              500           12,450
CSX Corporation .......................................              300            8,556
Norfolk Southern Corporation ..........................              600           11,136
Union Pacific Corporation .............................              400           22,000
                                                                                 --------
                                                                                   54,142

REAL ESTATE INVESTMENT TRUSTS - 0.5%
Apartment Investment
  & Management Company ................................              200            7,296
Equity Office Properties Trust ........................              600           15,270
Equity Residential Properties Trust ...................              500           12,035
Plum Creek Timber Company, Inc. .......................              400            8,636
Simon Property Group, Inc. ............................              300           10,749
                                                                                 --------
                                                                                   53,986

RESTAURANTS - 0.3%
Darden Restaurants, Inc. ..............................              200            3,570
McDonald's Corporation ................................              300            4,338
Starbucks Corporation* ................................              900           23,184
Yum! Brands, Inc.* ....................................              400            9,732
                                                                                 --------
                                                                                   40,824

RETAIL-INTERNET - 0.4%
eBay, Inc.* ...........................................              600           51,174

SEMICONDUCTOR EQUIPMENT - 0.4%
Applied Materials, Inc.* ..............................            2,400         $ 30,192
Axcelis Technologies, Inc.* ...........................              100              473
KLA-Tencor Corporation* ...............................              300           10,783
Novellus Systems, Inc.* ...............................              200            5,454
Teradyne, Inc.* .......................................              400            4,656
                                                                                 --------
                                                                                   51,558

SEMICONDUCTORS - 2.2%
Advanced Micro Devices, Inc.* .........................              600            3,708
Agere Systems, Inc. (Cl.B)* ...........................              100              150
Altera Corporation* ...................................              500            6,770
Analog Devices, Inc.* .................................              500           13,750
Applied Micro Circuits
  Corporation* ........................................              500            1,630
Broadcom Corporation* .................................              400            4,940
Intel Corporation .....................................            9,700          157,916
LSI Logic Corporation* ................................              600            2,712
Linear Technology Corporation .........................              400           12,348
Micron Technology, Inc.* ..............................              900            7,326
National Semiconductor
  Corporation* ........................................              300            5,112
Nvidia Corporation* ...................................              200            2,570
PMC-Sierra, Inc.* .....................................              300            1,785
QLogic Corporation* ...................................              100            3,714
Texas Instruments, Inc. ...............................            1,200           19,644
Xilinx, Inc.* .........................................              500           11,705
                                                                                 --------
                                                                                  255,780

SOFT DRINKS - 2.3%
Coca-Cola Company .....................................            3,600          145,728
Coca-Cola Enterprises, Inc. ...........................              600           11,214
Pepsi Bottling Group, Inc. ............................              900           16,137
PepsiCo, Inc. .........................................            2,500          100,000
                                                                                 --------
                                                                                  273,079

SPECIALTY CHEMICALS - 0.2%
Great Lakes Chemical Corporation ......................              200            4,440
International Flavors
  & Fragrances, Inc. ..................................              200            6,218
Rohm & Haas Company ...................................              300            8,934
Sigma-Aldrich Corporation .............................              100            4,449
                                                                                 --------
                                                                                   24,041

SPECIALTY STORES -0.6%
AutoNation, Inc. ......................................              400            5,100
AutoZone, Inc.* .......................................              200           13,742
Bed Bath & Beyond, Inc.* ..............................              700           24,178
Office Depot, Inc.* ...................................              400            4,732
Staples, Inc.* ........................................            1,100           20,163
Tiffany & Company .....................................              200            5,000
Toys 'R' Us, Inc.* ....................................              300            2,511
                                                                                 --------
                                                                                   75,426

--------------------------------------------------------------------------------
                           24  SEE ACCOMPANYING NOTES.

- SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2003
(UNAUDITED)

SECURITY EQUITY FUND -
ENHANCED INDEX SERIES (CONTINUED)

                                                                 NUMBER          MARKET
COMMON STOCKS (CONTINUED)                                      OF SHARES         VALUE
-----------------------------------------------------------------------------------------
STEEL - 0.1%
Allegheny Technologies, Inc. ..........................              200      $       580
Nucor Corporation .....................................              300           11,451
United States Steel Corporation .......................              100              983
Worthington Industries, Inc. ..........................              200            2,386
                                                                              -----------
                                                                                   15,400

SYSTEMS SOFTWARE - 4.4%
Adobe Systems, Inc. ...................................              300            9,249
BMC Software, Inc.* ...................................              800           12,072
Computer Associates
  International, Inc. .................................              800           10,928
Microsoft Corporation*(1) .............................           16,000          387,360
Novell, Inc.* .........................................              600            1,290
Oracle Corporation* ...................................            7,800           84,622
Veritas Software Corporation* .........................              600           10,548
                                                                              -----------
                                                                                  516,069

TELECOMMUNICATIONS EQUIPMENT - 0.9%
ADC Telecommunications, Inc.* .........................            1,200            2,472
Andrew Corporation* ...................................            1,600            8,800
Ciena Corporation* ....................................            2,400           10,488
Comverse Technology, Inc.* ............................              300            3,393
Corning, Inc. .........................................            1,700            9,928
JDS Uniphase Corporation* .............................            2,000            5,700
Lucent Technologies, Inc. .............................            5,400            7,938
Motorola, Inc. ........................................              700            5,782
Qualcomm, Inc.* .......................................            1,100           39,666
Tellabs, Inc.* ........................................              600            3,474
                                                                              -----------
                                                                                   97,641

TIRES & RUBBER - 0.0%
Cooper Tire & Rubber Company ..........................              200            2,440
Goodyear Tire & Rubber Company ........................              300            1,551
                                                                              -----------
                                                                                    3,991

TOBACCO - 0.9%
Alteria Group, Inc. ...................................             3300           98,868
UST, Inc. .............................................              200            5,520
                                                                              -----------
                                                                                  104,388

TRADING COMPANIES & DISTRIBUTORS - 0.1%
W.W. Grainger, Inc. ...................................              200            8,580

WIRELESS TELECOMMUNICATION SERVICES - 0.4%
AT&T Wireless Services* ...............................            3,900           25,740
Nextel Communications, Inc.* ..........................            1,400           18,746
Sprint Corporation (PCS Group) ........................            1,400            6,104
                                                                              -----------
                                                                                   50,590
                                                                              -----------
Total common stocks - 97.3% ............................................       11,475,462

                                                               PRINCIPAL         MARKET
U.S. GOVERNMENT SECURITIES                                      AMOUNT           VALUE
-----------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES - 0.6%
U.S. Treasury Bill,
  1.14%, 04-24-03 .....................................          $75,000       $   74,945

REPURCHASE AGREEMENT - 2.9%
---------------------------
United Missouri Bank, 1.00%, 04-01-03
  (Collateralized by FHLMC, 04-23-03
  with a value of $346,742) ...........................         $339,000          339,000
                                                                              -----------
  Total investments - 100.8% ...........................................       11,889,407
  Liabilities, less cash & other assets - (0.8%) .......................          (99,809)
                                                                              -----------
  Total net assets - 100.0% ............................................      $11,789,598
                                                                              ===========

The identified cost of investments owned at March 31, 2003 was the same for federal income tax and financial statement purposes.

*Non-income producing security

(1) Security is segregated as collateral for futures, options or forward exchange contracts.

(2) SAILS - Stock Appreciation Income Linked Security - is the term used for a unit consisted of a zero coupon debt security and a forward equity contract.

--------------------------------------------------------------------------------
                           25  SEE ACCOMPANYING NOTES.

- SCHEDULE OF INVESTMENTS

MARCH 31, 2003
(UNAUDITED)

SECURITY EQUITY FUND -
LARGE CAP GROWTH SERIES

                                                                 NUMBER           MARKET
COMMON STOCKS (CONTINUED)                                      OF SHARES          VALUE
-----------------------------------------------------------------------------------------
ADVERTISING - 1.2%
Omnicom Group, Inc. ...................................            3,200         $173,344

AEROSPACE & DEFENSE - 2.6%
General Dynamics Corporation ..........................            2,000          110,140
United Technologies Corporation .......................            4,800          277,344
                                                                               ----------
                                                                                  387,484

APPLICATION SOFTWARE - 0.6%
Intuit, Inc.* .........................................            2,200           81,840

BANKS - 0.9%
Bank of New York Company, Inc. ........................            2,100           43,050
Bank One Corporation ..................................            2,600           90,012
                                                                               ----------
                                                                                  133,062

BIOTECHNOLOGY - 2.5%
Amgen, Inc.* ..........................................            6,500          374,075

BREWERS - 0.9%
Anheuser-Busch Companies, Inc. ........................            2,800          130,508

BROADCASTING & CABLE TV - 1.1%
Comcast Corporation ...................................            5,800          165,822

COMPUTER HARDWARE - 3.1%
Dell Computer Corporation* ............................            9,700          264,907
International Business
  Machines Corporation ................................            2,400          188,232
                                                                               ----------
                                                                                  453,139

DATA PROCESSING SERVICES - 2.2%
Concord EFS, Inc.* ....................................            7,500           70,500
First Data Corporation ................................            7,000          259,070
                                                                               ----------
                                                                                  329,570

DEPARTMENT STORES - 0.9%
Kohl's Corporation* ...................................            2,400          135,792

DIVERSIFIED FINANCIAL SERVICES - 3.6%
Citigroup, Inc. .......................................            6,200          213,590
Fannie Mae ............................................            2,700          176,445
Goldman Sachs Group, Inc. .............................            2,100          142,968
                                                                               ----------
                                                                                  533,003

DRUG RETAIL - 1.5%
CVS Corporation .......................................            2,900           69,165
Walgreen Company ......................................            5,000          147,400
                                                                               ----------
                                                                                  216,565

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.2%
Molex, Inc. ...........................................            8,300          178,284

FOOD RETAIL - 0.5%
Kroger Company* .......................................            6,000           78,900

GENERAL MERCHANDISE STORES - 6.4%
Target Corporation ....................................           14,700          430,122
Wal-Mart Stores, Inc. .................................            9,700          504,691
                                                                               ----------
                                                                                  934,813

HEALTH CARE DISTRIBUTORS & SERVICES - 2.7%
Cardinal Health, Inc. .................................            6,900       $  393,093

HEALTH CARE EQUIPMENT - 1.9%
Medtronic, Inc. .......................................            6,300          284,256

HOME IMPROVEMENT RETAIL - 2.5%
Home Depot, Inc. ......................................           15,200          370,272

HOTELS - 1.1%
Carnival Corporation ..................................            6,700          161,537

HOUSEHOLD PRODUCTS - 2.5%
Colgate-Palmolive Company .............................            2,200          119,768
Kimberly-Clark Corporation ............................            2,400          109,104
Procter & Gamble Company ..............................            1,500          133,575
                                                                               ----------
                                                                                  362,447

INDUSTRIAL CONGLOMERATES - 7.6%
3M Company ............................................            1,200          156,036
General Electric Company ..............................           37,600          958,800
                                                                               ----------
                                                                                1,114,836

INSURANCE BROKERS - 1.6%
Marsh & McLennan
  Companies, Inc. .....................................            5,700          242,991

LIFE & HEALTH INSURANCE - 0.9%
Aflac, Inc. ...........................................            4,000          128,200

MOTORCYCLE MANUFACTURERS - 1.2%
Harley-Davidson, Inc. .................................            4,300          170,753

MOVIES & ENTERTAINMENT - 1.7%
AOL Time Warner, Inc.* ................................            5,000           54,300
Viacom, Inc. (Cl. B)* .................................            5,400          197,208
                                                                               ----------
                                                                                  251,508

MULTI-LINE INSURANCE - 2.4%
American International Group, Inc. ....................            7,000          346,150

NETWORKING EQUIPMENT - 3.4%
Cisco Systems, Inc.* ..................................           38,600          497,940

OIL & GAS EQUIPMENT & SERVICES - 0.5%
BJ Services Company* ..................................            2,100           72,219

PERSONAL PRODUCTS - 0.6%
Avon Products, Inc. ...................................            1,600           91,280

PHARMACEUTICALS - 20.6%
Abbott Laboratories ...................................            7,200          270,792
Allergan, Inc. ........................................              900           61,389
Eli Lilly & Company ...................................            3,300          188,595
Forest Laboratories, Inc.* ............................            2,700          145,719
Johnson & Johnson .....................................            8,870          513,307
Merck & Company, Inc. .................................            7,200          394,416
Pfizer, Inc. ..........................................           28,950          902,082
Pharmacia Corporation .................................            7,400          320,420
Wyeth .................................................            6,300          238,266
                                                                               ----------
                                                                                3,034,986

--------------------------------------------------------------------------------
                           26  SEE ACCOMPANYING NOTES.

- SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2003
(UNAUDITED)

SECURITY EQUITY FUND -
LARGE CAP GROWTH SERIES (CONTINUED)

                                                               PRINCIPAL
                                                               AMOUNT OR
                                                                 NUMBER          MARKET
COMMON STOCKS (CONTINUED)                                      OF SHARES         VALUE
-----------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT - 0.7%
Applied Materials, Inc.* ..............................            3,700      $    46,546
Novellus Systems, Inc.* ...............................            1,900           51,813
                                                                              -----------
                                                                                   98,359

SEMICONDUCTORS - 3.3%
Analog Devices, Inc.* .................................            4,700          129,250
Intel Corporation .....................................           16,300          265,364
Texas Instruments, Inc. ...............................            5,800           94,946
                                                                              -----------
                                                                                  489,560

SOFT DRINKS - 3.9%
Coca-Cola Company .....................................            6,400          259,072
PepsiCo, Inc. .........................................            7,700          308,000
                                                                              -----------
                                                                                  567,072

SYSTEMS SOFTWARE - 6.9%
Microsoft Corporation .................................           32,000          774,720
Oracle Corporation* ...................................           22,200          240,848
                                                                              -----------
                                                                                1,015,568

TELECOMMUNICATIONS EQUIPMENT - 0.5%
Qualcomm, Inc. ........................................            2,200           79,332
                                                                              -----------
  Total common stocks - 95.7% ..........................................       14,078,560

MONEY MARKET MUTUAL FUND - 17.4%
--------------------------------
State Street Navigator Securities
  Lending Prime Portfolio(1) ..........................       $2,555,562        2,555,562

REPURCHASE AGREEMENT - 4.7%
---------------------------
State Street, 0.25%, 04-01-03
  (Collateralized by FFCB,
  2.00%, 11-19-04 with
  a value of $710,902) ................................         $696,552          696,552
                                                                              -----------
  Total investments - 117.8% ...........................................       17,330,674
  Liabilities, less cash & other assets - (17.8%) ......................       (2,612,991)
                                                                              -----------
  Total net assets - 100.0% ............................................      $14,717,683
                                                                              ===========

The identified cost of investments owned at March 31, 2003 was the same for federal income tax and financial statement purposes.

* Non-income producing security

(1) Securities purchased with cash proceeds from securities loans.

--------------------------------------------------------------------------------
                           27  SEE ACCOMPANYING NOTES.

- SCHEDULE OF INVESTMENTS

MARCH 31, 2003
(UNAUDITED)

SECURITY EQUITY FUND -
TECHNOLOGY SERIES

                                                                 NUMBER           MARKET
COMMON STOCKS (CONTINUED)                                      OF SHARES          VALUE
-----------------------------------------------------------------------------------------
APPLICATION SOFTWARE - 2.8%
Cognos, Inc.* .........................................            2,600         $ 59,072
J.D. Edwards & Company* ...............................            8,600           94,772
                                                                                 --------
                                                                                  153,844

COMPUTER HARDWARE - 17.0%
Dell Computer Corporation* ............................           10,200          278,562
Hewlett-Packard Company ...............................           15,746          244,850
International Business
  Machines Corporation ................................            5,100          399,993
                                                                                 --------
                                                                                  923,405

COMPUTER STORAGE & PERIPHERALS - 6.8%
Lexmark International, Inc.* ..........................            2,400          160,680
Maxtor Corporation* ...................................           31,567          177,722
Network Appliance, Inc.* ..............................            2,900           32,451
                                                                                 --------
                                                                                  370,853

DATA PROCESSING SERVICES - 13.1%
Bisys Group, Inc.* ....................................            3,600           58,752
Checkfree Corporation* ................................            5,300          119,144
Concord EFS, Inc.* ....................................            8,100           76,140
First Data Corporation ................................           10,000          370,100
Sabre Holdings Corporation* ...........................            5,700           90,687
                                                                                 --------
                                                                                  714,823

DIVERSIFIED COMMERCIAL SERVICES - 3.8%
Cendant Corporation* ..................................           16,100          204,470

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%
Ingram Micro, Inc.* ...................................            5,400           59,562

INTERNET SOFTWARE & SERVICES - 1.8%
Verisign, Inc.* .......................................           11,400           99,636

IT CONSULTING & SERVICES - 4.6%
Accenture, Ltd.* ......................................            7,000          108,500
Computer Sciences Corporation* ........................            2,500           81,375
Sungard Data Systems, Inc.* ...........................            2,900           61,770
                                                                                 --------
                                                                                  251,645

MOVIES & ENTERTAINMENT - 2.3%
AOL Time Warner, Inc.* ................................           11,700          127,062

NETWORKING EQUIPMENT - 6.8%
Brocade Communications
  Systems, Inc.* ......................................            8,400           40,992
Cisco Systems, Inc.* ..................................           21,400          276,060
Emulex Corporation* ...................................            2,800           53,620
                                                                                 --------
                                                                                  370,672

                                                               PRINCIPAL
                                                               AMOUNT OR
                                                                 NUMBER          MARKET
COMMON STOCKS (CONTINUED)                                      OF SHARES         VALUE
-----------------------------------------------------------------------------------------
SEMICONDUCTORS - 9.2%
Agere Systems, Inc.* ..................................            7,200       $   11,520
Agere Systems, Inc. (Cl. B)* ..........................           11,400           17,100
Fairchild Semiconductor
  International, Inc.* ................................            6,600           69,036
Genesis Microchip, Inc.* ..............................            4,900           61,152
Intel Corporation .....................................           15,300          249,084
Intersil Corporation* .................................            6,000           93,360
                                                                               ----------
                                                                                  501,252

SYSTEMS SOFTWARE - 13.2%
Microsoft Corporation .................................           22,600          547,146
Red Hat, Inc.* ........................................           24,200          131,406
Veritas Software Corporation* .........................            2,200           38,676
                                                                               ----------
                                                                                  717,228

TELECOMMUNICATIONS EQUIPMENT - 4.0%
Lucent Technologies, Inc.* ............................           24,200           35,574
Qualcomm, Inc. ........................................            1,600           57,696
Utstarcom, Inc.* ......................................            6,300          125,937
                                                                               ----------
                                                                                  219,207
                                                                               ----------
  Total common stocks - 86.5%  .........................................        4,713,659

FOREIGN STOCKS
--------------
FINLAND - 4.2%
Nokia OYJ, ADR ........................................           16,500          231,165

FRANCE - 1.5%
Alcatel S.A., ADR .....................................           12,000           82,680
                                                                               ----------
  Total foreign stocks - 5.7% ..........................................          313,845

MONEY MARKET MUTUAL FUND - 22.7%
--------------------------------
State Street Navigator Securities
  Lending Prime Portfolio(1) ..........................       $1,233,675        1,233,675

REPURCHASE AGREEMENT - 8.9%
---------------------------
State Street, 0.25%, 04-01-03
  (Collateralized by FNMA,
  6.625%, 11-15-10, with
  a value of $499,633) ................................         $484,331          484,331
                                                                               ----------
  Total investments - 123.8% ...........................................        6,745,510
  Liabilities, less cash & other assets - (23.8%) ......................       (1,298,668)
                                                                               ----------
  Total net assets - 100.0% ............................................       $5,446,842
                                                                               ==========

The identified cost of investments owned at March 31, 2003 was the same for federal income tax and financial statement purposes.

* Non-income producing security

ADR (American Depositary Receipt)

(1) Securities purchased with cash proceeds from securities loans.

--------------------------------------------------------------------------------
                           28  SEE ACCOMPANYING NOTES.

- SCHEDULE OF INVESTMENTS

MARCH 31, 2003
(UNAUDITED)

SECURITY MID CAP GROWTH FUND

                                                                 NUMBER           MARKET
COMMON STOCKS (CONTINUED)                                      OF SHARES          VALUE
-----------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.2%
Aeroflex, Inc.* .......................................          180,000       $1,018,800
Integrated Defense
  Technologies, Inc.* .................................           24,000          340,800
                                                                               ----------
                                                                                1,359,600

APPLICATION SOFTWARE - 4.4%
Epiq Systems, Inc.* ...................................           57,100        1,096,320
Hyperion Solutions Corporation*(2) ....................          110,600        2,682,050
Intelidata Technologies
  Corporation PIPE*(1) ................................          345,000          476,100
Tibco Software, Inc.* .................................          164,100          689,220
                                                                               ----------
                                                                                4,943,690

BANKS - 2.2%
Boston Private Financial
  Holdings, Inc. ......................................           65,000          972,400
Northern Trust Corporation ............................           49,000        1,492,050
                                                                               ----------
                                                                                2,464,450

BIOTECHNOLOGY - 5.3%
Alexion Pharmaceuticals, Inc.* ........................           80,000          972,800
Cell Genesys, Inc.* ...................................           54,000          399,060
Enzon Pharmaceuticals, Inc.* ..........................           60,000          681,000
Genvec, Inc.* .........................................          330,000          432,300
Novavax, Inc.* ........................................          126,000          510,300
Sciclone Pharmaceuticals, Inc.* .......................          339,367        2,026,021
Strategic Diagnostics, Inc.* ..........................          206,300          948,980
                                                                               ----------
                                                                                5,970,461

BROADCASTING & CABLE TV - 2.5%
Cinar Corporation (Cl. B)* ............................          349,600        1,048,800
Salem Communications
  Corporation* ........................................          110,000        1,793,000
                                                                               ----------
                                                                                2,841,800

CONSTRUCTION & ENGINEERING - 2.2%
Shaw Group, Inc.* .....................................          253,700        2,549,685

DIVERSIFIED COMMERCIAL SERVICES - 1.3%
Devry, Inc.* ..........................................           60,000        1,120,200
Navigant Consulting, Inc.* ............................           64,800          343,440
                                                                               ----------
                                                                                1,463,640

DIVERSIFIED FINANCIAL SERVICES - 1.3%
Euronet Worldwide, Inc.* ..............................           28,000          224,000
Waddell & Reed Financial, Inc. ........................           70,000        1,229,900
                                                                               ----------
                                                                                1,453,900

ELECTRIC UTILTITIES - 1.5%
KFX, Inc. PIPE*(1) ....................................          720,000        1,713,600

ELECTRICAL COMPONENTS & EQUIPMENT - 3.5%
Energy Conversion Devices, Inc.* ......................          111,000       $  942,390
Power-One, Inc.* ......................................          409,000        1,799,600
Wilson Greatbatch
  Technologies, Inc.* .................................           43,300        1,211,967
                                                                               ----------
                                                                                3,953,957

ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.4%
Identix, Inc.* ........................................          240,000        1,080,000
Maxwell Technologies, Inc.* ...........................          257,000        1,603,680
                                                                               ----------
                                                                                2,683,680

HEALTH CARE DISTRIBUTORS & SERVICES - 3.2%
Hooper Holmes, Inc. ...................................          528,600        2,643,000
NDCHealth Corporation .................................           59,400          996,138
                                                                               ----------
                                                                                3,639,138

HEALTH CARE EQUIPMENT - 2.3%
Bioject Medical Technologies, Inc.* ...................          300,000        1,140,000
Closure Medical Corporation* ..........................           70,000          905,800
Micro Therapeutics, Inc.* .............................          204,000          510,000
                                                                               ----------
                                                                                2,555,800

HEALTH CARE FACILITIES - 1.9%
Amsurg Corporation* ...................................           41,000        1,033,200
U.S. Physical Therapy, Inc.* ..........................           97,000        1,078,640
                                                                               ----------
                                                                                2,111,840

INDUSTRIAL MACHINERY - 2.4%
Flowserve Corporation* ................................          144,000        1,677,600
Quixote Corporation ...................................           35,700          564,060
Tennant Company .......................................           17,100          538,650
                                                                               ----------
                                                                                2,780,310

INSURANCE BROKERS - 0.9%
Arthur J. Gallagher & Company .........................           40,550          995,502

INTEGRATED TELECOMMUNICATION SERVICES - 0.9%
Intrado, Inc.* ........................................          134,000        1,058,600

INTERNET SOFTWARE & SERVICES - 2.3%
@Road, Inc.* ..........................................          380,000        2,568,800

IT CONSULTING & SERVICES - 9.0%
Acxiom Corporation* ...................................          404,000        6,799,320
Computer Sciences Corporation* ........................           60,000        1,953,000
Keane, Inc.* ..........................................          182,000        1,488,760
                                                                               ----------
                                                                               10,241,080

LEISURE PRODUCTS - 4.3%
Mattel, Inc. ..........................................          215,000        4,837,500

MULTI-UTILITIES - 0.8%
Williams Companies, Inc. ..............................          190,000          870,200

--------------------------------------------------------------------------------
                           29  SEE ACCOMPANYING NOTES.

- SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2003
(UNAUDITED)

SECURITY MID CAP GROWTH FUND (CONTINUED)

                                                                 NUMBER          MARKET
COMMON STOCKS (CONTINUED)                                      OF SHARES         VALUE
-----------------------------------------------------------------------------------------
NETWORKING EQUIPMENT - 4.6%
Adaptec, Inc.* ........................................          430,000       $2,592,900
Extreme Networks, Inc.* ...............................          160,000          692,800
Finisar Corporation* ..................................          500,000          390,000
Packeteer, Inc.* ......................................          156,000        1,528,800
                                                                               ----------
                                                                                5,204,500

OIL & GAS DRILLING - 5.6%
Ensco International, Inc. .............................           82,300        2,099,473
National-Oilwell, Inc.* ...............................          136,000        3,045,040
Rowan Companies, Inc. .................................           60,000        1,179,600
                                                                               ----------
                                                                                6,324,113

OIL & GAS EQUIPMENT & SERVICES - 1.8%
Cooper Cameron Corporation* ...........................           42,000        2,079,420

OIL & GAS EXPLORATION & PRODUCTION - 4.2%
Evergreen Resources, Inc.* ............................           81,000        3,670,110
Ocean Energy, Inc. ....................................           55,000        1,100,000
                                                                               ----------
                                                                                4,770,110

OIL & GAS REFINING & MARKETING - 1.1%
Western Gas Resources, Inc. ...........................           40,000        1,302,000

PACKAGED FOODS - 0.4%
Monterey Pasta Company* ...............................          156,000          468,000

PHARMACEUTICALS - 3.9%
Esperion Therapeutics, Inc.* ..........................          208,000        2,069,600
Ligand Pharmaceuticals,
  Inc. (Cl.B)* ........................................          368,800        2,393,512
                                                                               ----------
                                                                                4,463,112

PROPERTY & CASUALTY INSURANCE - 0.0%
Proassurance Corporation* .............................              300            7,056

PUBLISHING & PRINTING - 2.9%
E.W. Scripps Company(2) ...............................           43,000        3,256,820

SEMICONDUCTORS - 5.4%
Hi/Fn, Inc.* ..........................................          140,000          666,400
Ixys Corporation* .....................................          285,600        1,510,824
LSI Logic Corporation* ................................          260,000        1,175,200
Microsemi Corporation* ................................          160,000        1,752,000
Monolithic System
  Technology, Inc.* ...................................          146,800        1,033,472
                                                                               ----------
                                                                                6,137,896

SPECIALTY CHEMICALS - 0.5%
Rentech, Inc.* ........................................        1,139,300          592,436

SPECIALTY STORES - 1.4%
Cost Plus, Inc.* ......................................           62,250        1,638,420

SYSTEMS SOFTWARE - 1.7%
Precis, Inc.* .........................................           82,000          266,500
Symantec Corporation* .................................           43,000        1,684,740
                                                                               ----------
                                                                                1,951,240

                                                               PRINCIPAL
                                                               AMOUNT OR
                                                                 NUMBER         MARKET
COMMON STOCKS (CONTINUED)                                      OF SHARES        VALUE
-----------------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 5.7%
ADC Telecommunications, Inc.* .........................          450,000     $    927,000
Arris Group, Inc.* ....................................          440,000        1,628,000
Ciena Corporation* ....................................          280,000        1,223,600
EFJ, Inc.* ............................................          255,650          460,170
Harris Corporation ....................................           53,700        1,491,249
Symmetricom, Inc.* ....................................           44,900          170,171
Terayon Communication
  Systems, Inc.* ......................................          361,000          617,310
                                                                             ------------
                                                                                6,517,500

TRADING COMPANIES & DISTRIBUTORS - 1.8%
MSC Industrial Direct
  Company, Inc.* ......................................          130,000        2,078,700

UNIT INVESTMENT TRUST - 1.4%
S&P MidCap 400/BARRA
  Growth Index Fund (Cl. I) ...........................           18,000        1,602,000
                                                                             ------------
  Total common stocks - 98.2%...........................................      111,450,556

WARRANTS
--------
Bioject Medical Technology ............................            5,625            7,927
Hollis Eden Pharmaceuticals ...........................           70,176          130,880
Intelidata Technologies, Inc. .........................          172,500           33,577
KFX, Inc. .............................................          144,000          134,401
                                                                             ------------
  Total warrants - 0.3% ................................................          306,785

CONVERTIBLE BOND - 0.9%
-----------------------
PHARMACEUTICALS
Hollis Eden Pharmaceuticals,
  7.50% - 2006 ........................................       $1,000,000        1,029,833

REPURCHASE AGREEMENT - 0.3%
---------------------------
United Missouri Bank, 1.00%, 04-01-03
  (Collateralized by FHLMC, 04-23-03
  with a value of $420,687) ...........................         $412,000          412,000
                                                                             ------------
  Total investments - 99.7%                                                   113,199,174
  Cash & other assets, less liabilities - 0.3% .........................          325,320
                                                                             ------------
  Total net assets - 100.0% ............................................     $113,524,494
                                                                             ============

The identified cost of investments owned at March 31, 2003 was the same for federal income tax and financial statement purposes.

* Non-income producing security

(1) PIPE-Private Investment in Public Equity - is the term used for stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration in a secondary public offering.

(2) Security is segregated as collateral for futures, forward contracts or options.

--------------------------------------------------------------------------------
                           30  SEE ACCOMPANYING NOTES.

- SCHEDULE OF INVESTMENTS

MARCH 31, 2003
(UNAUDITED)

SECURITY LARGE CAP VALUE FUND

                                                               PRINCIPAL
                                                               AMOUNT OR
                                                                 NUMBER           MARKET
CORPORATE BONDS                                                OF SHARES          VALUE
-----------------------------------------------------------------------------------------
HEALTH CARE - 0.0%
Alderwoods Group, Inc.:
  11.00% - 2007 .......................................           $6,900       $    6,935
  12.25% - 2009 .......................................          $10,200            9,231
Multicare Companies, Inc.,
  9.00% - 2007* .......................................         $200,000               --
                                                                               ----------
                                                                                   16,166

ENERGY-REFINING - 0.4%
Crown Central Petroleum,
  10.875% - 2005 ......................................         $200,000          138,000

SERVICES - 0.0%
American Eco Corporation,
  9.625% - 2008* ......................................         $125,000               12
                                                                               ----------
  Total corporate bonds - 0.4% .........................................          154,178

COMMON STOCKS

AEROSPACE & DEFENSE - 3.8%
Boeing Company ........................................           10,900          273,154
Rockwell Collins, Inc. ................................           11,800          216,766
United Technologies Corporation .......................           17,600        1,016,928
                                                                               ----------
                                                                                1,506,848

AIR FREIGHT & COURIERS - 2.0%
FedEx Corporation .....................................           14,200          781,994

ALUMINUM - 0.9%
Alcoa, Inc. ...........................................           18,000          348,840

AUTOMOBILE MANUFACTURERS - 1.2%
Nissan Motor Company, Ltd. ............................           35,500          472,505

BANKS - 4.8%
Bank Of America Corporation ...........................            6,200          414,408
FleetBoston Financial Corporation .....................           23,700          565,956
U.S. Bancorp ..........................................           25,900          491,582
Wachovia Corporation ..................................           12,000          408,840
                                                                               ----------
                                                                                1,880,786

BROADCASTING & CABLE TV - 1.7%
Liberty Media Corporation* ............................           68,800          669,424

COMPUTER & ELECTRONICS RETAIL - 0.6%
RadioShack Corporation ................................            9,800          218,442

COMPUTER HARDWARE - 1.3%
International Business
  Machines Corporation ................................            6,500          509,795

CONSUMER ELECTRONICS - 2.1%
Koninklijke (Royal) Philips
  Electronics N.V. ADR ................................           30,800          480,172
Sony Corporation ADR ..................................            9,800          344,274
                                                                               ----------
                                                                                  824,446

DEPARTMENT STORES - 1.5%
Federated Department Stores, Inc.* ....................           21,000          588,420

                                                                 NUMBER          MARKET
COMMON STOCKS (CONTINUED)                                      OF SHARES         VALUE
-----------------------------------------------------------------------------------------
DISTRIBUTORS - 0.5%
Genuine Parts Company .................................            7,000       $  213,570

DIVERSIFIED FINANCIAL SERVICES - 12.7%
American Express Company ..............................           14,700          488,481
Bear Stearns Companies, Inc. ..........................            6,500          426,400
CIT Group, Inc. .......................................            3,500           59,010
Citigroup, Inc. .......................................           49,766        1,714,439
Fannie Mae ............................................            7,900          516,265
Goldman Sachs Group, Inc. .............................            4,400          299,552
Lehman Brothers Holdings, Inc. ........................            7,400          427,350
Morgan Stanley Dean Witter
  & Company ...........................................           18,300          701,805
Principal Financial Group .............................           14,300          388,102
                                                                               ----------
                                                                                5,021,404

ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
Emerson Electric Company ..............................           10,500          476,175

FOOD RETAIL - 0.8%
Kroger Company* .......................................           23,500          309,025

HEALTH CARE EQUIPMENT - 3.6%
C.R. Bard, Inc. .......................................           11,100          699,966
Becton, Dickinson & Company ...........................           12,500          430,500
Guidant Corporation ...................................            8,400          304,080
                                                                               ----------
                                                                                1,434,546

HEALTH CARE FACILITIES - 0.0%
Alderwoods Group, Inc.* ...............................            1,133            3,964
Genesis Health Ventures, Inc. .........................              518            7,698
                                                                               ----------
                                                                                   11,662

HOUSEHOLD APPLIANCES - 0.5%
Black & Decker Corporation ............................            5,300          184,758

HOUSEHOLD PRODUCTS - 0.5%
Kimberly-Clark Corporation ............................            4,300          195,478

INDUSTRIAL COMGLOMERATES - 0.5%
General Electric Company ..............................            8,000          204,000

INDUSTRIAL GASES - 3.0%
Air Products & Chemicals, Inc. ........................            9,200          381,156
Praxair, Inc. .........................................           14,100          794,535
                                                                               ----------
                                                                                1,175,691

INDUSTRIAL MACHINERY - 1.1%
Eaton Corporation .....................................            6,000          419,700

INTEGRATED OIL & GAS - 8.4%
BP plc ADR ............................................           14,500          559,555
Conoco, Inc. ..........................................            9,486          508,450
Exxon Mobil Corporation ...............................           46,600        1,628,670
Royal Dutch Petroleum Company .........................           15,100          615,325
                                                                               ----------
                                                                                3,312,000

--------------------------------------------------------------------------------
                           31  SEE ACCOMPANYING NOTES.

- SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2003
(UNAUDITED)

SECURITY LARGE CAP VALUE FUND (CONTINUED)

                                                                 NUMBER           MARKET
COMMON STOCKS (CONTINUED)                                      OF SHARES          VALUE
-----------------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES - 2.8%
BellSouth Corporation .................................           16,000          346,720
Verizon Communications, Inc. ..........................           21,300          752,955
                                                                                ---------
                                                                                1,099,675

LIFE & HEALTH INSURANCE - 1.4%
John Hancock Financial
  Services, Inc. ......................................            7,200          200,016
Lincoln National Corporation ..........................           12,400          347,200
                                                                                ---------
                                                                                  547,216

MANAGED HEALTH CARE - 0.6%
Aetna, Inc. ...........................................            4,800          236,640

MOVIES & ENTERTAINMENT - 3.6%
News Corporation, Ltd. ADR ............................           36,000          770,040
Viacom, Inc. (Cl. B)* .................................            8,400          306,768
Walt Disney Company ...................................           19,300          328,486
                                                                                ---------
                                                                                1,405,294

MULTI-LINE INSURANCE - 3.2%
American International Group, Inc. ....................           19,000          939,550
Loews Corporation .....................................            8,500          338,640
                                                                                ---------
                                                                                1,278,190

OFFICE ELECTRONICS - 1.0%
Xerox Corporation* ....................................           45,300          394,110

OFFICE SERVICES & SUPPLIES - 1.1%
Pitney Bowes, Inc. ....................................           13,900          443,688

OIL & GAS EXPLORATION & PRODUCTION - 1.4%
Encana Corporation ....................................           16,976          549,343

PACKAGED FOODS - 2.5%
ConAgra Foods, Inc. ...................................            8,400          168,672
Del Monte Foods Company* ..............................            5,716           42,641
H. J. Heinz Company ...................................           12,800          373,760
Nestle SA .............................................            8,000          395,866
                                                                                ---------
                                                                                  980,939

PAPER PRODUCTS - 1.7%
International Paper Company ...........................           19,800          669,240

PHARMACEUTICALS - 5.8%
Merck & Company, Inc. .................................            7,600          416,328
Mylan Laboratories, Inc. ..............................            9,750          280,312
Pfizer, Inc. ..........................................           20,500          638,780
Pharmacia Corporation .................................           13,400          580,220
Schering-Plough Corporation ...........................           20,400          363,732
                                                                                ---------
                                                                                2,279,372

                                                               PRINCIPAL
                                                               AMOUNT OR
                                                                 NUMBER          MARKET
COMMON STOCKS (CONTINUED)                                      OF SHARES         VALUE
------------------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE - 3.3%
Allstate Corporation ..................................           22,100      $   733,057
Chubb Corporation .....................................            3,900          172,848
Travelers Property Casualty
  Corporation .........................................           26,500          373,385
                                                                              -----------
                                                                                1,279,290

PUBLISHING & PRINTING - 3.2%
Gannett Company, Inc ..................................            9,200          647,956
Knight-Ridder, Inc. ...................................           10,500          614,250
                                                                              -----------
                                                                                1,262,206

RAILROADS - 1.1%
Union Pacific Corporation .............................            8,100          445,500

RESTAURANTS - 1.1%
McDonald's Corporation ................................           30,900          446,814

SEMICONDUCTORS - 1.2%
Intel Corporation .....................................           29,500          480,260

SPECIALTY STORES - 0.5%
Office Depot, Inc.* ...................................           16,700          197,561

SYSTEMS SOFTWARE - 2.5%
Microsoft Corporation .................................           40,600          982,926

TELECOMMUNICATIONS EQUIPMENT - 2.5%
Motorola, Inc. ........................................           48,700          402,262
Nokia Oyj ADR .........................................           42,400          594,024
                                                                              -----------
                                                                                  996,286

TOBACCO - 0.8%
Altria Group, Inc. ....................................           10,000          299,600
                                                                              -----------
  Total common stocks - 94.0%  .........................................       37,033,660

U.S. GOVERNMENT & AGENCIES - 5.5%
---------------------------------
Federal Farm Credit Bank,
  1.28%, 04-01-03 .....................................       $2,188,000        2,188,000
                                                                              -----------
  Total investments - 99.9%  ...........................................       39,375,837
  Cash & other assets, less liabilities - 0.1% .........................           24,700
                                                                              -----------
  Total net assets - 100.0% ............................................      $39,400,537
                                                                              ===========

The identified cost of investments owned at March 31, 2003 was the same for federal income tax and financial statement purposes.

* Non-income producing security

ADR (American Depositary Receipt)

--------------------------------------------------------------------------------
                           32  SEE ACCOMPANYING NOTES.

- STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                    SECURITY EQUITY FUND
                                                                                       -------------------------------------------
                                                                      SECURITY                                            SOCIAL
MARCH 31, 2003                                                       LARGE CAP         EQUITY            GLOBAL         AWARENESS
(UNAUDITED)                                                          VALUE FUND        SERIES            SERIES           SERIES
ASSETS
Investments, at value(1) .......................................    $39,375,837     $481,592,698      $57,313,626      $14,580,548
Cash ...........................................................            514        3,606,177               --            1,183
Cash denominated in a foreign currency, at value(2) ............             --               --          184,365               --
Receivables:
  Fund shares sold .............................................             --               25            6,220               --
  Securities sold ..............................................             --               --          469,613           16,453
  Interest .....................................................          3,826               --               --               --
  Dividends ....................................................         82,020          443,912           96,665           11,030
Foreign taxes recoverable ......................................             --               --           15,335               --
Prepaid expenses ...............................................         24,615           43,933           28,324           26,770
                                                                    -----------     ------------      -----------      -----------
    Total assets ...............................................     39,486,812      485,686,745       58,114,148       14,635,984
                                                                    -----------     ------------      -----------      -----------

LIABILITIES
Unrealized depreciation on forward foreign exchange contracts ..    $        --     $         --      $   131,821      $        --
Cash overdraft .................................................             --               --          543,659               --
Payable for:
  Securities loaned ............................................             --               --        5,548,070               --
  Securities purchased .........................................             --        2,846,859          475,248           40,345
  Fund shares redeemed .........................................         22,763           43,552           21,356               --
  Variation margin .............................................             --          238,500               --               --
  Management fees ..............................................         25,347          307,821           44,099           12,346
  Custodian fees ...............................................          1,460            3,043           13,402              561
  Transfer and administration fees .............................          9,538           93,825           28,773            5,232
  Professional fees ............................................            998           27,417            1,758            3,158
  12b-1 distribution plan fees .................................         16,088          148,835           26,486            8,903
  Other ........................................................         10,081           75,118            8,711            3,688
                                                                    -----------     ------------      -----------      -----------
    Total liabilities ..........................................         86,275        3,784,970        6,843,383           74,233
                                                                    -----------     ------------      -----------      -----------
NET ASSETS .....................................................    $39,400,537     $481,901,775      $51,270,765      $14,561,751
                                                                    ===========     ============      ===========      ===========

NET ASSETS CONSIST OF:
Paid in capital ................................................    $65,767,937     $507,326,743      $82,425,912      $20,179,932
Accumulated undistributed net investment income (loss) .........        157,665          411,966         (346,162)         (91,943)
Accumulated undistributed net realized gain (loss) on sale of
  investments, futures and foreign currency transactions .......    (19,636,150)     (38,702,634)     (17,475,390)      (1,728,388)
Net unrealized appreciation (depreciation) in value of
  investments, futures and translation of assets
  and liabilities in foreign currency ..........................     (6,888,915)      12,865,700      (13,333,595)      (3,797,850)
                                                                    -----------     ------------      -----------      -----------
Total net assets ...............................................    $39,400,537     $481,901,775      $51,270,765      $14,561,751
                                                                    ===========     ============      ===========      ===========

CLASS "A" SHARES
Capital shares outstanding .....................................      7,552,792       78,334,202        3,889,511          494,085
Net assets .....................................................    $32,425,661     $410,977,120      $34,445,104      $ 7,608,939
Net asset value per share ......................................          $4.29            $5.25            $8.86           $15.40
                                                                    ===========     ============      ===========      ===========
Offering price per share (net asset value divided by 94.25%) ...          $4.55            $5.57            $9.40           $16.34
                                                                    ===========     ============      ===========      ===========

CLASS "B" SHARES
Capital shares outstanding .....................................      1,301,300       13,686,300        1,566,807          392,886
Net assets .....................................................    $ 5,347,502     $ 65,230,265      $13,014,917      $ 5,662,636
Net asset value per share ......................................          $4.11            $4.77            $8.31           $14.41
                                                                    ===========     ============      ===========      ===========

CLASS "C" SHARES
Capital shares outstanding .....................................        389,071        1,135,499          448,501           87,506
Net assets .....................................................    $ 1,627,374     $  5,694,390      $ 3,810,744      $ 1,290,176
Net asset value per share ......................................          $4.18            $5.01            $8.50           $14.74
                                                                    ===========     ============      ===========      ===========

(1) Investments, at cost .......................................    $46,264,752     $468,997,748      $70,517,066      $18,378,398
(2) Cash denominated in a foreign currency, at cost ............    $        --     $         --      $   181,909      $        --

--------------------------------------------------------------------------------
                           33  SEE ACCOMPANYING NOTES.

- STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                                                                                         SECURITY EQUITY FUND
                                                                   ----------------------------------------------------------------
                                                                     MID CAP          SMALL CAP        ENHANCED
MARCH 31, 2003                                                        VALUE             GROWTH          INDEX         INTERNATIONAL
(UNAUDITED)                                                           SERIES            SERIES          SERIES            SERIES
ASSETS
Investments, at value(1) .......................................   $129,181,418      $15,210,791      $11,889,407      $ 7,967,556
Cash ...........................................................          2,568              858              303              231
Cash denominated in a foreign currency, at value(2) ............             --               --               --           10,496
Receivables:
  Fund shares sold .............................................        253,541           12,594               94               --
  Securities sold ..............................................             --          206,536           19,752               --
  Interest .....................................................         47,416               --               --               --
  Dividends ....................................................         58,460              368           15,657           27,834
Security Management Company ....................................             --            6,084               --               --
Foreign taxes recoverable ......................................             --               --               --            3,013
Prepaid expenses ...............................................         41,197           19,245           22,300           27,789
                                                                   ------------      -----------      -----------      -----------
    Total assets ...............................................    129,584,600       15,456,476       11,947,513        8,036,919
                                                                   ------------      -----------      -----------      -----------

LIABILITIES
Security Management Company ....................................   $         --      $        --      $        --      $    22,023
Payable for:
  Securities loaned ............................................             --               --               --        1,302,189
  Securities purchased .........................................        329,127          289,427
  Fund shares redeemed .........................................         41,189            6,913               --               --
  Written options, at value ....................................        122,425               --               --               --
  Variation margin .............................................             --               --            7,155               --
  Management fees ..............................................        105,394           12,400            7,502            6,361
  Custodian fees ...............................................          2,200            2,900            3,979               --
  Transfer and administration fees .............................         36,015           12,739            3,348            9,701
  Professional fees ............................................          6,863            3,107            3,196            4,594
  12b-1 distribution plan fees .................................         75,953            8,930          124,217           59,982
  Other ........................................................          5,788            4,660            8,518              845
                                                                   ------------      -----------      -----------      -----------
    Total liabilities ..........................................        724,954          341,076          157,915        1,405,695
                                                                   ------------      -----------      -----------      -----------
NET ASSETS .....................................................   $128,859,646      $15,115,400      $11,789,598      $ 6,631,224
                                                                   ============      ===========      ===========      ===========

NET ASSETS CONSIST OF:
Paid in capital ................................................   $138,740,335      $31,093,990      $20,678,996      $11,378,390
Accumulated undistributed net investment income (loss) .........       (379,370)        (174,221)         (35,706)         (33,534)
Accumulated undistributed net realized gain (loss) on sale of
  investments, futures and foreign currency transactions .......     (5,185,468)     (16,084,521)      (6,986,295)      (3,554,610)
Net unrealized appreciation (depreciation) in value of
  investments, futures and translation of assets
  and liabilities in foreign currency ..........................     (4,315,851)         280,152       (1,867,397)      (1,159,022)
                                                                   ------------      -----------      -----------      -----------
Total net assets ...............................................   $128,859,646      $15,115,400      $11,789,598      $ 6,631,224
                                                                   ============      ===========      ===========      ===========

CLASS "A" SHARES
Capital shares outstanding .....................................      4,017,615        1,068,411          820,896          638,151
Net assets .....................................................   $ 71,927,728      $ 8,403,389      $ 5,377,857      $ 3,244,766
Net asset value per share ......................................         $17.90            $7.87            $6.55            $5.08
                                                                   ============      ===========      ===========      ===========
Offering price per share (net asset value divided by 94.25%) ...         $18.99            $8.35            $6.95            $5.39
                                                                   ============      ===========      ===========      ===========

CLASS "B" SHARES
Capital shares outstanding .....................................      2,185,860          591,795          674,173          328,512
Net assets .....................................................   $ 36,894,680      $ 4,395,483      $ 4,265,844      $ 1,622,366
Net asset value per share ......................................         $16.88            $7.43            $6.33            $4.94
                                                                   ============      ===========      ===========      ===========

CLASS "C" SHARES
Capital shares outstanding .....................................      1,167,759          306,132          338,212          355,742
Net assets .....................................................   $ 20,037,238      $ 2,316,528      $ 2,145,897      $ 1,764,092
Net asset value per share ......................................         $17.16            $7.57            $6.34            $4.96
                                                                   ============      ===========      ===========      ===========

(1) Investments, at cost .......................................   $133,670,410      $14,930,639      $13,765,216      $ 9,127,374
(2) Cash denominated in a foreign currency, at cost ............   $         --      $        --      $        --      $    10,459

--------------------------------------------------------------------------------
                           34  SEE ACCOMPANYING NOTES.

- STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                                                                                 SECURITY EQUITY FUND
                                                                   ----------------------------------------------
                                                                                      LARGE CAP                         SECURITY
MARCH 31, 2003                                                     SELECT 25(R)        GROWTH          TECHNOLOGY        MID CAP
(UNAUDITED)                                                           SERIES           SERIES           SERIES         GROWTH FUND
ASSETS
Investments, at value(1) .......................................    $23,920,284      $17,330,674      $ 6,745,510     $113,199,174
Cash ...........................................................          1,056              353              460            1,236
Receivables:
  Fund shares sold .............................................         26,724               --               --           64,749
  Securities sold ..............................................             --           21,938               --        2,333,478
  Interest .....................................................             --               --               --            7,568
  Dividends ....................................................         14,875           14,649            5,015           15,748
Prepaid expenses ...............................................         28,118           11,592           17,255           33,918
                                                                    -----------      -----------      -----------     ------------
    Total assets ...............................................     23,991,057       17,379,206        6,768,240      115,655,871
                                                                    -----------      -----------      -----------     ------------

LIABILITIES
Payable for:
  Securities loaned ............................................    $        --      $ 2,555,562      $ 1,233,675     $         --
  Securities purchased .........................................                          45,942           44,562        1,836,723
  Fund shares redeemed .........................................          2,745               --               --           51,399
  Written options, at value ....................................             --               --               --           46,450
  Management fees ..............................................         15,106           12,295            4,419           71,956
  Custodian fees ...............................................            600              802            1,923            1,806
  Transfer and administration fees .............................          7,552            3,743            7,305           37,537
  Professional fees ............................................          3,085            3,087            3,290            5,697
  12b-1 distribution plan fees .................................         13,076           39,594           25,427           57,802
  Other ........................................................          3,095              498              797           22,007
                                                                    -----------      -----------      -----------     ------------
    Total liabilities ..........................................         45,259        2,661,523        1,321,398        2,131,377
                                                                    -----------      -----------      -----------     ------------
NET ASSETS .....................................................    $23,945,798      $14,717,683      $ 5,446,842     $113,524,494
                                                                    ===========      ===========      ===========     ============

NET ASSETS CONSIST OF:
Paid in capital ................................................    $39,635,856      $20,252,120      $14,540,808     $128,242,259
Accumulated undistributed net investment income (loss) .........       (135,990)         (62,345)         (61,288)        (803,781)
Accumulated undistributed net realized gain (loss) on sale of
  investments, futures and foreign currency transactions .......    (11,083,656)      (3,180,711)      (8,508,142)       1,319,174
Net unrealized appreciation (depreciation) in value of
  investments, futures and translation of assets
  and liabilities in foreign currency ..........................     (4,470,412)      (2,291,381)        (524,536)     (15,233,158)
                                                                    -----------      -----------      -----------     ------------
    Total net assets ...........................................    $23,945,798      $14,717,683      $ 5,446,842     $113,524,494
                                                                    ===========      ===========      ===========     ============

CLASS "A" SHARES
Capital shares outstanding .....................................      1,704,695        2,071,668          928,036       11,808,176
Net assets .....................................................    $11,164,797      $10,143,736      $ 2,708,828     $ 90,912,780
Net asset value per share ......................................          $6.55            $4.90            $2.92            $7.70
                                                                    ===========      ===========      ===========     ============
Offering price per share (net asset value divided by 94.25%) ...          $6.95            $5.20            $3.10            $8.17
                                                                    ===========      ===========      ===========     ============

CLASS "B" SHARES
Capital shares outstanding .....................................      1,236,690          379,728          429,728        2,332,031
Net assets .....................................................    $ 7,863,552      $ 1,812,606      $ 1,202,777     $ 15,912,669
Net asset value per share ......................................          $6.36            $4.77            $2.80            $6.82
                                                                    ===========      ===========      ===========     ============

CLASS "C" SHARES
Capital shares outstanding .....................................        771,038          576,007          548,519          908,519
Net assets .....................................................    $ 4,917,449      $ 2,761,341      $ 1,535,237     $  6,699,045
Net asset value per share ......................................          $6.38            $4.79            $2.80            $7.37
                                                                    ===========      ===========      ===========     ============

(1) Investments, at cost .......................................    $28,390,696      $19,622,055      $ 7,270,046     $128,453,060

--------------------------------------------------------------------------------
                           35  SEE ACCOMPANYING NOTES.

- STATEMENTS OF OPERATIONS

                                                                                                SECURITY EQUITY FUND
                                                                                      -----------------------------------------
                                                                      SECURITY                                        SOCIAL
FOR THE SIX MONTHS ENDED MARCH 31, 2003                              LARGE CAP        EQUITY          GLOBAL         AWARENESS
(UNAUDITED)                                                          VALUE FUND       SERIES          SERIES           SERIES
INVESTMENT INCOME:
  Dividends ....................................................     $  422,840     $ 3,574,915     $   450,436      $   96,642
  Securities lending ...........................................             --              --           4,777              --
  Interest .....................................................         28,019         293,562             277           2,200
                                                                     ----------     -----------     -----------      ----------
                                                                        450,859       3,868,477         455,490          98,842
  Less: Foreign tax expense ....................................             --              --         (40,673)             --
                                                                     ----------     -----------     -----------      ----------
    Total investment income ....................................        450,859       3,868,477         414,817          98,842

EXPENSES:
  Management fees ..............................................        155,306       1,890,443         318,359          76,701
  Custodian fees ...............................................          4,040           9,644          46,233           1,799
  Transfer/maintenance fees ....................................         35,327         311,468          97,763          25,719
  Administration fees ..........................................         18,637         228,996          51,516           6,903
  Directors' fees ..............................................          9,097           5,343             778             156
  Professional fees ............................................          2,677          15,432           7,011           3,221
  Reports to shareholders ......................................          3,345          43,839           5,431           2,487
  Registration fees ............................................          9,411          22,160          11,769          24,157
  Other expenses ...............................................          6,045          19,600           1,901           2,300
  12b-1 distribution plan fees - Class A .......................         42,673         537,002          54,510           9,786
  12b-1 distribution plan fees - Class B .......................         28,089         344,485              --          31,042
  12b-1 distribution plan fees - Class C .......................          8,295          28,099          20,353           6,514
                                                                     ----------     -----------     -----------      ----------
    Total expenses .............................................        322,942       3,456,511         615,624         190,785
                                                                     ----------     -----------     -----------      ----------
    Net investment income (loss) ...............................        127,917         411,966        (200,807)        (91,943)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
  Investments ..................................................     (3,713,243)    (17,807,106)     (6,741,733)     (1,146,894)
  Futures ......................................................             --      (4,110,727)             --              --
  Foreign currency transactions ................................             --              --         (65,344)             --
                                                                     ----------     -----------     -----------      ----------
    Net realized gain (loss) ...................................     (3,713,243)    (21,917,833)     (6,807,077)     (1,146,894)

Net change in unrealized appreciation (depreciation)
  during the period on:
  Investments ..................................................      3,972,684      36,009,658       3,470,902       1,849,203
  Futures ......................................................             --         270,750              --              --
  Translation of assets and liabilities in foreign currencies ..             --              --        (132,840)             --
                                                                     ----------     -----------     -----------      ----------
  Net unrealized appreciation (depreciation) ...................      3,972,684      36,280,408       3,338,062       1,849,203
                                                                     ----------     -----------     -----------      ----------
    Net gain (loss) ............................................        259,441      14,362,575      (3,469,015)        702,309
                                                                     ----------     -----------     -----------      ----------
      Net increase (decrease) in net assets
        resulting from operations ..............................       $387,358     $14,774,541     $(3,669,822)       $610,366
                                                                     ==========     ===========     ===========      ==========

--------------------------------------------------------------------------------

- STATEMENTS OF OPERATIONS (CONTINUED)

                                                                                       SECURITY EQUITY FUND
                                                                    -------------------------------------------------------------
                                                                      MID CAP         SMALL CAP       ENHANCED
FOR THE SIX MONTHS ENDED MARCH 31, 2003                                VALUE            GROWTH         INDEX       INTERNATIONAL
(UNAUDITED)                                                            SERIES           SERIES         SERIES         SERIES
INVESTMENT INCOME:
  Dividends ....................................................    $   679,748        $ 11,694      $  119,571       $  70,974
  Securities lending ...........................................             --              --              --           2,141
  Interest .....................................................        246,509          12,909           4,685           4,619
                                                                    -----------        --------      ----------       ---------
                                                                        926,257          24,603         124,256          77,734
  Less: Foreign tax expense ....................................             --              --              --          (7,999)
                                                                    -----------        --------      ----------       ---------
    Total investment income ....................................        926,257          24,603         124,256          69,735

EXPENSES:
  Management fees ..............................................        641,834          77,376          52,413          39,544
  Custodian fees ...............................................          6,258          10,750           8,920          19,147
  Transfer/maintenance fees ....................................        145,380          67,586          15,429           6,925
  Administration fees ..........................................         59,458           6,964           6,290          34,792
  Directors' fees ..............................................          1,211             130             185              71
  Professional fees ............................................          8,279           3,171           3,260           3,172
  Reports to shareholders ......................................          9,952           1,885           1,327             413
  Registration fees ............................................         47,043          15,710          16,055          16,149
  Other expenses ...............................................          5,994           3,133           9,392             522
  12b-1 distribution plan fees - Class A .......................         87,204          10,753           7,731           4,347
  12b-1 distribution plan fees - Class B .......................        192,252          22,693          24,967           8,857
  12b-1 distribution plan fees - Class C .......................        100,762          11,671          13,993           9,704
                                                                    -----------        --------      ----------       ---------
    Total expenses .............................................      1,305,627         231,822         159,962         143,643
    Less: Reimbursement of expenses - Class A ..................             --         (17,979)             --         (19,176)
          Reimbursement of expenses - Class B ..................             --          (9,892)             --         (10,138)
          Reimbursement of expenses - Class C ..................             --          (5,127)             --         (11,060)
                                                                    -----------        --------      ----------       ---------
    Net expenses ...............................................      1,305,627         198,824         159,962         103,269
                                                                    -----------        --------      ----------       ---------
    Net investment income (loss) ...............................       (379,370)       (174,221)        (35,706)        (33,534)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
  Investments ..................................................     (4,784,647)       (608,219)     (2,910,082)       (148,733)
  Futures ......................................................             --              --         (42,889)             --
  Options written and purchased ................................        304,874              --              --              --
  Foreign currency transactions ................................             --              --              --           9,030
                                                                    -----------        --------      ----------       ---------
  Net realized gain (loss) .....................................     (4,479,773)       (608,219)     (2,952,971)       (139,703)

Net change in unrealized appreciation (depreciation)
  during the period on:
  Investments ..................................................     11,106,284         723,212       4,005,539        (353,508)
  Futures ......................................................             --              --         116,565              --
  Options written and purchased ................................        673,254              --              --              --
  Translation of assets and liabilities in foreign currencies ..             --              --              --             357
                                                                    -----------        --------      ----------       ---------
  Net unrealized appreciation (depreciation) ...................     11,779,538         723,212       4,122,104        (353,151)
                                                                    -----------        --------      ----------       ---------
    Net gain (loss) ............................................      7,299,765         114,993       1,169,133        (492,854)
                                                                    -----------        --------      ----------       ---------
    Net increase (decrease) in net assets
      resulting from operations ................................    $ 6,920,395        $(59,228)     $1,133,427       $(526,388)
                                                                    ===========        ========      ==========       =========

--------------------------------------------------------------------------------
                           37  SEE ACCOMPANYING NOTES.

- STATEMENTS OF OPERATIONS (CONTINUED)

                                                                                 SECURITY EQUITY FUND
                                                                    -------------------------------------------
                                                                                      LARGE CAP                      SECURITY
FOR THE SIX MONTHS ENDED MARCH 31, 2003                             SELECT 25(R)       GROWTH        TECHNOLOGY       MID CAP
(UNAUDITED)                                                            SERIES          SERIES          SERIES       GROWTH FUND
INVESTMENT INCOME:
  Dividends ....................................................     $  106,021      $   87,436      $    9,931     $   128,106
  Securities lending ...........................................             --             786             938              --
  Interest .....................................................         14,089           1,212             298          27,198
                                                                     ----------      ----------      ----------     -----------
    Total investment income ....................................        120,110          89,434          11,167         155,304

EXPENSES:
  Management fees ..............................................         93,557          73,497          25,314         449,042
  Custodian fees ...............................................          1,701           3,928           4,825           4,873
  Transfer/maintenance fees ....................................         34,563           9,543          10,078         164,951
  Administration fees ..........................................         11,227           6,615          31,816          55,434
  Directors' fees ..............................................            232             135              49           8,080
  Professional fees ............................................          3,190           3,146           3,343           9,961
  Reports to shareholders ......................................          3,021             611             480          11,280
  Registration fees ............................................         26,072          15,785          15,674           9,814
  Other expenses ...............................................          2,226           2,369             808           3,878
  12b-1 distribution plan fees - Class A .......................         14,811          12,449           3,164         118,984
  12b-1 distribution plan fees - Class B .......................         42,491           9,608           5,161          88,674
  12b-1 distribution plan fees - Class C .......................         23,009          14,093           7,499          34,114
                                                                     ----------      ----------      ----------     -----------
    Total expenses .............................................        256,100         151,779         108,211         959,085
    Less: Reimbursement of expenses - Class A ..................             --              --         (17,845)             --
          Reimbursement of expenses - Class B ..................             --              --          (7,281)             --
          Reimbursement of expenses - Class C ..................             --              --         (10,630)             --
                                                                     ----------      ----------      ----------     -----------
    Net expenses ...............................................        256,100         151,779          72,455         959,085
                                                                     ----------      ----------      ----------     -----------
    Net investment income (loss) ...............................       (135,990)        (62,345)        (61,288)       (803,781)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
  Investments ..................................................     (2,461,989)     (1,427,329)       (492,537)      3,485,213
  Options written and purchased ................................             --              --              --         275,565
                                                                     ----------      ----------      ----------     -----------
    Net realized gain (loss) ...................................     (2,461,989)     (1,427,329)       (492,537)      3,760,778

Net change in unrealized appreciation (depreciation)
  during the period on:
  Investments ..................................................      2,642,728       2,399,917       1,462,904       7,021,343
  Options written and purchased ................................             --              --              --         251,661
                                                                     ----------      ----------      ----------     -----------
  Net unrealized appreciation (depreciation) ...................      2,642,728       2,399,917       1,462,904       7,273,004
                                                                     ----------      ----------      ----------     -----------
    Net gain (loss) ............................................        180,739         972,588         970,367      11,033,782
                                                                     ----------      ----------      ----------     -----------
      Net increase (decrease) in net assets
        resulting from operations ..............................     $   44,749      $  910,243      $  909,079     $10,230,001
                                                                     ==========      ==========      ==========     ===========

--------------------------------------------------------------------------------
                           38  SEE ACCOMPANYING NOTES.

- STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  SECURITY EQUITY FUND
                                                                                        --------------------------------------------
                                                                      SECURITY                                             SOCIAL
FOR THE SIX MONTHS ENDED MARCH 31, 2003                              LARGE CAP          EQUITY            GLOBAL         AWARENESS
(UNAUDITED)                                                          VALUE FUND         SERIES            SERIES           SERIES
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss) .................................     $   127,917     $    411,966      $  (200,807)     $   (91,943)
  Net realized gain (loss) during the period on
    investments, futures, options written and
    purchased and foreign currency transactions ................      (3,713,243)     (21,917,833)      (6,807,077)      (1,146,894)
  Net change in unrealized appreciation (depreciation)
    during the period on investments, futures,
    options written and purchased and translation
    of assets and liabilities in foreign currencies ............       3,972,684       36,280,408        3,338,062        1,849,203
                                                                     -----------     ------------      -----------      -----------
    Net increase (decrease) in net assets
      resulting from operations ................................         387,358       14,774,541       (3,669,822)         610,366

NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 7) ..................................        (398,628)     (16,910,037)     (19,049,897)        (525,210)
                                                                     -----------     ------------      -----------      -----------
    Total increase (decrease) in net assets ....................         (11,270)      (2,135,496)     (22,719,719)          85,156
                                                                     -----------     ------------      -----------      -----------

NET ASSETS:
  Beginning of period ..........................................      39,411,807      484,037,271       73,990,484       14,476,595
                                                                     -----------     ------------      -----------      -----------
  End of period ................................................     $39,400,537     $481,901,775      $51,270,765      $14,561,751
                                                                     ===========     ============      ===========      ===========
  Undistributed net investment
    income (loss) at end of period .............................     $   157,665     $    411,966      $  (346,162)     $   (91,943)
                                                                     ===========     ============      ===========      ===========

--------------------------------------------------------------------------------
                           39  SEE ACCOMPANYING NOTES.

- STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                         SECURITY EQUITY FUND
                                                                    ----------------------------------------------------------------
                                                                       MID CAP         SMALL CAP         ENHANCED
FOR THE SIX MONTHS ENDED MARCH 31, 2003                                VALUE            GROWTH            INDEX        INTERNATIONAL
(UNAUDITED)                                                            SERIES           SERIES            SERIES           SERIES
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss) .................................    $   (379,370)     $  (174,221)     $   (35,706)      $  (33,534)
  Net realized gain (loss) during the period on
    investments, futures, options written and purchased
    and foreign currency transactions ..........................      (4,479,773)        (608,219)      (2,952,971)        (139,703)
  Net change in unrealized appreciation (depreciation)
    during the period on investments, futures,
    options written and purchased and translation
    of assets and liabilities in foreign currencies ............      11,779,538          723,212        4,122,104         (353,151)
                                                                    ------------      -----------      -----------       ----------
    Net increase (decrease) in net assets
      resulting from operations ................................       6,920,395          (59,228)       1,133,427         (526,388)

NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 7) ..................................      (2,525,695)         369,192       (6,769,052)         559,654
                                                                    ------------      -----------      -----------       ----------
    Total increase (decrease) in net assets ....................       4,394,700          309,964       (5,635,625)          33,266
                                                                    ------------      -----------      -----------       ----------

NET ASSETS:
  Beginning of period ..........................................     124,464,946       14,805,436       17,425,223        6,597,958
                                                                    ------------      -----------      -----------       ----------
  End of period ................................................    $128,859,646      $15,115,400      $11,789,598       $6,631,224
                                                                    ============      ===========      ===========       ==========
  Undistributed net investment income (loss)
    at end of period ...........................................    $   (379,370)     $  (174,221)     $   (35,706)      $  (33,534)
                                                                    ============      ===========      ===========       ==========

--------------------------------------------------------------------------------
                           40  SEE ACCOMPANYING NOTES.

- STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                  SECURITY EQUITY FUND
                                                                     ---------------------------------------------
                                                                                       LARGE CAP                         SECURITY
FOR THE SIX MONTHS ENDED MARCH 31, 2003                              SELECT 25(R)       GROWTH          TECHNOLOGY        MID CAP
(UNAUDITED)                                                             SERIES          SERIES            SERIES        GROWTH FUND
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss) .................................     $  (135,990)     $   (62,345)      $  (61,288)    $   (803,781)
  Net realized gain (loss) during the period on
    investments, futures, options written and
    purchased and foreign currency transactions ................      (2,461,989)      (1,427,329)        (492,537)       3,760,778
  Net change in unrealized appreciation (depreciation)
    during the period on investments, futures,
    options written and purchased and translation
    of assets and liabilities in foreign currencies ............       2,642,728        2,399,917        1,462,904        7,273,004
                                                                     -----------      -----------       ----------     ------------
    Net increase (decrease) in net assets
      resulting from operations ................................          44,749          910,243          909,079       10,230,001

NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 7) ..................................        (552,266)          68,349          360,753      (11,038,515)
                                                                     -----------      -----------       ----------     ------------
  Total increase (decrease) in net assets ......................        (507,517)         978,592        1,269,832         (808,514)
                                                                     -----------      -----------       ----------     ------------

NET ASSETS:
  Beginning of period ..........................................      24,453,315       13,739,091        4,177,010      114,333,008
                                                                     -----------      -----------       ----------     ------------
  End of period ................................................     $23,945,798      $14,717,683       $5,446,842     $113,524,494
                                                                     ===========      ===========       ==========     ============
  Undistributed net investment income (loss)
    at end of period ...........................................     $  (135,990)     $   (62,345)      $  (61,288)    $   (803,781)
                                                                     ===========      ===========       ==========     ============

--------------------------------------------------------------------------------
                           41  SEE ACCOMPANYING NOTES.

- STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SECURITY EQUITY FUND
                                                                  ----------------------------------------------------------
                                                    SECURITY                                       SOCIAL         MID CAP
                                                    LARGE CAP        EQUITY         GLOBAL        AWARENESS        VALUE
FOR THE YEAR ENDED SEPTEMBER 30, 2002              VALUE FUND*       SERIES         SERIES         SERIES          SERIES
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss) .................   $    32,704    $    (24,412)   $  (544,758)   $  (217,011)   $   (819,153)
  Net realized gain (loss) during
    the period on investments, futures,
    options written and purchased
    and foreign currency transactions ..........    (7,301,261)        552,790     (6,024,553)      (479,572)        122,959
  Net change in unrealized appreciation
    (depreciation) during the period on
    investments, translation of assets
    and liabilities in foreign currencies ......    (3,019,290)   (123,520,914)    (4,151,411)    (3,022,750)    (16,612,323)
                                                   -----------    ------------    -----------    -----------    ------------
    Net increase (decrease) in net
      assets resulting from operations .........   (10,287,847)   (122,992,536)   (10,720,722)    (3,719,333)    (17,308,517)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A ....................................      (215,293)              -              -              -               -
    Class B ....................................             -               -              -              -               -
    Class C ....................................             -               -              -              -               -
  Net realized gain:
    Class A ....................................             -               -              -              -        (633,247)
    Class B ....................................             -               -              -              -        (370,068)
    Class C ....................................             -               -              -              -        (166,431)
  Return of Capital:
    Class A ....................................             -               -              -              -        (325,873)
    Class B ....................................             -               -              -              -        (189,772)
    Class C ....................................             -               -              -              -         (85,729)
                                                   -----------    ------------    -----------    -----------    ------------
      Total distributions to shareholders ......      (215,293)              -              -              -      (1,771,120)

TOTAL RETURN MERGER (COMPONENTS OF
  NET ASSETS OF TOTAL RETURN AS OF DATE
  OF EXCHANGE) (NOTE 11)
  Capital Stock ................................             -       4,486,653              -              -               -
  Accumulated net investment loss ..............             -         (56,623)             -              -               -
  Accumulated loss on sale of investments ......             -      (1,503,978)             -              -               -
  Net unrealized depreciation in value of
    investments ................................             -        (504,764)             -              -               -
                                                   -----------    ------------    -----------    -----------    ------------
                                                             -       2,421,288              -              -               -
NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 6) ..................    (1,693,088)    (59,353,916)     9,461,531     (2,830,762)     52,685,173
                                                   -----------    ------------    -----------    -----------    ------------
    Total increase (decrease) in net assets ....   (12,196,228)   (179,925,164)    (1,259,191)    (6,550,095)     33,605,536
                                                   -----------    ------------    -----------    -----------    ------------

NET ASSETS:
  Beginning of period ..........................    51,608,035     663,962,435     75,249,675     21,026,690      90,859,410
                                                   -----------    ------------    -----------    -----------    ------------
  End of period ................................   $39,411,807    $484,037,271    $73,990,484    $14,476,595    $124,464,946
                                                   ===========    ============    ===========    ===========    ============
  Undistributed net investment income (loss)
    at end of period ...........................   $    29,748    $          -    $  (145,355)   $         -    $          -
                                                   ===========    ============    ===========    ===========    ============

*Formerly known as Security Growth and Income Fund.

--------------------------------------------------------------------------------
                           42  SEE ACCOMPANYING NOTES.

- STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                  SECURITY EQUITY FUND
                                                            -------------------------------------------------------------
                                                             SMALL CAP      ENHANCED
                                                              GROWTH          INDEX       INTERNATIONAL       SELECT 25(R)
FOR THE YEAR ENDED SEPTEMBER 30, 2002                         SERIES          SERIES         SERIES              SERIES
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss) ..........................   $  (515,568)   $  (114,019)     $  (87,936)       $  (387,288)
  Net realized gain (loss) during
    the period on investments, futures,
    options written and purchased and
    foreign currency transactions .......................    (2,151,075)    (2,711,134)     (1,599,756)        (2,630,186)
  Net change in unrealized appreciation
    (depreciation) during the period on
    investments, translation of
    assets and liabilities in foreign
    currencies ..........................................      (565,535)    (1,783,160)        260,949         (1,051,332)
                                                            -----------    -----------      ----------        -----------
    Net increase (decrease) in net assets
      resulting from operations .........................    (3,232,178)    (4,608,313)     (1,426,743)        (4,068,806)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A .............................................             -              -               -                  -
    Class B .............................................             -              -               -                  -
    Class C .............................................             -              -               -                  -
  Net realized gain:
    Class A .............................................             -              -               -                  -
    Class B .............................................             -              -               -                  -
    Class C .............................................             -              -               -                  -
                                                            -----------    -----------      ----------        -----------
      Total distributions to shareholders ...............             -              -               -                  -

NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 6) ...........................    (7,765,681)     3,131,699       1,161,346         (1,886,756)
                                                            -----------    -----------      ----------        -----------
    Total increase (decrease) in net assets .............   (10,997,859)    (1,476,614)       (265,397)        (5,955,562)
                                                            -----------    -----------      ----------        -----------

NET ASSETS:
  Beginning of period ...................................    25,803,295     18,901,837       6,863,355         30,408,877
                                                            -----------    -----------      ----------        -----------
  End of period .........................................   $14,805,436    $17,425,223      $6,597,958        $24,453,315
                                                            ===========    ===========      ==========        ===========
  Undistributed net investment income (loss)
    at end of period ....................................   $         -    $         -      $        -        $         -
                                                            ===========    ===========      ==========        ===========

--------------------------------------------------------------------------------
                           43  SEE ACCOMPANYING NOTES.

- STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                              SECURITY EQUITY FUND
                                                            --------------------------
                                                             LARGE CAP                     SECURITY
                                                              GROWTH       TECHNOLOGY       MID CAP
FOR THE YEAR ENDED SEPTEMBER 30, 2002                         SERIES         SERIES      GROWTH FUND**
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss) ..........................   $  (134,837)   $  (175,277)   $ (1,908,354)
  Net realized gain (loss) during
    the period on investments, futures,
    options written and purchased and
    foreign currency transactions .......................    (1,399,190)    (3,516,067)     (1,451,172)
  Net change in unrealized appreciation
    (depreciation) during the period on
    investments, translation of
    assets and liabilities in
    foreign currencies ..................................    (1,410,681)     1,640,321     (14,895,843)
                                                            -----------    -----------    ------------
    Net increase (decrease) in net assets
      resulting from operations .........................    (2,944,708)    (2,051,023)    (18,255,369)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A .............................................             -              -               -
    Class B .............................................             -              -               -
    Class C .............................................             -              -               -
  Net realized gain:
    Class A .............................................             -              -        (865,421)
    Class B .............................................             -              -        (192,238)
    Class C .............................................             -              -         (41,711)
                                                            -----------    -----------    ------------
      Total distributions to shareholders ...............             -              -      (1,099,370)

NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 6) ...........................     9,713,609        855,932     (32,083,452)
                                                            -----------    -----------    ------------
    Total increase (decrease) in net assets .............     6,768,901     (1,195,091)    (51,438,191)
                                                            -----------    -----------    ------------

NET ASSETS:
  Beginning of period ...................................     6,970,190      5,372,101     165,771,199
                                                            -----------    -----------    ------------
  End of period .........................................   $13,739,091    $ 4,177,010    $114,333,008
                                                            ===========    ===========    ============
  Undistributed net investment income (loss)
    at end of period ....................................   $         -    $         -    $          -
                                                            ===========    ===========    ============

**Formerly known as Security Ultra Fund.

--------------------------------------------------------------------------------
                           44  SEE ACCOMPANYING NOTES.

- FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY LARGE CAP VALUE FUND (CLASS A)

                                                                        FISCAL PERIOD ENDED SEPTEMBER 30
                                                ------------------------------------------------------------------------------
                                                2003(c)(p)    2002(c)(j)(o)     2001(c)(i)     2000(c)     1999(c)     1998(c)
                                                ----------    -------------     ----------     -------     -------     -------
PER SHARE DATA
NET ASSET VALUE BEGINNING
  OF PERIOD .................................       $4.25          $5.37            $6.42        $7.17       $7.68      $11.14

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................        0.02           0.01             0.03         0.07        0.12        0.13
Net Gain (Loss) on Securities
  (realized and unrealized) .................        0.02          (1.10)           (1.03)       (0.58)       0.75       (0.87)
                                                  -------        -------          -------      -------     -------     -------
Total from Investment Operations ............        0.04          (1.09)           (1.00)       (0.51)       0.87       (0.74)

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......          --          (0.03)           (0.05)       (0.13)      (0.04)      (0.13)
Distributions (from Realized Gains) .........          --             --               --        (0.11)      (1.34)      (2.59)
                                                  -------        -------          -------      -------     -------     -------
  Total Distributions .......................          --          (0.03)           (0.05)       (0.24)      (1.38)      (2.72)
                                                  -------        -------          -------      -------     -------     -------
NET ASSET VALUE END OF PERIOD ...............       $4.29          $4.25            $5.37        $6.42       $7.17       $7.68
                                                  =======        =======          =======      =======     =======     =======
TOTAL RETURN (a) ............................       0.94%        (20.51%)         (15.68%)      (7.28%)     12.00%      (7.95%)

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........     $32,426        $32,997          $45,006      $60,448     $74,796     $76,371
Ratio of Expenses to Average
  Net Assets ................................       1.43%          1.37%            1.32%        1.27%       1.22%       1.21%
Ratio of Net Investment Income (Loss)
  to Average Net Assets .....................       0.75%          0.20%            0.49%        0.99%       1.63%       1.49%
Portfolio Turnover Rate .....................         60%            68%             180%         144%         98%        144%

SECURITY LARGE CAP VALUE FUND (CLASS B)

                                                                        FISCAL PERIOD ENDED SEPTEMBER 30
                                                ------------------------------------------------------------------------------
                                                2003(c)(p)    2002(c)(j)(o)     2001(c)(i)     2000(c)     1999(c)     1998(c)
                                                ----------    -------------     ----------     -------     -------     -------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........       $4.08          $5.18           $6.21         $6.95       $7.54      $10.99

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................          --          (0.04)          (0.03)           --        0.05        0.05
Net Gain (Loss) on Securities
  (realized and unrealized) .................        0.03          (1.06)          (1.00)        (0.58)       0.73       (0.88)
                                                   ------        -------         -------        ------      ------      ------
Total from Investment Operations ............        0.03          (1.10)          (1.03)        (0.58)       0.78       (0.83)

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......          --             --              --         (0.05)      (0.03)      (0.03)
Distributions (from Realized Gains) .........          --             --              --         (0.11)      (1.34)      (2.59)
                                                   ------        -------         -------        ------      ------      ------
  Total Distributions .......................          --             --              --         (0.16)      (1.37)      (2.62)
                                                   ------        -------         -------        ------      ------      ------
NET ASSET VALUE END OF PERIOD ...............       $4.11          $4.08           $5.18         $6.21       $6.95       $7.54
                                                   ======        =======         =======        ======      ======      ======
TOTAL RETURN (a) .............................      0.74%        (21.24%)        (16.59%)       (8.36%)     10.93%      (8.95%)

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........      $5,348         $4,905          $5,657        $7,152      $9,829      $9,257
Ratio of Expenses to Average Net Assets .....       2.19%          2.27%           2.32%         2.27%       2.22%       2.21%
Ratio of Net Investment Income (Loss)
  to Average Net Assets .....................       0.00%         (0.71%)         (0.51%)        0.01%       0.63%       0.59%
Portfolio Turnover Rate .....................         60%            68%            180%          144%         98%        144%

--------------------------------------------------------------------------------
                           45  SEE ACCOMPANYING NOTES.

- FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY LARGE CAP VALUE FUND (CLASS C)

                                                                      FISCAL PERIOD ENDED SEPTEMBER 30
                                                ------------------------------------------------------------------------
                                                2003(c)(p)    2002(c)(j)(l)(o)     2001(c)(i)     2000(c)     1999(c)(f)
                                                ----------    ----------------     ----------     -------     ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........      $4.16            $5.28             $6.32        $7.11        $6.87

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................         --            (0.04)            (0.03)       (0.01)        0.03
Net Gain (Loss) on Securities
  (realized and unrealized) .................       0.02            (1.08)            (1.01)       (0.56)        0.21
                                                  ------          -------           -------       ------        -----
Total from Investment Operations ............       0.02            (1.12)            (1.04)       (0.57)        0.24

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......         --               --                --        (0.11)          --
Distributions (from Realized Gains) .........         --               --                --        (0.11)          --
                                                  ------          -------           -------       ------        -----
  Total Distributions .......................         --               --                --        (0.22)          --
                                                  ------          -------           -------       ------        -----
NET ASSET VALUE END OF PERIOD ...............      $4.18            $4.16             $5.28        $6.32        $7.11
                                                  ======          =======           =======       ======        =====
TOTAL RETURN (a) ............................      0.48%          (21.21%)          (16.46%)      (8.10%)       3.49%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........     $1,627           $1,510              $904         $483         $297
Ratio of Expenses to Average Net Assets .....      2.19%            2.25%             2.33%        2.28%        2.22%
Ratio of Net Investment Income (Loss)
  to Average Net Assets .....................      0.00%           (0.72%)           (0.55%)      (0.10%)       0.62%
Portfolio Turnover Rate .....................        60%              68%              180%         144%          90%

--------------------------------------------------------------------------------
                           46  SEE ACCOMPANYING NOTES.

- FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - EQUITY SERIES (CLASS A)

                                                                         FISCAL PERIOD ENDED SEPTEMBER 30
                                                  ------------------------------------------------------------------------------
                                                  2003(c)(p)    2002(c)(k)(o)     2001(c)      2000(c)     1999(c)      1998(c)
                                                  ----------    -------------     -------      -------     -------      -------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........         $5.09          $6.36         $10.26        $9.96       $8.86        $9.09

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................          0.01           0.01             --           --        0.02         0.04
Net Gain (Loss) on Securities
  (realized and unrealized) .................          0.15          (1.28)         (2.49)        0.66        1.80         0.56
                                                   --------       --------       --------     --------    --------     --------
Total from Investment Operations ............          0.16          (1.27)         (2.49)        0.66        1.82         0.60

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......            --             --             --           --       (0.04)       (0.03)
Distributions (from Realized Gains) .........            --             --          (1.40)       (0.36)      (0.68)       (0.80)
Return of Capital ...........................            --             --          (0.01)          --          --           --
                                                   --------       --------       --------     --------    --------     --------
  Total Distributions .......................            --             --          (1.41)       (0.36)      (0.72)       (0.83)
                                                   --------       --------       --------     --------    --------     --------
NET ASSET VALUE END OF PERIOD ...............         $5.25          $5.09          $6.36       $10.26       $9.96        $8.86
                                                   ========       ========       ========     ========    ========     ========
TOTAL RETURN (a) ............................         3.14%        (19.97%)       (27.66%)       6.64%      20.66%        7.38%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........      $410,977       $412,791       $563,553     $853,126    $917,179     $773,606
Ratio of Expenses to Average Net Assets .....         1.27%          1.11%          1.02%        1.02%       1.02%        1.02%
Ratio of Net Investment Income (Loss)
  to Average Net Assets .....................         0.28%          0.13%          0.03%        0.03%       0.19%        0.39%
Portfolio Turnover Rate .....................           49%            30%            23%          54%         36%          47%

SECURITY EQUITY FUND - EQUITY SERIES (CLASS B)

                                                                           FISCAL PERIOD ENDED SEPTEMBER 30
                                                  ------------------------------------------------------------------------------
                                                  2003(c)(p)   2002(c)(k)(o)    2001(c)       2000(c)      1999(c)      1998(c)
                                                  ----------   -------------    -------       -------      -------      -------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........         $4.64          $5.86         $9.65        $9.47        $8.52        $8.82

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................         (0.02)         (0.05)        (0.07)       (0.10)       (0.08)       (0.05)
Net Gain (Loss) on Securities
  (realized and unrealized) .................          0.15          (1.17)        (2.31)        0.64         1.71         0.55
                                                    -------        -------       -------     --------     --------     --------
Total from Investment Operations ............          0.13          (1.22)        (2.38)        0.54         1.63         0.50

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......            --             --            --           --           --           --
Distributions (from Realized Gains) .........            --             --         (1.40)       (0.36)       (0.68)       (0.80)
Return of Capital ...........................            --             --         (0.01)          --           --           --
                                                    -------        -------       -------     --------     --------     --------
  Total Distributions .......................            --             --         (1.41)       (0.36)       (0.68)       (0.80)
                                                    -------        -------       -------     --------     --------     --------
NET ASSET VALUE END OF PERIOD ...............         $4.77          $4.64         $5.86        $9.65        $9.47        $8.52
                                                    =======        =======       =======     ========     ========     ========
TOTAL RETURN (a) ............................         2.80%        (20.82%)      (28.34%)       5.69%       19.23%        6.38%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........       $65,230        $66,267       $96,067     $156,633     $159,872     $112,978
Ratio of Expenses to Average Net Assets .....         2.02%          2.02%         2.02%        2.02%        2.02%        2.02%
Ratio of Net Investment Income (Loss)
  to Average Net Assets .....................        (0.48%)        (0.78%)       (0.97%)      (0.97%)      (0.82%)      (0.61%)
Portfolio Turnover Rate .....................           49%            30%           23%          54%          36%          47%

--------------------------------------------------------------------------------
                           47  SEE ACCOMPANYING NOTES.

- FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - EQUITY SERIES (CLASS C)

                                                                       FISCAL PERIOD ENDED SEPTEMBER 30
                                                     ---------------------------------------------------------------------
                                                     2003(c)(p)    2002(c)(k)(o)      2001(c)       2000(c)     1999(c)(f)
                                                     ----------    -------------      -------       -------     ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ............        $4.88          $6.16           $10.07         $9.89       $10.13

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ...................        (0.02)         (0.05)           (0.07)        (0.10)       (0.05)
Net Gain (Loss) on Securities
  (realized and unrealized) ....................         0.15          (1.23)           (2.43)         0.64        (0.19)
                                                       ------         ------           ------        ------       ------
Total from Investment Operations ...............         0.13          (1.28)           (2.50)         0.54        (0.24)

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .........           --             --               --            --           --
Distributions (from Realized Gains) ............           --             --            (1.40)        (0.36)          --
Return of Capital ..............................           --             --            (0.01)           --           --
                                                       ------         ------           ------        ------       ------
   Total Distributions .........................           --             --            (1.41)        (0.36)          --
                                                       ------         ------           ------        ------       ------
NET ASSET VALUE END OF PERIOD ..................        $5.01          $4.88            $6.16        $10.07        $9.89
                                                       ======         ======           ======        ======       ======
TOTAL RETURN (a) ...............................        2.66%        (20.78%)         (28.35%)        5.55%       (2.37%)

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...........       $5,694         $4,979           $4,230        $5,426       $4,507
Ratio of Expenses to Average Net Assets ........        2.02%          2.02%            2.02%         2.02%        2.02%
Ratio of Net Investment Income (Loss) to Average
   Net Assets ..................................       (0.47%)        (0.76%)          (0.97%)       (0.96%)      (0.89%)
Portfolio Turnover Rate ........................          49%            30%              23%           54%          45%

--------------------------------------------------------------------------------
                           48  SEE ACCOMPANYING NOTES.

- FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - GLOBAL SERIES (CLASS A)

                                                                        FISCAL PERIOD ENDED SEPTEMBER 30
                                                  -----------------------------------------------------------------------------
                                                  2003(c)(p)   2002(c)(j)(o)     2001(c)      2000(c)      1999(c)     1998(c)
                                                  ----------   -------------     -------      -------      -------     -------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........        $9.49        $11.04          $18.86       $13.99       $11.23      $13.56

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................        (0.03)        (0.05)          (0.08)       (0.11)        0.01        0.02
Net Gain (Loss) on Securities
  (realized and unrealized) .................        (0.60)        (1.50)          (4.33)        6.47         3.71       (1.19)
                                                   -------       -------         -------      -------      -------     -------
Total from Investment Operations ............        (0.63)        (1.55)          (4.41)        6.36         3.72       (1.17)

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......           --            --              --           --        (0.01)      (0.09)
Distributions (from Realized Gains) .........           --            --           (3.41)       (1.49)       (0.91)      (1.07)
In Excess of Net Investment Income ..........           --            --              --           --        (0.04)         --
                                                   -------       -------         -------      -------      -------     -------
  Total Distributions .......................           --            --           (3.41)       (1.49)       (0.96)      (1.16)
                                                   -------       -------         -------      -------      -------     -------
NET ASSET VALUE END OF PERIOD ...............        $8.86         $9.49          $11.04       $18.86       $13.99      $11.23
                                                   =======       =======         =======      =======      =======     =======
TOTAL RETURN (a) ............................       (6.64%)      (14.04%)        (27.60%)      47.04%       34.39%      (8.47%)

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........      $34,445       $50,893         $48,089      $60,909      $28,292     $18,941
Ratio of Expenses to Average Net Assets .....        1.96%         1.85%           1.90%        1.92%        2.00%       2.00%
Ratio of Net Investment Income (Loss)
  to Average Net Assets .....................       (0.66%)       (0.46%)         (0.57%)      (0.62%)       0.11%       0.15%
Portfolio Turnover Rate .....................          67%           36%             38%          92%         141%        122%

SECURITY EQUITY FUND - GLOBAL SERIES (CLASS B)

                                                                            FISCAL PERIOD ENDED SEPTEMBER 30
                                                  -----------------------------------------------------------------------------
                                                  2003(c)(p)   2002(c)(j)(o)     2001(c)      2000(c)      1999(c)     1998(c)
                                                  ----------   -------------     -------      -------      -------     -------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........        $8.89         $10.38         $18.00       $13.45       $10.89      $13.22

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................        (0.02)         (0.10)         (0.14)       (0.17)       (0.11)      (0.10)
Net Gain (Loss) on Securities
  (realized and unrealized) .................        (0.56)         (1.39)         (4.07)        6.21         3.58       (1.16)
                                                   -------        -------        -------      -------      -------     -------
Total from Investment Operations ............        (0.58)         (1.49)         (4.21)        6.04         3.47       (1.26)

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......           --             --             --           --           --          --
Distributions (from Realized Gains) .........           --             --          (3.41)       (1.49)       (0.91)      (1.07)
                                                   -------        -------        -------      -------      -------     -------
   Total Distributions ......................           --             --          (3.41)       (1.49)       (0.91)      (1.07)
                                                   -------        -------        -------      -------      -------     -------
NET ASSET VALUE END OF PERIOD ...............        $8.31          $8.89         $10.38       $18.00       $13.45      $10.89
                                                   =======        =======        =======      =======      =======     =======
TOTAL RETURN (a) ............................       (6.52%)       (14.35%)       (27.86%)      46.53%       33.04%      (9.43%)

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........      $13,015        $19,021        $23,533      $30,951      $20,591     $12,619
Ratio of Expenses to Average Net Assets .....        1.71%          2.28%          2.39%        2.29%        3.00%       3.00%
Ratio of Net Investment Income (Loss)
  to Average Net Assets .....................       (0.38%)        (0.89%)        (1.07%)      (0.96%)      (0.87%)     (0.85%)
Portfolio Turnover Rate .....................          67%            36%            38%          92%         141%        122%

--------------------------------------------------------------------------------
                           49  SEE ACCOMPANYING NOTES.

- FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - GLOBAL SERIES (CLASS C)

                                                                    FISCAL PERIOD ENDED SEPTEMBER 30
                                                  ------------------------------------------------------------------
                                                  2003(c)(p)   2002(c)(j)(l)(o)  2001(c)      2000(c)     1999(c)(f)
                                                  ----------   ----------------  -------      -------     ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........        $9.14         $10.72         $18.55       $13.90       $12.68

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................        (0.06)         (0.15)         (0.21)       (0.26)       (0.03)
Net Gain (Loss) on Securities
  (realized and unrealized) .................        (0.58)         (1.43)         (4.21)        6.40         1.25
                                                    ------         ------         ------       ------       ------
Total from Investment Operations ............        (0.64)         (1.58)         (4.42)        6.14         1.22

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......           --             --             --           --           --
Distributions (from Realized Gains) .........           --             --          (3.41)       (1.49)          --
                                                    ------         ------         ------       ------       ------
  Total Distributions .......................           --             --          (3.41)       (1.49)          --
                                                    ------         ------         ------       ------       ------
NET ASSET VALUE END OF PERIOD ...............        $8.50          $9.14         $10.72       $18.55       $13.90
                                                    ======         ======         ======       ======       ======
TOTAL RETURN (a) ............................       (7.00%)       (14.74%)       (28.20%)      45.67%        9.62%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........       $3,811         $4,076         $3,569       $2,691         $202
Ratio of Expenses to Average Net Assets .....        2.74%          2.74%          2.91%        2.92%        3.00%
Ratio of Net Investment Income (Loss)
  to Average Net Assets .....................       (1.37%)        (1.33%)        (1.57%)      (1.53%)      (0.49%)
Portfolio Turnover Rate .....................          67%            36%            38%          92%          90%

--------------------------------------------------------------------------------
                           50  SEE ACCOMPANYING NOTES.

- FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - SOCIAL AWARENESS SERIES (CLASS A)

                                                                       FISCAL PERIOD ENDED SEPTEMBER 30
                                                  ---------------------------------------------------------------------------
                                                  2003(c)(p)    2002(c)      2001(c)       2000(c)     1999(c)     1998(b)(c)
                                                  ----------    -------      -------       -------     -------     ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........       $14.75       $17.95       $26.04        $24.05      $19.37       $17.99

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................        (0.07)       (0.11)       (0.07)        (0.13)      (0.05)          --
Net Gain (Loss) on Securities
  (realized and unrealized) .................         0.72        (3.09)       (7.55)         2.50        5.09         1.42
                                                    ------      -------      -------       -------     -------       ------
Total from Investment Operations ............         0.65        (3.20)       (7.62)         2.37        5.04         1.42

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......           --           --           --            --          --        (0.04)
Distributions (from Realized Gains) .........           --           --        (0.47)        (0.38)      (0.36)          --
                                                    ------      -------      -------       -------     -------       ------
  Total Distributions .......................           --           --        (0.47)        (0.38)      (0.36)       (0.04)
                                                    ------      -------      -------       -------     -------       ------
NET ASSET VALUE END OF PERIOD ...............       $15.40       $14.75       $17.95        $26.04      $24.05       $19.37
                                                    ======      =======      =======       =======     =======       ======
TOTAL RETURN (a) ............................        4.41%      (17.83%)     (29.71%)        9.88%      26.12%        7.89%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........       $7,609       $7,355      $10,909       $17,702     $13,403       $7,619
Ratio of Expenses to Average Net Assets .....        2.13%        1.66%        1.43%         1.42%       1.42%        1.22%
Ratio of Net Investment Income (Loss)
  to Average Net Assets .....................       (0.84%)      (0.58%)      (0.30%)       (0.51%)     (0.22%)          --
Portfolio Turnover Rate .....................          22%           3%          17%           26%         26%          41%

SECURITY EQUITY FUND - SOCIAL AWARENESS SERIES (CLASS B)

                                                                       FISCAL PERIOD ENDED SEPTEMBER 30
                                                  ---------------------------------------------------------------------------
                                                  2003(c)(p)    2002(c)      2001(c)       2000(c)     1999(c)     1998(b)(c)
                                                  ----------    -------      -------       -------     -------     ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........       $13.85       $17.01       $24.96        $23.35      $19.01       $17.81

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................        (0.12)       (0.26)       (0.28)        (0.38)      (0.30)       (0.19)
Net Gain (Loss) on Securities
  (realized and unrealized) .................         0.68        (2.90)       (7.20)         2.37        5.00         1.39
                                                    ------      -------      -------       -------      ------       ------
Total from Investment Operations ............         0.56        (3.16)       (7.48)         1.99        4.70         1.20

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......           --           --           --            --          --           --
Distributions (from Realized Gains) .........           --           --        (0.47)        (0.38)      (0.36)          --
                                                    ------      -------      -------       -------      ------       ------
  Total Distributions .......................           --           --        (0.47)        (0.38)      (0.36)          --
                                                    ------      -------      -------       -------      ------       ------
NET ASSET VALUE END OF PERIOD ...............       $14.41       $13.85       $17.01        $24.96      $23.35       $19.01
                                                    ======      =======      =======       =======      ======       ======
TOTAL RETURN (a) ............................        4.04%      (18.58%)     (30.44%)        8.53%       24.81%       6.74%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........       $5,663       $5,999       $8,969       $12,633      $9,136       $5,245
Ratio of Expenses to Average Net Assets .....        2.88%        2.57%        2.43%         2.43%       2.51%        2.20%
Ratio of Net Investment Income (Loss)
  to Average Net Assets .....................       (1.59%)      (1.49%)      (1.31%)       (1.52%)     (1.30%)      (0.98%)
Portfolio Turnover Rate .....................          22%           3%          17%           26%         26%          41%

--------------------------------------------------------------------------------
                           51  SEE ACCOMPANYING NOTES.

- FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - SOCIAL AWARENESS SERIES (CLASS C)

                                                                   FISCAL PERIOD ENDED SEPTEMBER 30
                                                  ------------------------------------------------------------------
                                                  2003(c)(p)    2002(c)(l)      2001(c)       2000(c)     1999(c)(f)
                                                  ----------    ----------      -------       -------     ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........       $14.17        $17.40         $25.50       $23.87        $24.47

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................        (0.12)        (0.26)         (0.28)       (0.41)        (0.22)
Net Gain (Loss) on Securities
  (realized and unrealized) .................         0.69         (2.97)         (7.35)        2.42         (0.38)
                                                    ------       -------        -------       ------        ------
Total from Investment Operations ............         0.57         (3.23)         (7.63)        2.01         (0.60)

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......           --            --             --           --            --
Distributions (from Realized Gains) .........           --            --          (0.47)       (0.38)           --
                                                    ------       -------        -------       ------        ------
  Total Distributions .......................           --            --          (0.47)       (0.38)           --
                                                    ------       -------        -------       ------        ------
NET ASSET VALUE END OF PERIOD ...............       $14.74        $14.17         $17.40       $25.50        $23.87
                                                    ======       =======        =======       ======        ======
TOTAL RETURN (a) ............................        4.02%       (18.56%)       (30.39%)       8.43%        (2.45%)

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........       $1,290        $1,123         $1,126         $918          $405
Ratio of Expenses to Average Net Assets .....        2.88%         2.57%          2.45%        2.55%         2.66%
Ratio of Net Investment Income (Loss)
  to Average Net Assets .....................       (1.59%)       (1.48%)        (1.33%)      (1.64%)       (1.46%)
Portfolio Turnover Rate .....................          22%            3%            17%          26%           33%

--------------------------------------------------------------------------------
                           52  SEE ACCOMPANYING NOTES.

- FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - MID CAP VALUE SERIES (CLASS A)

                                                                       FISCAL PERIOD ENDED SEPTEMBER 30
                                                  ---------------------------------------------------------------------------
                                                  2003(c)(p)    2002(c)      2001(c)       2000(c)     1999(c)     1998(b)(c)
                                                  ----------    -------      -------       -------     -------     ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........        $16.90      $18.04       $20.75        $16.60      $12.07        $12.95

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................         (0.02)      (0.04)          --         (0.04)      (0.07)        (0.02)
Net Gain (Loss) on Securities
  (realized and unrealized) .................          1.02       (0.78)       (0.90)         4.89        4.65         (0.53)
                                                    -------     -------      -------       -------     -------       -------
Total from Investment Operations ............          1.00       (0.82)       (0.90)         4.85        4.58         (0.55)

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......            --          --           --            --          --         (0.05)
Distributions (from Realized Gains) .........            --       (0.21)       (1.81)        (0.70)      (0.05)        (0.28)
Return of Capital ...........................            --       (0.11)          --            --          --            --
                                                    -------     -------      -------       -------     -------       -------
   Total Distributions ......................            --       (0.32)       (1.81)        (0.70)      (0.05)        (0.33)
                                                    -------     -------      -------       -------     -------       -------
NET ASSET VALUE END OF PERIOD ...............        $17.90      $16.90       $18.04        $20.75      $16.60        $12.07
                                                    =======     =======      =======       =======     =======       =======
TOTAL RETURN (a) ............................         5.92%      (4.89%)      (4.54%)       30.46%      38.06%        (4.31%)

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........       $71,928     $68,544      $50,541       $34,458     $22,804       $10,901
Ratio of Expenses to Average Net Assets .....         1.70%       1.45%        1.30%         1.29%       1.33%         1.27%
Ratio of Net Investment Income (Loss)
  to Average Net Assets .....................        (0.25%)     (0.20%)       0.01%        (0.25%)     (0.44%)       (0.13%)
Portfolio Turnover Rate .....................           73%         51%          55%           69%         79%           98%

SECURITY EQUITY FUND - MID CAP VALUE SERIES (CLASS B)

                                                                       FISCAL PERIOD ENDED SEPTEMBER 30
                                                  ---------------------------------------------------------------------------
                                                  2003(c)(p)    2002(c)       2001(c)      2000(c)     1999(c)     1998(b)(c)
                                                  ----------    -------       -------      -------     -------     ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........        $15.99      $17.26       $20.11        $16.26      $11.94        $12.91

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................         (0.08)      (0.21)       (0.19)        (0.22)      (0.22)        (0.15)
Net Gain (Loss) on Securities
  (realized and unrealized) .................          0.97       (0.74)       (0.85)         4.77        4.59         (0.54)
                                                    -------     -------      -------       -------      ------        ------
Total from Investment Operations ............          0.89       (0.95)       (1.04)         4.55        4.37         (0.69)

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......            --          --           --            --          --            --
Distributions (from Realized Gains) .........            --       (0.21)       (1.81)        (0.70)      (0.05)        (0.28)
Return of Capital ...........................            --       (0.11)          --            --          --            --
                                                    -------     -------      -------       -------      ------        ------
  Total Distributions .......................            --       (0.32)       (1.81)        (0.70)      (0.05)        (0.28)
                                                    -------     -------      -------       -------      ------        ------
NET ASSET VALUE END OF PERIOD ...............        $16.88      $15.99       $17.26        $20.11      $16.26        $11.94
                                                    =======     =======      =======       =======      ======        ======
TOTAL RETURN (a) ............................         5.57%      (5.88%)      (5.45%)       29.21%      36.71%        (53.8%)

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........       $36,895     $37,136      $26,967       $14,041      $9,682        $6,615
Ratio of Expenses to Average Net Assets .....         2.45%       2.34%        2.30%         2.32%       2.37%         2.33%
Ratio of Net Investment Income (Loss)
  to Average Net Assets .....................        (1.01%)     (1.09%)      (0.98%)       (1.27%)     (1.50%)       (1.19%)
Portfolio Turnover Rate .....................           73%         51%          55%           69%         79%           98%

--------------------------------------------------------------------------------
                           53  SEE ACCOMPANYING NOTES.

- FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - MID CAP VALUE SERIES (CLASS C)

                                                             FISCAL PERIOD ENDED SEPTEMBER 30
                                                 --------------------------------------------------------
                                                 2003(c)(p)   2002(c)(l)   2001(c)   2000(c)   1999(c)(f)
                                                 ----------   ----------   -------   -------   ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........      $16.26       $17.53     $20.39    $16.51      $14.54
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................       (0.09)       (0.21)     (0.19)    (0.22)      (0.13)
Net Gain (Loss) on Securities
  (realized and unrealized) .................        0.99        (0.74)     (0.86)     4.80        2.10
                                                  -------      -------     ------    ------      ------
Total from Investment Operations ............        0.90        (0.95)     (1.05)     4.58        1.97

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......          --           --         --        --          --
Distributions (from Realized Gains) .........          --        (0.21)     (1.81)    (0.70)         --
Return of Capital ...........................          --        (0.11)        --        --          --
                                                  -------      -------     ------    ------      ------
  Total Distributions .......................          --        (0.32)     (1.81)    (0.70)         --
                                                  -------      -------     ------    ------      ------
NET ASSET VALUE END OF PERIOD ...............      $17.16       $16.26     $17.53    $20.39      $16.51
                                                  =======      =======     ======    ======      ======
TOTAL RETURN (a) ............................       5.54%       (5.79%)    (5.42%)   28.93%      13.55%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........     $20,037      $18,785     $6,976    $3,069      $1,138
Ratio of Expenses to Average Net Assets .....       2.45%        2.35%      2.30%     2.36%       2.38%
Ratio of Net Investment Income (Loss)
  to Average Net Assets .....................      (1.00%)      (1.06%)    (0.98%)   (1.28%)     (1.36%)
Portfolio Turnover Rate .....................         73%          51%        55%       69%         92%

--------------------------------------------------------------------------------
                           54  SEE ACCOMPANYING NOTES.

- FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - SMALL CAP GROWTH SERIES (CLASS A)

                                                                            FISCAL PERIOD ENDED SEPTEMBER 30
                                                  --------------------------------------------------------------------------------
                                                  2003(b)(c)(p)   2002(c)(m)   2001(c)    2000(b)(c)   1999(b)(c)   1998(b)(c)(d)
                                                  -------------   ----------   -------    ----------   ----------   -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........        $7.88          $9.80       $22.08       $12.98        $8.70       $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................        (0.08)         (0.20)       (0.18)       (0.19)          --        (0.03)
Net Gain (Loss) on Securities
  (realized and unrealized) .................         0.07          (1.72)      (10.78)        9.75         4.28        (1.26)
                                                    ------         ------      -------      -------      -------       ------
Total from Investment Operations ............        (0.01)         (1.92)      (10.96)        9.56         4.28        (1.29)
Less Distributions:
Dividends (from Net Investment Income) ......           --             --           --           --           --        (0.01)
Distributions (from Realized Gains) .........           --             --        (1.32)       (0.46)          --           --
                                                    ------         ------      -------      -------      -------       ------
  Total Distributions .......................           --             --        (1.32)       (0.46)          --        (0.01)
                                                    ------         ------      -------      -------      -------       ------
NET ASSET VALUE END OF PERIOD ...............        $7.87          $7.88        $9.80       $22.08       $12.98        $8.70
                                                    ======         ======      =======      =======      =======       ======
TOTAL RETURN (a) ............................       (0.13%)       (19.59%)     (51.94%)      74.58%       49.20%      (12.95%)

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........       $8,403         $8,350      $17,235      $38,172      $16,877       $2,677
Ratio of Expenses to Average Net Assets .....        2.25%          2.14%        1.91%        1.55%        0.49%        1.39%
Ratio of Net Investment Income (Loss)
  to Average Net Assets .....................       (1.93%)        (1.93%)      (1.32%)      (0.97%)       0.03%       (0.35%)
Portfolio Turnover Rate .....................         170%           302%         394%         318%         361%         366%

SECURITY EQUITY FUND - SMALL CAP GROWTH SERIES (CLASS B)

                                                                            FISCAL PERIOD ENDED SEPTEMBER 30
                                                  -------------------------------------------------------------------------------
                                                  2003(b)(c)(p)    2002(c)(m)   2001(c)   2000(b)(c)   1999(b)(c)   1998(b)(c)(d)
                                                  -------------    ----------   -------   ----------   ----------   -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........        $7.47           $9.37      $21.34      $12.69       $8.63         $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................        (0.10)          (0.26)      (0.28)      (0.31)      (0.14)         (0.13)
Net Gain (Loss) on Securities
  (realized and unrealized) .................         0.06           (1.64)     (10.37)       9.42        4.20          (1.24)
                                                    ------          ------      ------     -------      ------         ------
Total from Investment Operations ............        (0.04)          (1.90)     (10.65)       9.11        4.06          (1.37)

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......           --              --          --          --          --             --
Distributions (from Realized Gains) .........           --              --       (1.32)      (0.46)         --             --
                                                    ------          ------      ------     -------      ------         ------
  Total Distributions .......................           --              --       (1.32)      (0.46)         --             --
                                                    ------          ------      ------     -------      ------         ------
NET ASSET VALUE END OF PERIOD ...............        $7.43           $7.47       $9.37      $21.34      $12.69          $8.63
                                                    ======          ======      ======     =======      ======         ======
TOTAL RETURN (a) ............................       (0.54%)        (20.28%)    (52.31%)     72.70%      47.05%        (13.70%)

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........       $4,395          $4,292      $6,173     $11,688      $2,430         $1,504
Ratio of Expenses to Average Net Assets .....        3.00%           2.90%       2.67%       2.44%       1.94%          2.38%
Ratio of Net Investment Income (Loss)
  to Average Net Assets .....................       (2.68%)         (2.69%)     (2.07%)     (1.81%)     (1.41%)        (1.34%)
Portfolio Turnover Rate .....................         170%            302%        394%        318%        361%           366%

--------------------------------------------------------------------------------
                           55  SEE ACCOMPANYING NOTES.

- FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - SMALL CAP GROWTH SERIES (CLASS C)

                                                                      FISCAL PERIOD ENDED SEPTEMBER 30
                                                   ----------------------------------------------------------------------
                                                   2003(b)(c)(p)    2002(c)(l)(m)    2001(c)   2000(b)(c)   1999(b)(c)(f)
                                                   -------------    -------------    -------   ----------   -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........         $7.61            $9.53         $21.74      $12.86        $11.16
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................         (0.10)           (0.26)         (0.28)      (0.35)        (0.07)
Net Gain (Loss) on Securities
  (realized and unrealized) .................          0.06            (1.66)        (10.61)       9.69          1.77
                                                     ------           ------         ------      ------        ------
Total from Investment Operations ............         (0.04)           (1.92)        (10.89)       9.34          1.70

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......            --               --             --          --            --
Distributions (from Realized Gains) .........            --               --          (1.32)      (0.46)           --
                                                     ------           ------         ------      ------        ------
  Total Distributions .......................            --               --          (1.32)      (0.46)           --
                                                     ------           ------         ------      ------        ------
NET ASSET VALUE END OF PERIOD ...............         $7.57            $7.61          $9.53      $21.74        $12.86
                                                     ======           ======         ======      ======        ======
TOTAL RETURN (a) ............................        (0.53%)         (20.15%)       (52.46%)     73.54%        15.23%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........        $2,317           $2,164         $2,339      $3,741          $890
Ratio of Expenses to Average Net Assets .....         3.00%            2.91%          2.68%       2.39%         1.47%
Ratio of Net Investment Income (Loss)
  to Average Net Assets .....................        (2.69%)          (2.69%)        (2.09%)     (1.81%)       (0.95%)
Portfolio Turnover Rate .....................          170%             302%           394%        318%          374%

--------------------------------------------------------------------------------
                           56  SEE ACCOMPANYING NOTES.

- FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - ENHANCED INDEX SERIES (CLASS A)

                                                             FISCAL PERIOD ENDED SEPTEMBER 30
                                                ---------------------------------------------------------
                                                2003(c)(p)      2002(c)    2001(c)    2000(c)  1999(c)(e)
                                                ----------      -------    -------    -------  ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........     $6.30          $8.03      $11.29     $10.04    $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................        --          (0.01)         --         --      0.03
Net Gain (Loss) on Securities
  (realized and unrealized) .................      0.25          (1.72)      (3.17)      1.37      0.01
                                                 ------         ------      ------     ------    ------
Total from Investment Operations ............      0.25          (1.73)      (3.17)      1.37      0.04

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......        --             --          --         --        --
Distributions (from Realized Gains) .........        --             --       (0.09)     (0.12)       --
                                                 ------         ------      ------     ------    ------
  Total Distributions .......................        --             --       (0.09)     (0.12)       --
                                                 ------         ------      ------     ------    ------
NET ASSET VALUE END OF PERIOD ...............     $6.55          $6.30       $8.03     $11.29    $10.04
                                                 ======         ======      ======     ======    ======
TOTAL RETURN (a) ............................     3.97%        (21.54%)    (28.27%)    13.65%     0.40%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........    $5,378         $7,171      $6,699     $8,219    $7,589
Ratio of Expenses to Average Net Assets .....     1.89%          1.61%       1.42%      1.44%     1.48%
Ratio of Net Investment Income (Loss)
  to Average Net Assets .....................    (0.10%)        (0.10%)      0.02%     (0.05%)    0.39%
Portfolio Turnover Rate .....................       68%            62%         40%        73%       68%

SECURITY EQUITY FUND - ENHANCED INDEX SERIES (CLASS B)

                                                              FISCAL PERIOD ENDED SEPTEMBER 30
                                                 ---------------------------------------------------------
                                                 2003(c)(p)     2002(c)    2001(c)    2000(c)   1999(c)(e)
                                                 ----------     -------    -------    -------   ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........      $6.11         $7.87      $11.15     $9.99      $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................      (0.03)        (0.07)      (0.08)    (0.09)      (0.02)
Net Gain (Loss) on Securities
  (realized and unrealized) .................       0.25         (1.69)      (3.11)     1.37        0.01
                                                  ------        ------      ------   -------      ------
Total from Investment Operations ............       0.22         (1.76)      (3.19)     1.28       (0.01)

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......         --            --          --        --          --
Distributions (from Realized Gains) .........         --            --       (0.09)    (0.12)         --
                                                  ------        ------      ------   -------      ------
  Total Distributions .......................         --            --       (0.09)    (0.12)         --
                                                  ------        ------      ------   -------      ------
NET ASSET VALUE END OF PERIOD ...............      $6.33         $6.11       $7.87    $11.15       $9.99
                                                  ======        ======      ======   =======      ======
TOTAL RETURN (a) ............................      3.60%       (22.36%)    (28.81%)   12.82%      (0.10%)

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........     $4,266        $6,125      $7,360   $10,960      $9,591
Ratio of Expenses to Average Net Assets .....      2.64%         2.35%       2.17%     2.18%       2.20%
Ratio of Net Investment Income (Loss)
  to Average Net Assets .....................     (0.85%)       (0.84%)     (0.74%)   (0.79%)     (0.33%)
Portfolio Turnover Rate .....................        68%           62%         40%       73%         68%

--------------------------------------------------------------------------------
                           57  SEE ACCOMPANYING NOTES.

- FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - ENHANCED INDEX SERIES (CLASS C)

                                                                 FISCAL PERIOD ENDED SEPTEMBER 30
                                                 --------------------------------------------------------------
                                                 2003(c)(p)    2002(c)(l)     2001(c)    2000(c)     1999(c)(e)
                                                 ----------    ----------     -------    -------     ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........      $6.12          $7.88       $11.16     $10.00        $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................      (0.03)         (0.07)       (0.08)     (0.09)        (0.01)
Net Gain (Loss) on Securities
  (realized and unrealized) .................       0.25          (1.69)       (3.11)      1.37          0.01
                                                  ------         ------       ------     ------        ------
Total from Investment Operations ............       0.22          (1.76)       (3.19)      1.28            --

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......         --             --           --         --            --
Distributions (from Realized Gains) .........         --             --        (0.09)     (0.12)           --
                                                  ------         ------       ------     ------        ------
  Total Distributions .......................         --             --        (0.09)     (0.12)           --
                                                  ------         ------       ------     ------        ------
NET ASSET VALUE END OF PERIOD ...............      $6.34          $6.12        $7.88     $11.16        $10.00
                                                  ======         ======       ======     ======        ======
TOTAL RETURN (a) ............................      3.60%        (22.34%)     (28.78%)    12.69%         0.00%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........     $2,146         $4,129       $4,840     $7,092        $5,205
Ratio of Expenses to Average Net Assets .....      2.63%          2.35%        2.17%      2.15%         2.05%
Ratio of Net Investment Income (Loss)
  to Average Net Assets .....................      (0.84)        (0.85%)      (0.74%)    (0.77%)       (0.18%)
Portfolio Turnover Rate .....................        68%            62%          40%        73%           68%

--------------------------------------------------------------------------------
                           58  SEE ACCOMPANYING NOTES.

- FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - INTERNATIONAL SERIES (CLASS A)

                                                                       FISCAL PERIOD ENDED SEPTEMBER 30
                                                ----------------------------------------------------------------------------
                                                2003(b)(c)(p)    2002(b)(c)(n)    2001(b)(c)(h)   2000(b)(c)   1999(b)(c)(e)
                                                -------------    -------------    -------------   ----------   -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........       $5.53            $6.87           $11.01          $9.69        $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................       (0.01)           (0.06)           (0.09)         (0.13)        (0.03)
Net Gain (Loss) on Securities
  (realized and unrealized) .................       (0.44)           (1.28)           (3.65)          1.45         (0.28)
                                                   ------           ------           ------         ------        ------
Total from Investment Operations ............       (0.45)           (1.34)           (3.74)          1.32         (0.31)

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......          --               --               --             --            --
Distributions (from Realized Gains) .........          --               --            (0.40)            --            --
                                                   ------           ------           ------         ------        ------
  Total Distributions .......................          --               --            (0.40)            --            --
                                                   ------           ------           ------         ------        ------
NET ASSET VALUE END OF PERIOD ...............       $5.08            $5.53            $6.87         $11.01         $9.69
                                                   ======           ======           ======         ======        ======
TOTAL RETURN (a) ............................      (8.14%)         (19.51%)         (35.01%)        13.62%        (3.10%)

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........      $3,245           $3,093           $2,934         $4,414        $2,928
Ratio of Expenses to Average Net Assets .....       2.50%            2.50%            2.51%          2.46%         2.50%
Ratio of Net Investment Income (Loss)
  to Average Net Assets .....................      (0.54%)          (0.82%)          (0.98%)        (1.08%)       (0.41%)
Portfolio Turnover Rate .....................         42%             252%             170%           116%          115%

SECURITY EQUITY FUND - INTERNATIONAL SERIES (CLASS B)

                                                                        FISCAL PERIOD ENDED SEPTEMBER 30
                                                -----------------------------------------------------------------------------
                                                2003(b)(c)(p)    2002(b)(c)(n)    2001(b)(c)(h)    2000(b)(c)   1999(b)(c)(e)
                                                -------------    -------------    -------------    ----------   -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........      $5.38            $6.74            $10.88          $9.65         $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................      (0.04)           (0.10)            (0.15)         (0.22)         (0.07)
Net Gain (Loss) on Securities
  (realized and unrealized) .................      (0.40)           (1.26)            (3.59)          1.45          (0.28)
                                                  ------           ------            ------         ------         ------
Total from Investment Operations ............      (0.44)           (1.36)            (3.74)          1.23          (0.35)

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......         --               --                --             --             --
Distributions (from Realized Gains) .........         --               --             (0.40)            --             --
                                                  ------           ------            ------         ------         ------
  Total Distributions .......................         --               --             (0.40)            --             --
                                                  ------           ------            ------         ------         ------
NET ASSET VALUE END OF PERIOD ...............      $4.94            $5.38             $6.74         $10.88          $9.65
                                                  ======           ======            ======         ======         ======
TOTAL RETURN (a) ............................     (8.18%)         (20.18%)          (35.45%)        12.75%         (3.50%)

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........     $1,622           $1,696            $1,685         $2,520         $2,028
Ratio of Expenses to Average Net Assets .....      3.25%            3.25%             3.25%          3.26%          3.19%
Ratio of Net Investment Income (Loss)
  to Average Net Assets .....................     (1.32%)          (1.55%)           (1.73%)        (1.92%)        (1.09%)
Portfolio Turnover Rate .....................        42%             252%              170%           116%           115%

--------------------------------------------------------------------------------
                           59  SEE ACCOMPANYING NOTES.

- FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - INTERNATIONAL SERIES (CLASS C)

                                                                         FISCAL PERIOD ENDED SEPTEMBER 30
                                                --------------------------------------------------------------------------------
                                                2003(b)(c)(p)    2002(b)(c)(l)(n)    2001(b)(c)(h)    2000(b)(c)   1999(b)(c)(e)
                                                -------------    ----------------    -------------    ----------   -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........      $5.40              $6.76             $10.92          $9.68         $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................      (0.04)             (0.11)             (0.15)         (0.21)         (0.04)
Net Gain (Loss) on Securities
  (realized and unrealized) .................      (0.40)             (1.25)             (3.61)          1.45          (0.28)
                                                  ------             ------             ------         ------         ------
Total from Investment Operations ............      (0.44)             (1.36)             (3.76)          1.24          (0.32)

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......         --                 --                 --             --             --
Distributions (from Realized Gains) .........         --                 --              (0.40)            --             --
                                                  ------             ------             ------         ------         ------
  Total Distributions .......................         --                 --              (0.40)            --             --
                                                  ------             ------             ------         ------         ------
NET ASSET VALUE END OF PERIOD ...............      $4.96              $5.40              $6.76         $10.92          $9.68
                                                  ======             ======             ======         ======         ======
TOTAL RETURN (a) ............................     (8.15%)           (20.12%)           (35.50%)        12.81%         (3.20%)

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........     $1,764             $1,809             $2,244         $3,564         $2,493
Ratio of Expenses to Average Net Assets .....      3.25%              3.25%              3.25%          3.11%          2.78%
Ratio of Net Investment Income (Loss)
  to Average Net Assets .....................     (1.31%)            (1.57%)            (1.75%)        (1.76%)        (0.71%)
Portfolio Turnover Rate .....................        42%               252%               170%           116%           115%

--------------------------------------------------------------------------------
                           60  SEE ACCOMPANYING NOTES.

- FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - SELECT 25(R) SERIES (CLASS A)

                                                              FISCAL PERIOD ENDED SEPTEMBER 30
                                                 -----------------------------------------------------------
                                                 2003(c)(p)       2002(c)     2001(c)   2000(c)   1999(c)(e)
                                                 ----------       -------     -------   -------   ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........       $6.52          $7.58      $11.34    $10.53      $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................       (0.02)         (0.07)      (0.06)    (0.09)      (0.05)
Net Gain (Loss) on Securities
  (realized and unrealized) .................        0.05          (0.99)      (3.70)     0.90        0.58
                                                  -------        -------     -------    ------     -------
Total from Investment Operations ............        0.03          (1.06)      (3.76)     0.81        0.53

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......          --             --          --        --          --
Distributions (from Realized Gains) .........          --             --          --        --          --
                                                  -------        -------     -------    ------     -------
  Total Distributions .......................          --             --          --        --          --
                                                  -------        -------     -------    ------     -------
NET ASSET VALUE END OF PERIOD ...............       $6.55          $6.52       $7.58    $11.34      $10.53
                                                  =======        =======     =======    ======     =======
TOTAL RETURN (a) ............................       0.46%        (13.98%)    (33.16%)    7.69%       5.30%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........     $11,165        $11,933     $14,347    22,006     $13,975
Ratio of Expenses to Average Net Assets .....       1.67%          1.46%       1.39%     1.35%       1.48%
Ratio of Net Investment Income (Loss)
  to Average Net Assets .....................      (0.70%)        (0.81%)     (0.60%)   (0.74%)     (0.75%)
Portfolio Turnover Rate .....................         42%            33%         44%       89%         14%

SECURITY EQUITY FUND - SELECT 25(R) SERIES (CLASS B)

                                                                FISCAL PERIOD ENDED SEPTEMBER 30
                                                 -------------------------------------------------------------
                                                 2003(c)(p)     2002(c)     2001(c)     2000(c)    1999(c)(e)
                                                 ----------     -------     -------     -------    ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........      $6.36         $7.44       $11.22      $10.52      $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ................      (0.05)        (0.13)       (0.13)      (0.17)      (0.09)
Net Gain (Loss) on Securities
  (realized and unrealized) .................       0.05         (0.95)       (3.65)       0.87        0.61
                                                  ------        ------      -------     -------     -------
Total from Investment Operations ............         --         (1.08)       (3.78)       0.70        0.52

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ......         --            --           --          --          --
Distributions (from Realized Gains) .........         --            --           --          --          --
                                                  ------        ------      -------     -------     -------
  Total Distributions .......................         --            --           --          --          --
                                                  ------        ------      -------     -------     -------
NET ASSET VALUE END OF PERIOD ...............      $6.36         $6.36        $7.44      $11.22      $10.52
                                                  ======        ======      =======     =======     =======
TOTAL RETURN (a) ............................      0.00%       (14.52%)     (33.69%)      6.65%       5.20%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........     $7,864        $8,566      $11,519     $18,199     $12,938
Ratio of Expenses to Average Net Assets .....      2.42%         2.21%        2.14%       2.11%       2.19%
Ratio of Net Investment Income (Loss)
  to Average Net Assets .....................     (1.46%)       (1.56%)      (1.35%)     (1.49%)     (1.47%)
Portfolio Turnover Rate .....................        42%           33%          44%         89%         14%

--------------------------------------------------------------------------------
                           61  SEE ACCOMPANYING NOTES.

- FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - SELECT 25(R) SERIES (CLASS C)

                                                                      FISCAL PERIOD ENDED SEPTEMBER 30
                                                   ----------------------------------------------------------------------
                                                   2003(c)(p)     2002(c)(l)       2001(c)        2000(c)      1999(c)(e)
                                                   ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ..............    $6.38          $7.47         $11.26         $10.55         $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .....................    (0.05)         (0.13)         (0.13)         (0.17)         (0.09)
Net Gain (Loss) on Securities
  (realized and unrealized) ......................     0.05          (0.96)         (3.66)          0.88           0.64
                                                     ------        -------        -------         ------         ------
Total from Investment Operations .................       --          (1.09)         (3.79)          0.71           0.55

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ...........       --             --             --             --             --
Distributions (from Realized Gains) ..............       --             --             --             --             --
                                                     ------        -------        -------         ------         ------
  Total Distributions ............................       --             --             --             --             --
                                                     ------        -------        -------         ------         ------
NET ASSET VALUE END OF PERIOD ....................    $6.38          $6.38          $7.47         $11.26         $10.55
                                                     ======        =======        =======         ======         ======
TOTAL RETURN (a) .................................    0.00%        (14.59%)       (33.66%)         6.73%          5.50%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .............   $4,917         $3,954         $4,531         $7,294         $4,442
Ratio of Expenses to Average Net Assets ..........    2.42%          2.21%          2.14%          2.10%          2.07%
Ratio of Net Investment Income (Loss) to Average
  Net Assets .....................................   (1.45%)        (1.56%)        (1.35%)        (1.49%)        (1.34%)
Portfolio Turnover Rate ..........................      42%            33%            44%            89%            14%

--------------------------------------------------------------------------------
                           62  SEE ACCOMPANYING NOTES.

- FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - LARGE CAP GROWTH SERIES (CLASS A)

                                                                FISCAL PERIOD ENDED SEPTEMBER 30
                                                   -------------------------------------------------------------
                                                   2003(c)(p)       2002(c)      2001(b)(c)(h)     2000(c)(g)(h)
                                                   ----------     ----------     -------------     -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ............      $4.60          $6.00           $9.71            $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ...................      (0.01)         (0.05)          (0.08)            (0.05)
Net Gain (Loss) on Securities
  (realized and unrealized) ....................       0.31          (1.35)          (3.63)            (0.24)
                                                    -------        -------         -------            ------
Total from Investment Operations ...............       0.30          (1.40)          (3.71)            (0.29)

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .........         --             --              --                --
Distributions (from Realized Gains) ............         --             --              --                --
                                                    -------        -------         -------            ------
  Total Distributions ..........................         --             --              --                --
                                                    -------        -------         -------            ------
NET ASSET VALUE END OF PERIOD ..................      $4.90          $4.60           $6.00             $9.71
                                                    =======        =======         =======            ======
TOTAL RETURN (a) ...............................      6.52%        (23.33%)        (38.21%)           (2.90%)

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...........    $10,144         $9,243          $2,436            $2,405
Ratio of Expenses to Average Net Assets ........      1.83%          1.99%           2.00%             1.92%
Ratio of Net Investment Income (Loss)
  to Average Net Assets ........................     (0.61%)        (1.00%)         (1.10%)           (1.25%)
Portfolio Turnover Rate ........................        34%            12%              6%                5%

SECURITY EQUITY FUND - LARGE CAP GROWTH SERIES (CLASS B)

                                                                FISCAL PERIOD ENDED SEPTEMBER 30
                                                   -------------------------------------------------------------
                                                   2003(c)(p)      2002(c)        2001(b)(c)       2000(c)(g)(h)
                                                   ----------     ----------     -------------     -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ............      $4.50          $5.92           $9.65            $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ...................      (0.03)         (0.11)          (0.14)            (0.08)
Net Gain (Loss) on Securities
  (realized and unrealized) ....................       0.30          (1.31)          (3.59)            (0.27)
                                                     ------        -------         -------            ------
Total from Investment Operations ...............       0.27          (1.42)          (3.73)            (0.35)

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .........         --             --              --                --
Distributions (from Realized Gains) ............         --             --              --                --
                                                     ------        -------         -------            ------
  Total Distributions ..........................         --             --              --                --
                                                     ------        -------         -------            ------
NET ASSET VALUE END OF PERIOD ..................      $4.77          $4.50           $5.92             $9.65
                                                     ======        =======         =======            ======
TOTAL RETURN (a) ...............................      6.00%        (23.99%)        (38.65%)           (3.50%)

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...........     $1,813         $1,949          $1,955            $2,039
Ratio of Expenses to Average Net Assets ........      2.59%          2.82%           2.75%             2.68%
Ratio of Net Investment Income (Loss) to
  Average Net Assets ...........................     (1.38%)        (1.88%)         (1.85%)           (2.02%)
Portfolio Turnover Rate ........................        34%            12%              6%                5%

--------------------------------------------------------------------------------
                           63  SEE ACCOMPANYING NOTES.

- FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - LARGE CAP GROWTH SERIES (CLASS C)

                                                                FISCAL PERIOD ENDED SEPTEMBER 30
                                                   -------------------------------------------------------------
                                                   2003(c)(p)     2002(c)(l)       2001(b)(c)      2000(c)(g)(h)
                                                   ----------     ----------     -------------     -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ............      $4.52          $5.93           $9.65            $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ...................      (0.03)         (0.11)          (0.13)            (0.08)
Net Gain (Loss) on Securities
  (realized and unrealized) ....................       0.30          (1.30)          (3.59)            (0.27)
                                                     ------        -------         -------            ------
Total from Investment Operations ...............       0.27          (1.41)          (3.72)            (0.35)

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .........         --             --              --                --
Distributions (from Realized Gains) ............         --             --              --                --
                                                     ------        -------         -------            ------
   Total Distributions .........................         --             --              --                --
                                                     ------        -------         -------            ------
NET ASSET VALUE END OF PERIOD ..................      $4.79          $4.52           $5.93             $9.65
                                                     ======        =======         =======            ======
TOTAL RETURN (a) ...............................      5.97%        (23.78%)        (38.55%)           (3.50%)

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...........     $2,761         $2,547          $2,577            $2,102
Ratio of Expenses to Average Net Assets ........      2.59%          2.82%           2.75%             2.66%
Ratio of Net Investment Income (Loss)
  to Average Net Assets ........................     (1.36%)        (1.88%)         (1.85%)           (2.00%)
Portfolio Turnover Rate ........................        34%            12%              6%                5%

--------------------------------------------------------------------------------
                           64  SEE ACCOMPANYING NOTES.

- FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - TECHNOLOGY SERIES (CLASS A)

                                                                   FISCAL PERIOD ENDED SEPTEMBER 30
                                                   -------------------------------------------------------------------
                                                   2003(b)(c)(p)     2002(b)(c)     2001(b)(c)(h)     2000(b)(c)(g)(h)
                                                   -------------     ----------     -------------     ----------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .............      $2.37            $3.41            $9.33             $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ....................      (0.03)           (0.09)           (0.11)             (0.08)
Net Gain (Loss) on Securities
  (realized and unrealized) .....................       0.58            (0.95)           (5.81)             (0.59)
                                                      ------          -------          -------             ------
Total from Investment Operations ................       0.55            (1.04)           (5.92)             (0.67)

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ..........         --               --               --                 --
Distributions (from Realized Gains) .............         --               --               --                 --
                                                      ------          -------          -------             ------
   Total Distributions ..........................         --               --               --                 --
                                                      ------          -------          -------             ------
NET ASSET VALUE END OF PERIOD ...................      $2.92            $2.37            $3.41              $9.33
                                                      ======          =======          =======             ======
TOTAL RETURN (a) ................................     23.21%          (30.50%)         (63.45%)            (6.70%)

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ............     $2,709           $2,272           $3,023             $4,340
Ratio of Expenses to Average Net Assets .........      2.50%            2.50%            2.26%              2.28%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ....................................     (2.06%)          (2.28%)          (2.01%)            (2.05%)
Portfolio Turnover Rate .........................       174%             166%             240%               148%

SECURITY EQUITY FUND - TECHNOLOGY SERIES (CLASS B)

                                                                   FISCAL PERIOD ENDED SEPTEMBER 30
                                                   -------------------------------------------------------------------
                                                   2003(b)(c)(p)     2002(b)(c)     2001(b)(c)(h)     2000(b)(c)(g)(h)
                                                   -------------     ----------     -------------     ----------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ............       $2.28            $3.30            $9.21             $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ...................       (0.04)           (0.11)           (0.16)             (0.11)
Net Gain (Loss) on Securities
  (realized and unrealized) ....................        0.56            (0.91)           (5.75)             (0.68)
                                                      ------          -------          -------             ------
Total from Investment Operations ...............        0.52            (1.02)           (5.91)             (0.79)

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .........          --               --               --                 --
Distributions (from Realized Gains) ............          --               --               --                 --
                                                      ------          -------          -------             ------
  Total Distributions ..........................          --               --               --                 --
                                                      ------          -------          -------             ------
NET ASSET VALUE END OF PERIOD ..................       $2.80            $2.28            $3.30              $9.21
                                                      ======          =======          =======             ======
TOTAL RETURN (a) ...............................      22.81%          (30.91%)         (64.17%)            (7.90%)

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...........      $1,203             $737             $870             $1,971
Ratio of Expenses to Average Net Assets ........       3.25%            3.25%            3.01%              3.03%
Ratio of Net Investment Income (Loss)
  to Average Net Assets ........................      (2.79%)          (3.02%)          (2.76%)            (2.79%)
Portfolio Turnover Rate ........................        174%             166%             240%               148%

--------------------------------------------------------------------------------
                           65  SEE ACCOMPANYING NOTES.

- FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY EQUITY FUND - TECHNOLOGY SERIES (CLASS C)

                                                                      FISCAL PERIOD ENDED SEPTEMBER 30
                                                   ----------------------------------------------------------------------
                                                   2003(b)(c)(p)     2002(b)(c)(l)     2001(b)(c)(h)     2000(b)(c)(g)(h)
                                                   -------------     -------------     -------------     ----------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ............       $2.28              $3.30             $9.21             $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ...................       (0.04)             (0.11)            (0.16)             (0.11)
Net Gain (Loss) on Securities
  (realized and unrealized) ....................        0.56              (0.91)            (5.75)             (0.68)
                                                      ------            -------           -------             ------
Total from Investment Operations ...............        0.52              (1.02)            (5.91)             (0.79)

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .........          --                 --                --                 --
Distributions (from Realized Gains) ............          --                 --                --                 --
                                                      ------            -------           -------             ------
  Total Distributions ..........................          --                 --                --                 --
                                                      ------            -------           -------             ------
NET ASSET VALUE END OF PERIOD ..................       $2.80              $2.28             $3.30              $9.21
                                                      ======            =======           =======             ======
TOTAL RETURN (a) ...............................      22.81%            (30.91%)          (64.17%)            (7.90%)

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...........      $1,535             $1,168            $1,348             $2,276
Ratio of Expenses to Average Net Assets ........       3.25%              3.25%             3.01%              3.03%
Ratio of Net Investment Income (Loss)
  to Average Net Assets ........................      (2.81%)            (3.02%)           (2.77%)            (2.79%)
Portfolio Turnover Rate ........................        174%               166%              240%               148%

--------------------------------------------------------------------------------
                           66  SEE ACCOMPANYING NOTES.

- FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY MID CAP GROWTH FUND (CLASS A)

                                                                             FISCAL PERIOD ENDED SEPTEMBER 30
                                                   -------------------------------------------------------------------------------
                                                   2003(c)(p)     2002(c)(o)       2001(c)        2000(c)      1999(c)     1998(c)
                                                   ----------     ----------     ----------     ----------     -------     -------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ............      $7.03          $8.48          $15.28          $9.19        $7.65       $9.24
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ...................      (0.05)         (0.09)          (0.07)         (0.08)       (0.06)      (0.06)
Net Gain (Loss) on Securities
  (realized and unrealized) ....................       0.72          (1.30)          (5.38)          6.60         3.51       (1.06)
                                                    -------        -------        --------       --------      -------     -------
Total from Investment Operations ...............       0.67          (1.39)          (5.45)          6.52         3.45       (1.12)

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .........         --             --              --             --           --          --
Distributions (from Realized Gains) ............         --          (0.06)          (1.35)         (0.43)       (1.91)      (0.47)
                                                    -------        -------        --------       --------      -------     -------
  Total Distributions ..........................         --          (0.06)          (1.35)         (0.43)       (1.91)      (0.47)
                                                    -------        -------        --------       --------      -------     -------
NET ASSET VALUE END OF PERIOD ..................      $7.70          $7.03           $8.48         $15.28        $9.19       $7.65
                                                    =======        =======        ========       ========      =======     =======
TOTAL RETURN (a) ...............................      9.53%        (16.64%)        (38.19%)        72.82%       50.91%     (12.45%)

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...........    $90,913        $90,948        $131,498       $204,787      $96,238     $67,554
Ratio of Expenses to Average Net Assets ........      1.46%          1.20%           1.09%          1.11%        1.21%       1.23%
Ratio of Net Investment Income (Loss)
  to Average Net Assets ........................     (1.19%)        (0.92%)         (0.64%)        (0.62%)      (0.77%)     (0.64%)
Portfolio Turnover Rate ........................        67%            47%             48%            35%          54%        116%

SECURITY MID CAP GROWTH FUND (CLASS B)

                                                                             FISCAL PERIOD ENDED SEPTEMBER 30
                                                   -------------------------------------------------------------------------------
                                                   2003(c)(p)     2002(c)(o)       2001(c)        2000(c)      1999(c)     1998(c)
                                                   ----------     ----------     ----------     ----------     -------     -------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ............      $6.26          $7.62         $14.02          $8.54        $7.28        $8.90
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ...................      (0.07)         (0.16)         (0.17)         (0.19)       (0.14)       (0.14)
Net Gain (Loss) on Securities
  (realized and unrealized) ....................       0.63          (1.14)         (4.88)          6.10         3.31        (1.01)
                                                    -------        -------        -------        -------       ------      -------
Total from Investment Operations ...............       0.56          (1.30)         (5.05)          5.91         3.17        (1.15)

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .........         --             --             --             --           --           --
Distributions (from Realized Gains) ............         --          (0.06)         (1.35)         (0.43)       (1.91)       (0.47)
                                                    -------        -------        -------        -------       ------      -------
  Total Distributions ..........................         --          (0.06)         (1.35)         (0.43)       (1.91)       (0.47)
                                                    -------        -------        -------        -------       ------      -------
NET ASSET VALUE END OF PERIOD ..................      $6.82          $6.26          $7.62         $14.02        $8.54        $7.28
                                                    =======        =======        =======        =======       ======      =======
TOTAL RETURN (a) ...............................      8.95%        (17.35%)       (38.83%)        71.17%       49.39%      (13.30%)

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...........    $15,913        $17,502        $28,580        $38,812       $7,818       $5,610
Ratio of Expenses to Average Net Assets ........      2.21%          2.11%          2.09%          2.11%        2.21%        2.23%
Ratio of Net Investment Income (Loss)
  to Average Net Assets ........................     (1.95%)        (1.84%)        (1.64%)        (1.61%)      (1.77%)      (1.64%)
Portfolio Turnover Rate ........................        67%            47%            48%            35%          54%         116%

--------------------------------------------------------------------------------
                           67  SEE ACCOMPANYING NOTES.

- FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY MID CAP GROWTH FUND (CLASS C)

                                                                  FISCAL PERIOD ENDED SEPTEMBER 30
                                                   -------------------------------------------------------------
                                                   2003(c)(p)    2002(c)(l)(o)   2001(c)    2000(c)   1999(c)(f)
                                                   ----------    -------------   --------   -------   ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ............      $6.76          $8.22        $14.99     $9.11      $8.20
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) ...................      (0.07)         (0.16)        (0.18)    (0.20)     (0.07)
Net Gain (Loss) on Securities
  (realized and unrealized) ....................       0.68          (1.24)        (5.24)     6.51       0.98
                                                     ------        -------       -------    ------     ------
Total from Investment Operations ...............       0.61          (1.40)        (5.42)     6.31       0.91

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .........         --             --            --        --         --
Distributions (from Realized Gains) ............         --          (0.06)        (1.35)    (0.43)        --
                                                     ------        -------       -------    ------     ------
   Total Distributions .........................         --          (0.06)        (1.35)    (0.43)        --
                                                     ------        -------       -------    ------     ------
NET ASSET VALUE END OF PERIOD ..................      $7.37          $6.76         $8.22    $14.99      $9.11
                                                     ======        =======       =======    ======     ======
TOTAL RETURN (a) ...............................      9.02%        (17.30%)      (38.78%)   71.10%     11.10%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...........     $6,699         $5,883        $4,194    $3,017        $95
Ratio of Expenses to Average Net Assets ........      2.21%          2.12%         2.09%     2.11%      2.21%
Ratio of Net Investment Income (Loss)
  to Average Net Assets ........................     (1.95%)        (1.85%)       (1.66%)   (1.61%)    (1.75%)
Portfolio Turnover Rate ........................        67%            47%           48%       35%        54%

--------------------------------------------------------------------------------
                           68  SEE ACCOMPANYING NOTES.

- FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

(a) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C.
(b) Fund expenses were reduced by the Investment Manager during the period and expense ratios absent such reimbursement would have been as follows:

                                          2003   2002   2001   2000    1999   1998
     Social Awareness Series   Class A    N/A    N/A    N/A    N/A     N/A    1.5%
                               Class B    N/A    N/A    N/A    N/A     N/A    2.5%
     Mid Cap Value Series      Class A    N/A    N/A    N/A    N/A     N/A    1.5%
                               Class B    N/A    N/A    N/A    N/A     N/A    2.6%
     Small Cap Growth Series   Class A    2.7%   N/A    N/A    1.6%    1.5%   2.4%
                               Class B    3.4%   N/A    N/A    2.5%    2.9%   3.4%
                               Class C    3.4%   N/A    N/A    2.5%    2.5%   N/A
     International Series      Class A    3.6%   4.2%   3.8%   3.5%    4.7%   N/A
                               Class B    4.4%   5.0%   4.5%   4.3%    5.4%   N/A
                               Class C    4.4%   5.0%   4.5%   4.1%    5.0%   N/A
     Large Cap Growth Series   Class A    N/A    N/A    2.2%   N/A     N/A    N/A
                               Class B    N/A    N/A    2.9%   N/A     N/A    N/A
                               Class C    N/A    N/A    2.9%   N/A     N/A    N/A
     Technology Series         Class A    3.9%   3.2%   2.7%   2.3%    N/A    N/A
                               Class B    4.7%   3.9%   3.4%   3.0%    N/A    N/A
                               Class C    4.7%   3.9%   3.5%   3.0%    N/A    N/A

(c) Net investment income (loss) was computed using average shares outstanding throughout the period.
(d) Security Small Cap Growth Series was initially capitalized on October 15, 1997, with a net asset value of $10 per share. Percentage amounts for the period, except for total return, have been annualized.
(e) Security Enhanced Index Series, Security International Series and Security Select 25(R) Series were initially capitalized on January 29, 1999, with a net asset value of $10 per share. Percentage amounts for the period, except for total return, have been annualized.
(f) Class "C" Shares were initially offered for sale on January 29, 1999. Percentage amounts for the period, except total return, have been annualized.
(g) Security Large Cap Growth Series and Security Technology Series were initially capitalized on May 1, 2000, with a net asset value of $10 per share. Percentage amounts for the period, except total return, have been annualized.
(h) Expense ratios, including reimbursements, were calculated without the reduction for custodian fees earnings credits beginning May 1, 2000 for Security Large Cap Growth Series, Security Technology Series and Security International Series. Expense ratios with such reductions would have been as follows:

                                        2003    2002     2001    2000
International Series          Class A    N/A     N/A     2.49%    N/A
                              Class B    N/A     N/A     3.23%    N/A
                              Class C    N/A     N/A     3.23%    N/A
Large Cap Growth Series       Class A    N/A     N/A     1.99%   1.85%
                              Class B    N/A     N/A      N/A    2.61%
                              Class C    N/A     N/A      N/A    2.60%
Technology Series             Class A    N/A     N/A     2.25%   2.25%
                              Class B    N/A     N/A     3.00%   3.00%
                              Class C    N/A     N/A     3.00%   3.00%

(i) The Dreyfus Corporation became sub-advisor of Security Large Cap Value Fund effective January 1, 2001. Prior to January 1, 2001, advisory services were provided by the Investment Manager.
(j) As required, effective October 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed income securities. The effect of this change for the period ended September 30, 2002, was to increase net investment income per share by less than 1/2 of a cent, decrease net realized and unrealized gains and losses per share by less than 1/2 of a cent and increase the ratio of net investment income to average net assets from 0.06% to 0.07% Per share, ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(k) The financial highlights for the Equity Series as set forth herein exclude the historical financial highlights of the Total Return Series Class A, B and C shares. The assets of the Total Return Series were acquired by the Equity Series on August 27, 2002.
(l) The financial highlights for the Class C shares exclude the historical financial highlights of the Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.
(m) RS Investments, Inc., became the sub-advisor of Small Cap Growth Series effective September 3, 2002. Prior to September 3, 2002, Security Management Company, LLC (SMC) paid Strong Capital Management, Inc., for sub-advisory services.
(n) Templeton/Franklin Investment Services, Inc., became the sub-advisor of International Series effective September 3, 2002. Prior to September 3, 2002, Security Management Company, LLC (SMC) paid Deutsche Asset Management, Inc., for sub-advisory services.
(o) Effective May 1, 2002 the fee structure for Security Large Cap Value Fund, Equity, Global Series and Security Mid Cap Growth Fund changed. Per share information reflects this change.
(p) Unaudited figures for the six months ended March 31, 2003. Percentage amounts for the period, except total return, have been annualized.

--------------------------------------------------------------------------------
                           69  SEE ACCOMPANYING NOTES.

- NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

   Security Large Cap Value, Equity and Mid Cap Growth Funds (the Funds) are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The shares of Security Equity Fund are currently issued in multiple Series, with each Series, in effect, representing a separate fund. The Fund is required to account for the assets of each Series separately and to allocate general liabilities of the Fund to each Series based on the relative net assets of each Series. Class "A" shares are generally sold with a sales charge at the time of purchase. Class "A" shares are not subject to a sales charge when they are redeemed, except that purchases of Class "A" shares of $1 million or more sold without a front-end sales charge are subject to a contingent deferred sales charge if redeemed within one year of purchase. Class "B" shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of the shares within five years of acquisition incur a contingent deferred sales charge. Class "C" shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of the shares within one year of acquisition incur a contingent deferred sales charge. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

   A. SECURITY VALUATION -- Securities listed or traded on a national securities exchange are valued on the basis of the last sales price. If there are no sales on a particular day, then the securities are valued at the last bid price. If a security is traded on multiple exchanges, its value will be based on prices from the principal exchange where it is traded. All other securities for which market quotations are available are valued on the basis of the current bid price. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or the Funds' investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair market value. The Funds generally will value short-term debt securities at prices based on market quotations for securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

   Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. The Global Series', International Series' and Technology Series' investments in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject these Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

   B. REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

   C. FOREIGN CURRENCY TRANSACTIONS - The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

   The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

   Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of portfolio securities and other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

   D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Global Series and International Series may enter into forward foreign exchange contracts in order to manage foreign currency risk from purchase or sale of securities denominated in foreign currency. These funds may also enter into such contracts to manage changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are settled and are reflected in the statement of operations. These contracts involve market risk in excess of the amount reflected in the statement of assets and liabilities. The face or contract amount in U.S. dollars reflects the total exposure these funds have in that particular currency contract. Losses may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

   E. FUTURES - Large Cap Value Fund, Equity Series, Social Awareness Series, Small Cap Growth Series, Enhanced Index Series, International Series, and Mid Cap Growth Fund utilize futures contracts to a limited extent, with the objectives of maintaining full exposure to the underlying stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. These funds may purchase

--------------------------------------------------------------------------------

- NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2003

futures contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. In the event of redemptions, the Funds may pay departing shareholders from its cash balances and reduce their futures positions accordingly. Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indexes and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to deposit and maintain as collateral either cash or securities, representing the initial margin, equal to a certain percentage of the contract value. Subsequent changes in the value of the contract, or variation margin, are recorded as unrealized gains or losses. The variation margin is paid or received in cash daily by the Funds. The Funds realize a gain or loss when the contract is closed or expires.

   F. OPTION WRITING- When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds as writers of options bear the market risk of an unfavorable change in the price of the security underlying the written option.

   G. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are reported on an identified cost basis. Dividend income less foreign taxes withheld (if any) plus foreign taxes recoverable (if any) are recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

   H. DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

   I. TAXES - The Funds complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed all of their taxable net income and net realized gains sufficient to relieve them from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

   J. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   K. SECURITIES LENDING - Certain of the Series may lend up to 33 1/3% of the value of total assets to broker/dealers, banks, or other institutional borrowers of securities in order to earn additional income. Each Series' policy is to maintain collateral in the form of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under its investment program equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

   Management fees are payable to Security Management Company, LLC (SMC) under investment advisory contracts at an annual rate of 0.75% of the average daily net assets for Security Large Cap Value Fund, Equity, Enhanced Index, Select 25 Series and Security Mid Cap Growth Fund, 1.00% for Global, Social Awareness, Mid Cap Value, Small Cap Growth, Large Cap Growth and Technology Series, and 1.10% for International Series.

   SMC also acts as the administrative agent and transfer agent for the Funds, and as such performs administrative functions, transfer agency and dividend disbursing services, and the bookkeeping, accounting and pricing functions for each fund. For these services, the Investment Manager receives, from the Global, International Series and Technology Series an administrative fee equal to .045% of the average daily net assets of the series plus the greater of .10% of the average net assets or $60,000. For administrative services provided to the Security Large Cap Value Fund, the Equity, Social Awareness, Mid Cap Value, Small Cap Growth, Enhanced Index, Select 25, Large Cap Growth Series and the Security Mid Cap Growth Fund, SMC receives an administrative fee equal to .09% of the average daily net assets of each series. For transfer agent services, SMC is paid an annual fixed charge per account as well as a transaction fee for all shareholder and dividend payments.

   SMC pays the Dreyfus Corporation an annual fee equal to .25% of the average daily closing value of the combined net assets of Large Cap Value Fund and another fund managed by SMC, SBL Series B, computed on a daily basis. Beginning January 1, 2002, the Dreyfus Corporation agreed to waive .10% of the average daily closing value of the combined net assets of Large Cap Value Fund and SBL Series B, computed on a daily basis until December 31, 2006.

--------------------------------------------------------------------------------

- NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2003

   SMC pays OppenheimerFunds, Inc. an annual fee equal to a percentage of the average daily closing value of the combined average daily net assets of Global Series and another fund managed by SMC, SBL Series D, computed on a daily basis as follows:

COMBINED AVERAGE DAILY NET ASSETS                               ANNUAL FEES
---------------------------------                               -----------
$0 to $300 Million ............................................     .35%
$300 Million to $750 Million ..................................     .30%
$750 Million or more ..........................................     .25%

   SMC pays RS Investments an annual fee equal to a percentage of the average daily closing value of the combined net assets of Small Cap Growth Series and another fund managed by SMC, SBL Series X, computed on a daily basis as follows:

COMBINED AVERAGE DAILY NET ASSETS                               ANNUAL FEES
---------------------------------                               -----------
$0 to $100 Million ............................................    0.55%
$100 Million to $400 Million ..................................    0.50%
Over $400 Million .............................................    0.45%

   Deutsche Asset Management, Inc. furnishes investment advisory services to the Enhanced Index Series. For such services to the Enhanced Index Series SMC pays Deutsche Asset Management, Inc. an annual fee equal to a percentage of the average daily closing value of the combined net assets of Enhanced Index Series and another fund managed by SMC, SBL Series H, computed on a daily basis as follows:

COMBINED AVERAGE DAILY NET ASSETS                               ANNUAL FEES
---------------------------------                               -----------
$0 to $100 Million ............................................     .20%
$100 Million to $300 Million ..................................     .15%
$300 Million or more ..........................................     .13%

   SMC also pays Deutsche Asset Management, Inc. a minimum fee equal to $200,000 per year in the third and following years of the Series' operations.

   SMC pays Templeton Investment Counsel an annual fee equal to a percentage of the average daily closing value of the combined net assets of International Series and another fund managed by SMC, SBL Series I, computed on a daily basis as follows:

COMBINED AVERAGE DAILY NET ASSETS                               ANNUAL FEES
---------------------------------                               -----------
$0 to $50 Million .............................................    .625%
$50 Million to $200 Million ...................................    .465%
$200 Million to $500 Million ..................................    .375%
Over $500 Million                                                  .350%

   Wellington Management Company, LLP furnishes investment advisory services to the Technology Series. For such services, SMC pays Wellington an annual fee equal to .50% of the average daily closing value of the combined net assets of Technology Series and another fund managed by SMC, SBL Series T.

   SMC has agreed to limit the total expenses of the Enhanced Index and Select 25 Series to 1.75%, Social Awareness, Mid Cap Value, Small Cap Growth and Large Cap Growth Series to 2.00%, and International and Technology Series to 2.25%, in each case exclusive of interest, taxes, extraordinary expenses, brokerage fees and commissions and 12b-1 fees. The expense limits other than those for Enhanced Index, Select 25 and International Series are voluntary limits which may be limited at any time without notice to shareholders.

   The Funds have adopted Distribution Plans related to the offering of Class B and Class C shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 and Small Cap Growth, Enhanced Index, International, Select 25, Large Cap Growth and the Technology Series have also adopted such a Plan with respect to their Class A Shares. The plans provide for payments at an annual rate of 1.00% of the average daily net assets of each Fund's Class B and Class C shares and 0.25% of the average daily net assets of the Small Cap Growth, Enhanced Index, International, Select 25 Series, Large Cap Growth and the Technology Series Class A shares. The shareholders approved a 12b-1 distribution plan on Class A shares for Security Large Cap Value Fund, Equity, Global, Social Awareness, Mid Cap Value Series and Security Mid Cap Growth Fund. The plans provide for payment at an annual rate of 0.25% of the average daily net assets on Class A shares. These distribution plans were effective May 1, 2002.

--------------------------------------------------------------------------------

- NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2003

   Security Distributors, Inc. (SDI), a wholly-owned subsidiary of Security Benefit Group, Inc. and the national distributor of the Funds, received net underwriting commissions on sales of shares after allowances to brokers and dealers. All amounts are presented in the following table:

                                                               SDI
                                                           UNDERWRITING
                                                           COMMISSIONS
                                                           ------------
                    Large Cap Value Fund ................     $1,219
                    Security Equity Fund:
                      Equity Series .....................      2,390
                      Global Series .....................      2,585
                      Social Awareness Series ...........        910
                      Mid Cap Value Series ..............      5,751
                      Small Cap Growth Series ...........      1,005
                      Enhanced Index Series .............        820
                      International Series ..............        151
                      Select 25 Series ..................      1,571
                      Large Cap Growth Series ...........        259
                      Technology Series .................        203
                    Security Mid Cap Growth Fund ........      3,065

   Certain officers and directors of the Funds are also officers and/or directors of Security Benefit Life Insurance Company and its subsidiaries, which include SMC and SDI.

3. FEDERAL UNREALIZED APPRECIATION/DEPRECIATION

   For federal income tax purposes, the amounts of unrealized appreciation (depreciation) on investments at March 31, 2003, were as follows:

                                                                             GROSS          GROSS        NET UNREALIZED
                                                                          UNREALIZED      UNREALIZED      APPRECIATION
                                                                         APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                                                         ------------    ------------    --------------
   Large Cap Value Fund .............................................    $    691,416    $ (7,580,331)    $(6,888,915)
   Security Equity Fund:
     Equity Series ..................................................      75,580,657     (62,985,707)     12,594,950
     Global Series ..................................................       2,469,955     (15,673,395)    (13,203,440)
     Social Awareness Series ........................................       1,140,381      (4,938,231)     (3,797,850)
     Mid Cap Value Series ...........................................      13,547,909     (18,036,901)     (4,488,992)
     Small Cap Growth Series ........................................       1,249,531        (969,379)        280,152
     Enhanced Index Series ..........................................         331,442      (2,207,251)     (1,875,809)
     International Series ...........................................         104,093      (1,263,911)     (1,159,818)
     Select 25 Series ...............................................         680,128      (5,150,540)     (4,470,412)
     Large Cap Growth Series ........................................         385,613      (2,676,994)     (2,291,381)
     Technology Series ..............................................         160,766        (685,302)       (524,536)
   Security Mid Cap Growth Fund .....................................      13,005,429     (28,259,315)    (15,253,886)

4. INVESTMENT TRANSACTIONS

   Investment transactions for the six months ended March 31, 2003, (excluding overnight investments and short-term commercial paper) were as follows:

                                                                                                           PROCEEDS
                                                                                           PURCHASES      FROM SALES
                                                                                           ---------      ----------
   Large Cap Value Fund .............................................................    $ 11,751,831    $ 12,132,430
   Security Equity Fund:
     Equity Series ..................................................................     110,687,083     122,561,760
     Global Series ..................................................................      20,538,653      30,047,435
     Social Awareness Series ........................................................       1,611,036       2,513,694
     Mid Cap Value Series ...........................................................      46,386,801      51,788,444
     Small Cap Growth Series ........................................................      15,539,888      11,288,626
     Enhanced Index Series ..........................................................       4,482,401      10,563,506
     International Series ...........................................................       1,890,680       1,345,714
     Select 25 Series ...............................................................       6,690,052       4,722,711
     Large Cap Growth Series ........................................................       2,595,804       2,332,100
     Technology Series ..............................................................       4,181,445       4,295,386
   Security Mid Cap Growth Fund .....................................................      38,935,210      47,915,668

--------------------------------------------------------------------------------

- NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2003

5. FORWARD FOREIGN EXCHANGE CONTRACTS

   At March 31, 2003, Global Series had the following open forward foreign exchange contracts to buy or sell currency (excluding foreign currency contracts used for purchase and sale settlements):

                                                                                           U.S. $ VALUE        NET UNREALIZED
CONTRACTS                 SETTLEMENT           FOREIGN CURRENCY        AMOUNT TO BE            AS OF            APPRECIATION
TO SELL                      DATE               TO BE DELIVERED     RECEIVED IN U.S. $       3/31/2003         (DEPRECIATION)
--------                  ----------           ----------------     ------------------     ------------        --------------
GLOBAL SERIES
Japanese Yen           05/01/03-05/02/03          471,585,847           $3,850,000          $3,981,821           $(131,821)
                                                                                                                 =========

6. OPEN FUTURES CONTRACTS

                                                      NUMBER OF     EXPIRATION     CONTRACT          MARKET     UNREALIZED
                                          POSITION    CONTRACTS        DATE         AMOUNT           VALUE      GAIN/LOSS
                                          --------    ---------     ----------     --------          ------     ----------
ENHANCED INDEX SERIES
S&P 500 E-Mini Future ..................    Long          4         6/20/2003        $173,307        $169,400     $(3,907)
S&P 500 Index Future ...................    Long          1         6/20/2003         199,431         211,750      12,319
                                                                                                                ---------
                                                                                                                  $ 8,412
                                                                                                                =========

EQUITY SERIES
S&P 500 Index Future ...................    Long         60         6/20/2003     $12,434,250     $12,705,000    $270,750
                                                                                                                =========

--------------------------------------------------------------------------------

- NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2003

7. CAPITAL SHARE TRANSACTIONS

   The Funds are authorized to issue unlimited number of shares in an unlimited number of classes. Transactions in the capital shares of the Funds for the period ended March 31, 2003 and for the year ending September 30, 2002, respectively were as follows:

                                 2003           2003          2003            2003              2003 TOTAL           2003 TOTAL
                                SHARES         AMOUNT        SHARES          AMOUNT        INCREASE/(DECREASE)   INCREASE/(DECREASE)
                                 SOLD           SOLD        REDEEMED        REDEEMED              SHARES               AMOUNT
                               ---------    -----------    -----------    -------------         ----------          ------------
Large Cap Value Fund
    Class A shares ......        763,147    $ 3,355,810       (975,835)   $  (4,324,714)          (212,688)         $   (968,904)
    Class B shares ......        395,415      1,690,953       (295,716)      (1,239,280)            99,699               451,673
    Class C shares ......        102,633        448,487        (76,887)        (329,884)            25,746               118,603
                               ---------    -----------    -----------    -------------         ----------          ------------
    Total ...............      1,261,195    $ 5,495,250     (1,348,438)   $  (5,893,878)           (87,243)         $   (398,628)
                               =========    ===========    ===========    =============         ==========          ============
Security Equity Fund:
  Equity Series
    Class A shares ......      5,846,240    $31,161,496     (8,601,020)   $ (45,812,162)        (2,754,780)         $(14,650,666)
    Class B shares ......      2,285,035     11,102,620     (2,874,310)     (14,001,192)          (589,275)           (2,898,572)
    Class C shares ......        382,873      1,991,361       (266,927)      (1,352,160)           115,946               639,201
                               ---------    -----------    -----------    -------------         ----------          ------------
    Total ...............      8,514,148    $44,255,477    (11,742,257)   $ (61,165,514)        (3,228,109)         $(16,910,037)
                               =========    ===========    ===========    =============         ==========          ============
  Global Series
    Class A shares ......      9,467,781    $90,067,649    (10,939,762)   $(104,174,016)        (1,471,981)         $(14,106,367)
    Class B shares ......        120,274      1,075,427       (692,098)      (6,051,595)          (571,824)           (4,976,168)
    Class C shares ......         68,172        621,096        (65,476)        (588,458)             2,696                32,638
                               ---------    -----------    -----------    -------------         ----------          ------------
    Total ...............      9,656,227    $91,764,172    (11,697,336)   $(110,814,069)        (2,041,109)         $(19,049,897)
                               =========    ===========    ===========    =============         ==========          ============
  Social Awareness Series
    Class A shares ......         54,439    $   864,276        (59,045)   $    (930,027)            (4,606)         $    (65,751)
    Class B shares ......         28,095        425,746        (68,169)      (1,020,554)           (40,074)             (594,808)
    Class C shares ......         20,457        317,394        (12,209)        (182,045)             8,248               135,349
                               ---------    -----------    -----------    -------------         ----------          ------------
    Total ...............        102,991    $ 1,607,416       (139,423)   $  (2,132,626)           (36,432)         $   (525,210)
                               =========    ===========    ===========    =============         ==========          ============
  Mid Cap Value Series
    Class A shares ......      1,287,335    $23,009,747     (1,325,624)   $ (23,635,863)           (38,289)         $   (626,116)
    Class B shares ......        365,506      6,102,896       (501,432)      (8,259,840)          (135,926)           (2,156,944)
    Class C shares ......        213,749      3,637,524       (201,417)      (3,380,159)            12,332               257,365
                               ---------    -----------    -----------    -------------         ----------          ------------
    Total ...............      1,866,590    $32,750,167     (2,028,473)   $ (35,275,862)          (161,883)         $ (2,525,695)
                               =========    ===========    ===========    =============         ==========          ============
  Small Cap Growth Series
    Class A shares ......        282,395    $ 2,245,560       (273,706)   $  (2,193,196)             8,689          $     52,364
    Class B shares ......        113,246        862,172        (96,137)        (734,600)            17,109               127,572
    Class C shares ......         63,760        509,911        (42,044)        (320,655)            21,716               189,256
                               ---------    -----------    -----------    -------------         ----------          ------------
    Total ...............        459,401    $ 3,617,643       (411,887)   $  (3,248,451)            47,514          $    369,192
                               =========    ===========    ===========    =============         ==========          ============
  Enhanced Index Series
    Class A shares ......        201,007    $ 1,364,310       (518,100)   $  (3,592,076)          (317,093)         $ (2,227,766)
    Class B shares ......        111,277        731,412       (439,328)      (2,969,318)          (328,051)           (2,237,906)
    Class C shares ......         61,337        403,174       (397,360)      (2,706,554)          (336,023)           (2,303,380)
                               ---------    -----------    -----------    -------------         ----------          ------------
    Total ...............        373,621    $ 2,498,896     (1,354,788)   $  (9,267,948)          (981,167)         $ (6,769,052)
                               =========    ===========    ===========    =============         ==========          ============
  International Series
    Class A shares ......      1,714,644    $ 9,645,696     (1,636,280)   $  (9,278,571)            78,364          $    367,125
    Class B shares ......         29,724        164,794        (16,229)         (86,122)            13,495                78,672
    Class C shares ......        765,695      4,197,639       (745,013)      (4,083,782)            20,682               113,857
                               ---------    -----------    -----------    -------------         ----------          ------------
    Total ...............      2,510,063    $14,008,129     (2,397,522)   $ (13,448,475)           112,541          $    559,654
                               =========    ===========    ===========    =============         ==========          ============
  Select 25 Series
    Class A shares ......        210,079    $ 1,419,463       (334,417)   $  (2,268,685)          (124,338)         $   (849,222)
    Class B shares ......         81,908        544,972       (192,629)      (1,273,595)          (110,721)             (728,623)
    Class C shares ......        209,479      1,404,376        (58,371)        (378,797)           151,108             1,025,579
                               ---------    -----------    -----------    -------------         ----------          ------------
    Total ...............        501,466    $ 3,368,811       (585,417)   $  (3,921,077)           (83,951)         $   (552,266)
                               =========    ===========    ===========    =============         ==========          ============
  Large Cap Growth Series
    Class A shares ......        240,201    $ 1,183,936       (178,715)   $    (900,979)            61,486          $    282,957
    Class B shares ......        136,432        665,722       (189,921)        (943,271)           (53,489)             (277,549)
    Class C shares ......         72,954        358,521        (60,440)        (295,580)            12,514                62,941
                               ---------    -----------    -----------    -------------         ----------          ------------
    Total ...............        449,587    $ 2,208,179       (429,076)   $  (2,139,830)            20,511          $     68,349
                               =========    ===========    ===========    =============         ==========          ============
  Technology Series
    Class A shares ......        355,853    $ 1,080,040       (386,078)   $  (1,141,958)           (30,225)         $    (61,918)
    Class B shares ......        154,596        450,449        (47,870)        (132,540)           106,726               317,909
    Class C shares ......         63,335        178,402        (26,703)         (73,640)            36,632               104,762
                               ---------    -----------    -----------    -------------         ----------          ------------
    Total ...............        573,784    $ 1,708,891       (460,651)   $  (1,348,138)           113,133          $    360,753
                               =========    ===========    ===========    =============         ==========          ============
Security Mid Cap Growth Fund
    Class A shares ......      1,836,045    $14,059,041     (2,966,341)   $ (22,405,509)        (1,130,296)         $ (8,346,468)
    Class B shares ......        342,803      2,361,259       (808,097)      (5,360,588)          (465,294)           (2,999,329)
    Class C shares ......        198,155      1,472,246       (160,131)      (1,164,964)            38,024               307,282
                               ---------    -----------    -----------    -------------         ----------          ------------
    Total ...............      2,377,003    $17,892,546     (3,934,569)   $ (28,931,061)        (1,557,566)         $(11,038,515)
                               =========    ===========    ===========    =============         ==========          ============

--------------------------------------------------------------------------------

- NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2003

7.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                  2002              2002               2002             2002
                                 SHARES            AMOUNT             SHARES           AMOUNT
                                  SOLD              SOLD            REINVESTED       REINVESTED
                               ----------       -------------       ----------       -----------
Large Cap Value Fund
    Class A shares .........    1,193,136       $   6,466,262           33,045       $   197,941
    Class B shares .........      547,656           2,868,781                -                 -
    Class C shares .........      322,760           1,700,069                -                 -
    Class S shares .........        3,996              22,400                -                 -
                               ----------       -------------       ----------       -----------
    Total ..................    2,067,548       $  11,057,512           33,045       $   197,941
                               ==========       =============       ==========       ===========
Security Equity Fund:
  Equity Series
    Class A shares .........   12,042,285       $  76,351,535                -       $         -
    Class B shares .........    3,848,604          24,139,027                -                 -
    Class C shares .........      557,043           3,487,971                -                 -
    Class S shares .........        5,465              36,817                -                 -
                               ----------       -------------       ----------       -----------
    Total ..................   16,453,397       $ 104,015,350                -       $         -
                               ==========       =============       ==========       ===========
  Global Series
    Class A shares .........   17,098,344       $ 193,880,867                -       $         -
    Class B shares .........      527,452           5,999,231                -                 -
    Class C shares .........      345,302           3,864,735                -                 -
    Class S shares .........        1,324              16,796                -                 -
                               ----------       -------------       ----------       -----------
    Total ..................   17,972,422       $ 203,761,629                -       $         -
                               ==========       =============       ==========       ===========
  Social Awareness Series
    Class A shares .........      193,611       $   3,565,917                -       $         -
    Class B shares .........       83,304           1,442,914                -                 -
    Class C shares .........       31,525             558,479                -                 -
    Class S shares .........            -                   -                -                 -
                               ----------       -------------       ----------       -----------
    Total ..................      308,440       $   5,567,310                -       $         -
                               ==========       =============       ==========       ===========
  Mid Cap Value Series
    Class A shares .........    2,681,687       $  57,296,305           43,856       $   908,701
    Class B shares .........    1,538,369          31,715,651           27,649           546,059
    Class C shares .........    1,079,682          22,853,396            6,475           130,026
    Class S shares .........       24,373             546,845            5,427           111,634
                               ----------       -------------       ----------       -----------
    Total ..................    5,324,111       $ 112,412,197           83,407       $ 1,696,420
                               ==========       =============       ==========       ===========
  Small Cap Growth Series
    Class A shares .........      532,394       $   5,349,414                -       $         -
    Class B shares .........      356,036           3,562,949                -                 -
    Class C shares .........      171,086           1,682,678                -                 -
    Class S shares .........        2,828              32,238                -                 -
                               ----------       -------------       ----------       -----------
    Total ..................    1,062,344       $  10,627,279                -       $         -
                               ==========       =============       ==========       ===========
  Enhanced Index Series
    Class A shares .........      636,383       $   4,828,573                -       $         -
    Class B shares .........      285,356           2,127,224                -                 -
    Class C shares .........      161,948           1,271,028                -                 -
    Class S shares .........            -                   -                -                 -
                               ----------       -------------       ----------       -----------
    Total ..................    1,083,687       $   8,226,825                -       $         -
                               ==========       =============       ==========       ===========
  International Series
    Class A shares .........      826,825       $   5,286,550                -       $         -
    Class B shares .........       85,295             542,278                -                 -
    Class C shares .........    1,031,609           6,362,667                -                 -
    Class S shares .........           29                 200                -                 -
                               ----------       -------------       ----------       -----------
    Total ..................    1,943,758       $  12,191,695                -       $         -
                               ==========       =============       ==========       ===========
  Select 25 Series
    Class A shares .........      449,230       $   3,730,554                -       $         -
    Class B shares .........      286,019           2,292,073                -                 -
    Class C shares .........      129,055           1,038,746                -                 -
    Class S shares .........          553               4,800                -                 -
                               ----------       -------------       ----------       -----------
    Total ..................      864,857       $   7,066,173                -       $         -
                               ==========       =============       ==========       ===========
  Large Cap Growth Series
    Class A shares .........    1,949,955       $  10,239,483                -       $         -
    Class B shares .........      273,903           1,520,855                -                 -
    Class C shares .........      226,975           1,307,126                -                 -
    Class S shares .........          390               2,480                -                 -
                               ----------       -------------       ----------       -----------
    Total ..................    2,451,223       $  13,069,944                -       $         -
                               ==========       =============       ==========       ===========
  Technology Series
    Class A shares .........      452,192       $   1,871,160                -       $         -
    Class B shares .........       77,250             287,638                -                 -
    Class C shares .........      188,074             685,197                -                 -
    Class S shares .........           64                 280                -                 -
                               ----------       -------------       ----------       -----------
    Total ..................      717,580       $   2,844,275                -       $         -
                               ==========       =============       ==========       ===========
Security Mid Cap Growth Fund
    Class A shares .........    5,544,892       $  54,000,517           79,784       $   829,746
    Class B shares .........      910,549           7,745,638           20,366           189,811
    Class C shares .........      589,690           5,405,335            3,053            30,713
    Class S shares .........       22,162             227,995              982            10,135
                               ----------       -------------       ----------       -----------
    Total ..................    7,067,293       $  67,379,485          104,185       $ 1,060,405
                               ==========       =============       ==========       ===========

                                  2002                2002            2002 TOTAL            2002 TOTAL
                                 SHARES              AMOUNT       INCREASE/(DECREASE)   INCREASE/(DECREASE)
                                REDEEMED            REDEEMED            SHARES                 AMOUNT
                               -----------      ---------------      ------------          -------------
Large Cap Value Fund
    Class A shares .........    (1,840,565)      $ (10,034,941)          (614,384)         $  (3,370,738)
    Class B shares .........      (437,132)         (2,202,677)           110,524                666,104
    Class C shares .........      (130,743)           (646,451)           192,017              1,053,618
    Class S shares .........       (11,632)            (64,472)            (7,636)               (42,072)
                               -----------       -------------       ------------          -------------
    Total ..................    (2,420,072)      $ (12,948,541)          (319,479)         $  (1,693,088)
                               ===========       =============       ============          =============
Security Equity Fund:
  Equity Series
    Class A shares .........   (19,759,506)      $(125,366,721)        (7,717,221)         $ (49,015,186)
    Class B shares .........    (6,134,349)        (36,063,969)        (2,285,745)           (11,924,942)
    Class C shares .........      (297,814)         (1,792,974)           259,229              1,694,997
    Class S shares .........       (23,193)           (145,602)           (17,728)              (108,785)
                               -----------       -------------       ------------          -------------
    Total ..................   (26,214,862)      $(163,369,266)        (9,761,465)         $ (59,353,916)
                               ===========       =============       ============          =============
  Global Series
    Class A shares .........   (16,093,291)      $(184,491,678)         1,005,053          $   9,389,189
    Class B shares .........      (657,013)         (7,220,612)          (129,561)            (1,221,381)
    Class C shares .........      (232,364)         (2,506,573)           112,938              1,358,162
    Class S shares .........        (6,659)            (81,235)            (5,335)               (64,439)
                               -----------       -------------       ------------          -------------
    Total ..................   (16,989,327)      $(194,300,098)           983,095          $   9,461,531
                               ===========       =============       ============          =============
  Social Awareness Series
    Class A shares .........      (302,641)      $  (5,161,031)          (109,030)         $  (1,595,114)
    Class B shares .........      (177,436)         (2,916,322)           (94,132)            (1,473,408)
    Class C shares .........       (16,985)           (296,994)            14,540                261,485
    Class S shares .........        (1,307)            (23,725)            (1,307)               (23,725)
                               -----------       -------------       ------------          -------------
    Total ..................      (498,369)      $  (8,398,072)          (189,929)         $  (2,830,762)
                               ===========       =============       ============          =============
  Mid Cap Value Series
    Class A shares .........    (1,470,203)      $ (30,981,343)         1,255,340          $  27,223,663
    Class B shares .........      (807,313)        (15,601,038)           758,705             16,660,672
    Class C shares .........      (328,860)         (6,235,819)           757,297              6,747,603
    Class S shares .........      (385,002)         (8,605,244)          (355,202)            (7,946,765)
                               -----------       -------------       ------------          -------------
    Total ..................    (2,993,378)      $ (61,423,444)         2,416,140          $  52,685,173
                               ===========       =============       ============          =============
  Small Cap Growth Series
    Class A shares .........    (1,230,400)      $ (12,729,785)          (698,006)         $  (7,380,371)
    Class B shares .........      (440,539)         (4,272,369)           (84,503)              (709,420)
    Class C shares .........      (131,917)         (1,304,989)            39,169                377,689
    Class S shares .........        (8,608)            (85,817)            (5,780)               (53,579)
                               -----------       -------------       ------------          -------------
    Total ..................    (1,811,464)      $ (18,392,960)          (749,120)         $  (7,765,681)
                               ===========       =============       ============          =============
  Enhanced Index Series
    Class A shares .........      (332,010)      $  (2,584,386)           304,373          $   2,244,187
    Class B shares .........      (218,166)         (1,721,386)            67,190                405,838
    Class C shares .........      (101,409)           (786,653)            60,539                484,375
    Class S shares .........          (339)             (2,701)              (339)                (2,701)
                               -----------       -------------       ------------          -------------
    Total ..................      (651,924)      $  (5,095,126)           431,763          $   3,131,699
                               ===========       =============       ============          =============
  International Series
    Class A shares .........      (694,269)      $  (4,477,761)           132,556          $     808,789
    Class B shares .........       (20,331)           (135,521)            64,964                406,757
    Class C shares .........    (1,028,566)         (6,416,855)             3,043                (54,188)
    Class S shares .........           (29)               (212)                 -                    (12)
                               -----------       -------------       ------------          -------------
    Total ..................    (1,743,195)      $ (11,030,349)           200,563          $   1,161,346
                               ===========       =============       ============          =============
  Select 25 Series
    Class A shares .........      (513,090)      $  (4,190,883)           (63,860)         $    (460,329)
    Class B shares .........      (486,519)         (3,816,980)          (200,500)            (1,524,907)
    Class C shares .........      (115,709)           (927,139)            13,346                111,607
    Class S shares .........        (2,221)            (17,927)            (1,668)               (13,127)
                               -----------       -------------       ------------          -------------
    Total ..................    (1,117,539)      $  (8,952,929)          (252,682)         $  (1,886,756)
                               ===========       =============       ============          =============
  Large Cap Growth Series
    Class A shares .........      (345,765)      $  (1,849,654)         1,604,190          $   8,389,829
    Class B shares .........      (171,225)           (939,344)           102,678                581,511
    Class C shares .........       (98,345)           (563,377)           128,630                743,749
    Class S shares .........          (707)             (3,960)              (317)                (1,480)
                               -----------       -------------       ------------          -------------
    Total ..................      (616,042)      $  (3,356,335)         1,835,181          $   9,713,609
                               ===========       =============       ============          =============
  Technology Series
    Class A shares .........      (381,209)      $  (1,484,392)            70,983          $     386,768
    Class B shares .........       (17,657)            (60,216)            59,593                227,422
    Class C shares .........       (84,120)           (303,103)           103,954                382,094
    Class S shares .........       (38,526)           (140,632)           (38,462)              (140,352)
                               -----------       -------------       ------------          -------------
    Total ..................      (521,512)      $  (1,988,343)           196,068          $     855,932
                               ===========       =============       ============          =============
Security Mid Cap Growth Fund
    Class A shares .........    (8,196,903)      $ (80,140,831)        (2,572,227)         $ (25,310,568)
    Class B shares .........    (1,886,546)        (16,408,348)          (955,631)            (8,472,899)
    Class C shares .........      (232,494)         (2,003,670)           360,249              3,432,378
    Class S shares .........      (200,953)         (1,970,493)          (177,809)            (1,732,363)
                               -----------       -------------       ------------          -------------
    Total ..................   (10,516,896)      $(100,523,342)        (3,345,418)         $ (32,083,452)
                               ===========       =============       ============          =============

--------------------------------------------------------------------------------

- NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2003

8. OPTIONS WRITTEN

The following options written were outstanding for Mid Cap Value Series for the period ended March 31, 2003:

PUT OPTIONS WRITTEN

                                                                       EXPIRATION     EXERCISE      NUMBER OF      MARKET
COMMON STOCK                                                              DATE          PRICE       CONTRACTS      VALUE
                                                                       ----------     --------      ---------     --------
Arch Coal, Inc. ......................................................   5/16/03        17.50           370       $ 16,650
Arch Coal, Inc. ......................................................   7/21/03        17.50           370         38,850
Phelps Dodge Corporation .............................................   4/21/03        30.00           185          5,550
Rowan Companies, Inc. ................................................   5/16/03        20.00           325         47,125
Transocean, Inc. .....................................................   8/15/03        17.50            50          4,250
                                                                                                     ------      ---------
Total put options outstanding (premiums received, $166,170)                                           1,300       $112,425
                                                                                                     ======      =========

CALL OPTIONS WRITTEN

                                                                       EXPIRATION     EXERCISE      NUMBER OF      MARKET
COMMON STOCK                                                              DATE          PRICE       CONTRACTS      VALUE
                                                                       ----------     --------      ---------      ------
Ciena Corporation ....................................................   4/17/03         7.50         1,000       $ 5,000
Minerals Technologies, Inc. ..........................................   4/17/03        45.00           200         5,000
                                                                                                     ------      --------
Total call options outstanding (premiums received, $129,396)                                          1,200       $10,000
                                                                                                     ======      ========

Transactions in options written for Mid Cap Value Series for the period ended March 31, 2003 were as follows:

PUT OPTIONS WRITTEN

                                                                                NUMBER OF      PREMIUM
                                                                                CONTRACTS       AMOUNT
                                                                                ---------      --------
Balance at September 30, 2002 ...............................................     1,814        $301,480
Opened ......................................................................     2,396         388,748
Bought Back .................................................................       (74)        (46,137)
Expired .....................................................................      (730)       (168,946)
Exercised ...................................................................    (2,106)       (308,975)
                                                                                -------       ---------
Balance at March 31, 2003 ...................................................     1,300        $166,170
                                                                                =======       =========

CALL OPTIONS WRITTEN

                                                                                NUMBER OF      PREMIUM
                                                                                CONTRACTS       AMOUNT
                                                                                ---------      --------
Balance at September 30, 2002 ...............................................       420        $ 68,337
Opened ......................................................................     2,210         234,709
Bought Back .................................................................        --              --
Expired .....................................................................    (1,210)       (135,928)
Exercised ...................................................................      (220)        (37,722)
                                                                                -------       ---------
Balance at March 31, 2003 ...................................................     1,200        $129,396
                                                                                =======       =========

The following options written were outstanding for Security Mid Cap Growth Fund for the period ended March 31, 2003:

PUT OPTIONS WRITTEN

                                                                       EXPIRATION     EXERCISE      NUMBER OF      MARKET
COMMON STOCK                                                              DATE          PRICE       CONTRACTS      VALUE
                                                                       ----------     --------      ---------    ---------
Cost Plus, Inc. ......................................................   4/17/03        20.00           30         $   750
Micromuse, Inc. ......................................................   4/17/03        35.00          240           1,200
Rowan Companies, Inc. ................................................   5/16/03        20.00          300          43,500
Swift Transportation Company, Inc. ...................................   5/16/03        15.00           10             500
                                                                                                     -----       ---------
Total put options outstanding (premiums received, $62,108)                                             580         $45,950
                                                                                                     =====       =========

CALL OPTIONS WRITTEN

                                                                       EXPIRATION     EXERCISE      NUMBER OF      MARKET
COMMON STOCK                                                              DATE          PRICE       CONTRACTS      VALUE
                                                                       ----------     --------      ---------    ---------
Hyperion Solutions Corporation .......................................   5/16/03        35.00           20           $500
                                                                                                    ------      ---------
Total call options outstanding (premiums received, $5,070)                                              20           $500
                                                                                                    ======      =========

--------------------------------------------------------------------------------

- NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2003

8. OPTIONS WRITTEN (CONTINUED)

Transactions in options written for Security Mid Cap Growth Fund for the period ended March 31, 2003 were as follows:

PUT OPTIONS WRITTEN

                                                                                NUMBER OF      PREMIUM
                                                                                CONTRACTS       AMOUNT
                                                                                ---------     ---------
Balance at September 30, 2002 ...............................................     1,304        $198,586
Opened ......................................................................     1,682         288,180
Bought Back .................................................................      (314)        (63,296)
Expired .....................................................................      (746)       (123,849)
Exercised ...................................................................    (1,346)       (237,513)
                                                                              ---------       ---------
Balance at March 31, 2003 ...................................................       580        $ 62,108
                                                                              =========       =========

CALL OPTIONS WRITTEN

                                                                                NUMBER OF      PREMIUM
                                                                                CONTRACTS       AMOUNT
                                                                                ---------     ---------
Balance at September 30, 2002 ...............................................       889        $221,450
Opened ......................................................................       430          90,399
Bought Back .................................................................         -               -
Expired .....................................................................      (780)       (151,716)
Exercised ...................................................................      (519)       (155,063)
                                                                              ---------       ---------
Balance at March 31, 2003 ...................................................        20        $  5,070
                                                                              =========       =========

9.  SECURITIES LENDING TRANSACTIONS

   Certain of the Funds loan common stocks in order to generate additional income. Each Fund receives cash as collateral, which is invested in a money market mutual fund sponsored by the borrower. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. The market value of the securities on loan and the amount of cash received as collateral as of March 31, 2003, were as follows:

                                                                                   MARKET VALUE OF COLLATERAL
                                                             MARKET VALUE           (MONEY MARKET INSTRUMENT)
                                                         OF LOANED SECURITIES     PURCHASED WITH CASH RECEIVED
                                                         --------------------     ----------------------------
Global Series ..........................................      $5,276,258                   $5,548,070
International Series ...................................       1,237,811                    1,302,189
Large Cap Growth Series ................................       2,453,731                    2,555,562
Technology Series ......................................       1,161,077                    1,233,675

10. FEDERAL TAX MATTERS

   As of September 30, 2002 the components of accumulated earnings/(deficit) on a tax basis were identical to those reported in the Statement of Assets and Liabilities except as follows:

                                  UNDISTRIBUTED   UNDISTRIBUTED                 ACCUMULATED      UNREALIZED           TOTAL
                                    ORDINARY        LONG-TERM     ACCUMULATED   CAPITAL AND     APPRECIATION       ACCUMULATED
                                     INCOME           GAIN          EARNINGS   OTHER LOSSES*  (DEPRECIATION)**  EARNINGS/(DEFICIT)
                                  -------------   -------------   -----------  -------------  ----------------  ------------------
Security Large Cap Value Fund          $-              $-              $-      $(15,665,944)   $(11,088,814)      $(26,754,758)
Security Equity Fund:
  Global Series                         -               -               -       (10,555,582)    (16,929,743)       (27,485,325)
  Small Cap Growth Series               -               -               -       (15,415,031)       (504,331)       (15,919,362)
  Enhanced Index                        -               -               -        (2,499,959)     (7,522,866)       (10,022,825)
  International Series                  -               -               -        (3,299,391)       (921,388)        (4,220,779)
  Technology Series                     -               -               -        (7,895,028)     (2,108,017)       (10,003,045)

*Certain Funds had net capital loss carryovers and deferred post October losses as identified elsewhere in the Notes.
**The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sale losses and the differences between book and tax basis passive foreign investment companies and bond discount accretion.

In accordance with the provisions of the Internal Revenue Code, the percentage of ordinary dividends (including short-term capital gains) attributable to the fiscal year ended September 30, 2002, which qualify for the dividends received deduction for corporate shareholders are 100% for the Security Large Cap Value Fund.

--------------------------------------------------------------------------------

- NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2003

10. FEDERAL TAX MATTERS CONTINUED)

As of September 30, 2002, the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains and post-October capital losses that are deferred to the first day of the next fiscal year are as follows:

                                                                                   DEFERRED
                                           CAPITAL LOSS                          POST-OCTOBER
                                            CARRYOVERS         EXPIRES IN           LOSSES
                                           ------------        ----------        ------------
Security Large Cap Value Fund               $   727,563           2008           $  7,617,089
                                              7,265,289           2009
                                                 56,003           2010
                                            -----------
                                              8,048,855

Security Equity Fund:
  Equity Series                               1,905,805           2009                      -
                                             14,878,996           2010
                                            -----------
                                             16,784,801

  Global Series                                  28,793           2009              5,539,887
                                              4,986,902           2010
                                            -----------
                                              5,015,695

  Social Awareness Series                        41,086           2009                408,397
                                                132,011           2010
                                            -----------
                                                173,097

  Mid Cap Value Series                                -              -                705,695

  Small Cap Growth Series                       480,474           2009              1,697,101
                                             13,237,456           2010
                                            -----------
                                             13,717,930

  Enhanced Index Series                         138,713           2009              1,492,910
                                                976,489           2010
                                            -----------
                                              1,115,202

  International Series                          286,251           2009              1,322,573
                                              1,690,567           2010
                                            -----------
                                              1,976,818

  Select 25                                     368,457           2008              2,630,186
                                              2,259,072           2009
                                              3,363,943           2010
                                            -----------
                                              5,991,472

  Large Cap Growth Series                        58,405           2009              1,393,450
                                                296,393           2010
                                            -----------
                                                354,798

  Technology Series                              78,037           2009              3,811,639
                                              4,005,352           2010
                                            -----------
                                              4,083,389

  Security Mid Cap Growth Fund                  688,535           2010              1,753,069

   The Security Equity Fund - Equity Series inherited approximately $1,504,000 of capital losses (included above) from its merger with Security Equity
Fund - Total Return Series (see Note 11), which may be applied against any realized net taxable capital gains in future years or until September 30, 2009, the respective date, whichever occurs first, subject to certain limitations imposed by Section 382 of the Internal Revenue Code.

--------------------------------------------------------------------------------

- NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2003

11. SUBSEQUENT EVENTS

   On May 1, 2003, the Board of Directors of the Security Equity Fund approved a change in the subadvisor for the Enhanced Index Series. Effective May 1, 2003, Northern Trust will replace Deutsche Asset Management as the subadvisor for the Enhanced Index Series. SMC will pay Northern Trust a subadvisory fee, as computed on a daily basis as follows:

COMBINED AVERAGE DAILY NET ASSETS                                ANNUAL FEES
---------------------------------                                -----------
$0 to $100 Million .............................................    .20%
$100 Million to $300 Million ...................................    .15%
$300 Million or more ...........................................    .13%

In addition, SMC has agreed to waive 0.25% of the management fees for the Enhanced Index Series.

--------------------------------------------------------------------------------

- DIRECTOR DISCLOSURE

MARCH 31, 2003

                                                                                                                      NUMBER OF
                                                                             PRINCIPAL                                PORTFOLIOS IN
NAME,                         POSITION(S)         TERM OF                    OCCUPATION(S)                            FUND COMPLEX
ADDRESS AND                   HELD WITH           OFFICE AND                 DURING THE PAST                          OVERSEEN BY
AGE                           THE FUND            LENGTH OF TIME SERVED      5 YEARS                                  THE DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Donald A. Chubb, Jr.          Director**          1994 to present***         Business broker,                              36
One Security Benefit Place                                                     Griffith & Blair Realtors
Topeka, KS 66636-0001                                                        Manager, Star Sign, Inc.
55

Penny A. Lumpkin              Director**          1993 to present***         President, Vivian's Gift Shop                 36
One Security Benefit Place                                                   Vice President, Palmer Companies, Inc.
Topeka, KS 66636-0001                                                        Vice President, Bellairre Shopping
62                                                                             Center
                                                                             Partner, Goodwin Ent.
                                                                             Partner, PLB
                                                                             Partner, Town Crier
                                                                             Vice President and Treasurer,
                                                                               Palmer News, Inc.
                                                                             Vice President, M/S News, Inc.
                                                                             Secretary, Kansas City Periodicals

Mark L. Morris, Jr.           Director**          1991 to present***         Independent Investor, Morris Co.              36
One Security Benefit Place                                                   Partner, Mark Morris Associates
Topeka, KS 66636-0001
67

Maynard F. Oliverius          Director            1998 to present***         President & CEO,                              36
One Security Benefit Place                                                     Stormont Vail HealthCare
Topeka, KS 66636-0001
58

John D. Cleland               Chairman of the     February 2000 to present   Sr. Vice President and Managing               36
One Security Benefit Place    Board               1991 to present***           Member Representative, Security
Topeka, KS 66636-0001         Director*                                        Management Company, LLC
65                                                                           Sr. Vice President, Security Benefit
                                                                               Group, Inc.
                                                                             Sr. Vice President, Security Benefit
                                                                               Life Insurance Co.
                                                                             Director & Vice President,
                                                                               Security Distributors, Inc.

James R. Schmank              President           February 2000 to present   President and Managing Member                 36
One Security Benefit Place    Director*           1997 to present***           Representative, Security
Topeka, KS 66636-0001                                                          Management Company, LLC
48                                                                           Sr. Vice President,
                                                                               Security Benefit Group, Inc.
                                                                             Sr. Vice President,
                                                                               Security Benefit Life Insurance Co.
                                                                             Director, Security Distributors, Inc.

*These directors are deemed to be "interested persons" of the Funds under the Investment Company Act of 1940, as amended, by reason of their positions with the Funds' Investment Manager and/or the parent of the Investment Manager.

**These directors serve on the Funds' joint audit committee, the purpose of which is to meet with the independent auditors, to review the work of the auditors, and to oversee the handling by Security Management Company, LLC of the accounting function for the Funds.

***Term is until the next annual meeting, or until their successors shall have been duly elected and qualified.

The statement of additional information ("SAI") includes additional information about the Fund Directors and is available upon request without charge by calling 1-800-888-2461.

--------------------------------------------------------------------------------

THE SECURITY GROUP OF MUTUAL FUNDS
----------------------------------

Security Large Cap Value Fund
Security Equity Fund
    - Equity Series
    - Global Series
    - Social Awareness Series
    - Mid Cap Value Series
    - Small Cap Growth Series
    - Enhanced Index Series
    - International Series
    - Select 25 Series
    - Large Cap Growth Series
    - Technology Series
Security Mid Cap Growth Fund
Security Income Fund
    - Diversified Income Series
    - High Yield Series
Security Municipal Bond Fund
Security Cash Fund

SECURITY FUNDS OFFICERS AND DIRECTORS
-------------------------------------

DIRECTORS
---------

Donald A. Chubb, Jr.
John D. Cleland
Penny A. Lumpkin
Mark L. Morris, Jr., D.V.M.
Maynard F. Oliverius
James R. Schmank

OFFICERS
--------

John D. Cleland, CHAIRMAN OF THE BOARD
James R. Schmank, PRESIDENT
Steven M. Bowser, VICE PRESIDENT, EQUITY FUND
Mark Lamb, VICE PRESIDENT, EQUITY FUND
Terry A. Milberger, VICE PRESIDENT, EQUITY FUND
Mark Mitchell, VICE PRESIDENT, EQUITY FUND
James P. Schier, VICE PRESIDENT, EQUITY AND MID CAP GROWTH FUND
Cindy L. Shields, VICE PRESIDENT, EQUITY FUND
Amy J. Lee, SECRETARY
Christopher D. Swickard, ASSISTANT SECRETARY
Brenda M. Harwood, TREASURER

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.

[SECURITY DISTRIBUTORS, INC. LOGO]

One Security Benefit Place
Topeka, KS 66636-0001


SDI 604 (R3-03)                                                      46-06044-00